   As filed with the Securities and Exchange Commission on April 29, 2005.

                                                          File No. 33-80738
                                                                  811-08584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.    18                                  [X]
                                      --------

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    89                                                 [X]
                       --------

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

     It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b) of Rule 485
         --------
            X      on May 2, 2005 pursuant to paragraph (b) of Rule 485
         -------
                   60 days after filing pursuant to paragraph (a)(1) of Rule 485
         --------
                   on _____,  pursuant to paragraph (a)(1) of Rule 485
         --------
                   this post-effective amendment designates a new effective date
         --------  for a previously filed post-effective amendment.

                                    PART A

SELECT DIMENSIONS VARIABLE ANNUITY
SEPARATE ACCOUNT THREE
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: (800) 862-6668 (CONTRACT OWNERS)
(800) 862-4397 (ACCOUNT EXECUTIVE)                            [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase Series I of the Select Dimensions Variable Annuity. Please read it carefully before you purchase your variable annuity.


Select Dimensions Variable Annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Portfolios with investment strategies ranging from conservative to aggressive and you may pick those Portfolios that meet your investment goals and risk tolerance. The Sub-Accounts and the Portfolios are listed below:

- MONEY MARKET SUB-ACCOUNT which purchases Class X shares of Money Market Portfolio of the Morgan Stanley Select Dimensions Investment Series

- FLEXIBLE INCOME SUB-ACCOUNT which purchases Class X shares of Flexible Income Portfolio of the Morgan Stanley Select Dimensions Investment Series

- BALANCED GROWTH SUB-ACCOUNT which purchases Class X shares of Balanced Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- UTILITIES SUB-ACCOUNT which purchases Class X shares of Utilities Portfolio of the Morgan Stanley Select Dimensions Investment Series (Closed to Contracts issued on or after May 3, 2004)

- DIVIDEND GROWTH SUB-ACCOUNT which purchases Class X shares of Dividend Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series


- EQUALLY-WEIGHTED S&P 500 SUB-ACCOUNT (formerly Value-Added Market Sub-Account) which purchases Class X shares of Equally-Weighted S&P 500 Portfolio of the Morgan Stanley Select Dimensions Investment Series


- GROWTH SUB-ACCOUNT which purchases Class X shares of Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- AMERICAN OPPORTUNITIES SUB-ACCOUNT which purchases Class X shares of American Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases Class X shares of Capital Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- GLOBAL EQUITY SUB-ACCOUNT which purchases Class X shares of Global Equity Portfolio of the Morgan Stanley Select Dimensions Investment Series

- DEVELOPING GROWTH SUB-ACCOUNT which purchases Class X shares of Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- CORE PLUS FIXED INCOME SUB-ACCOUNT which purchases Class I shares of Core Plus Fixed Income Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases Class I shares of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases Class I shares of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.

- HIGH YIELD SUB-ACCOUNT which purchases Class I shares of High Yield Portfolio of The Universal Institutional Funds, Inc.


- U.S. MID CAP VALUE SUB-ACCOUNT which purchases Class I shares of U.S. Mid Cap Value Portfolio of The Universal Institutional Funds, Inc.


- TECHNOLOGY SUB-ACCOUNT which purchases Class I shares of Technology Portfolio of The Universal Institutional Funds, Inc. (Closed to Contracts issued on or after May 3, 2004)

- ENTERPRISE SUB-ACCOUNT which purchases Class I shares of Enterprise Portfolio of the Van Kampen Life Investment Trust

- GROWTH AND INCOME SUB-ACCOUNT which purchases Class I shares of Growth and Income Portfolio of the Van Kampen Life Investment Trust

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial
  Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial
  Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)


- FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND SUB-ACCOUNT (formerly Franklin Small Cap Fund Sub-Account) which purchases Class 2 shares of the Franklin Small-Mid Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small-Mid Cap Growth Securities Fund")


- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the Fixed Account, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency


This Contract and its features may not be available for sale in all states.


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PROSPECTUS DATED: MAY 2, 2005


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2005

4                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                         PAGE
 ----------------------------------------------------------------------------
 DEFINITIONS                                                               5
 ----------------------------------------------------------------------------
 FEE TABLE                                                                 7
 ----------------------------------------------------------------------------
 HIGHLIGHTS                                                               10
 ----------------------------------------------------------------------------
 GENERAL CONTRACT INFORMATION                                             11
 ----------------------------------------------------------------------------
   Hartford Life Insurance Company                                        11
 ----------------------------------------------------------------------------
   Separate Account                                                       11
 ----------------------------------------------------------------------------
 THE PORTFOLIOS                                                           12
 ----------------------------------------------------------------------------
   The Investment Advisers                                                13
 ----------------------------------------------------------------------------
 PERFORMANCE RELATED INFORMATION                                          15
 ----------------------------------------------------------------------------
 FIXED ACCOUNT                                                            15
 ----------------------------------------------------------------------------
 THE CONTRACT                                                             17
 ----------------------------------------------------------------------------
   Purchases and Contract Value                                           17
 ----------------------------------------------------------------------------
   Charges and Fees                                                       21
 ----------------------------------------------------------------------------
   Death Benefit                                                          24
 ----------------------------------------------------------------------------
   Surrenders                                                             27
 ----------------------------------------------------------------------------
 ANNUITY PAYOUTS                                                          28
 ----------------------------------------------------------------------------
 OTHER PROGRAMS AVAILABLE                                                 30
 ----------------------------------------------------------------------------
 OTHER INFORMATION                                                        31
 ----------------------------------------------------------------------------
   Legal Matters                                                          33
 ----------------------------------------------------------------------------
   More Information                                                       34
 ----------------------------------------------------------------------------
 FEDERAL TAX CONSIDERATIONS                                               34
 ----------------------------------------------------------------------------
 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                 40
 ----------------------------------------------------------------------------
 APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       41
 ----------------------------------------------------------------------------
 APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                        45
 ----------------------------------------------------------------------------
 APPENDIX III -- ACCUMULATION UNIT VALUES                                 46
 ----------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Account.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets including any money you have invested in the Fixed Account. The assets of the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a

6                                                HARTFORD LIFE INSURANCE COMPANY
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Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE INSURANCE COMPANY                                                7
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                                   FEE TABLE
                       WITHOUT THE LONGEVITY REWARD RIDER

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

 CONTRACT OWNER TRANSACTION EXPENSES
 Sales Charge Imposed on Purchases (as a percentage of Premium
   Payments)                                                         None
 -------------------------------------------------------------------------
 Contingent Deferred Sales Charge (as a percentage of Premium
   Payments) (1)
     First Year (2)                                                     6%
 -------------------------------------------------------------------------
     Second Year                                                        6%
 -------------------------------------------------------------------------
     Third Year                                                         5%
 -------------------------------------------------------------------------
     Fourth Year                                                        5%
 -------------------------------------------------------------------------
     Fifth Year                                                         4%
 -------------------------------------------------------------------------
     Sixth Year                                                         3%
 -------------------------------------------------------------------------
     Seventh Year                                                       2%
 -------------------------------------------------------------------------
     Eighth Year                                                        0%
 -------------------------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.


(2) Length of time from each Premium Payment.


CONTRACT OWNER PERIODIC EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

 ANNUAL MAINTENANCE FEE (3)                                           $30
 -------------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Sub-Account Value)
     Mortality and Expense Risk Charge                               1.25%
 -------------------------------------------------------------------------
     Administrative Charge                                           0.15%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses                          1.40%
 -------------------------------------------------------------------------
 OPTIONAL CHARGES (as a percentage of average daily Sub-Account
   Value)
     Optional Death Benefit Charge                                   0.15%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses with all Optional
      Charges                                                        1.55%
 -------------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

8                                                HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE
                        WITH THE LONGEVITY REWARD RIDER

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

 CONTRACT OWNER TRANSACTION EXPENSES
 Sales Charge Imposed on Purchases (as a percentage of Premium
   Payments)                                                         None
 -------------------------------------------------------------------------
 Contingent Deferred Sales Charge (as a percentage of Premium
   Payments) (1)
 -------------------------------------------------------------------------

                EXISTING PREMIUM PAYMENTS                                      NEW PREMIUM PAYMENTS
                                  CONTINGENT DEFERRED
                                      SALES CHARGE                 YEARS SINCE WE             CONTINGENT DEFERRED
                                    (AS A PERCENTAGE              RECEIVED THE NEW                SALES CHARGE
        YEARS SINCE                   OF EXISTING                 PREMIUM PAYMENT               (AS A PERCENTAGE
         RIDER DATE                PREMIUM PAYMENTS)             BEING SURRENDERED            OF PREMIUM PAYMENTS)
----------------------------------------------------------------------------------------------------------------------
    First Year                             5%               First Year                                 5%
----------------------------------------------------------------------------------------------------------------------
    Second Year                            4%               Second Year                                4%
----------------------------------------------------------------------------------------------------------------------
    Third Year                             3%               Third Year                                 3%
----------------------------------------------------------------------------------------------------------------------
    Fourth Year                            2%               Fourth Year                                2%
----------------------------------------------------------------------------------------------------------------------
    Fifth Year                             1%               Fifth Year                                 1%
----------------------------------------------------------------------------------------------------------------------
    Sixth Year                             0%               Sixth Year                                 0%
----------------------------------------------------------------------------------------------------------------------


(1) The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.


(2) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


CONTRACT OWNER PERIODIC EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

 ANNUAL MAINTENANCE FEE (2)                                           $30
 -------------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Sub-Account Value)
     Mortality and Expense Risk Charge                               1.15%
 -------------------------------------------------------------------------
     Administrative Charge                                           0.15%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses                          1.30%
 -------------------------------------------------------------------------
 OPTIONAL CHARGES (as a percentage of average daily Sub-Account
   Value)
     Optional Death Benefit Charge                                   0.15%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses with all Optional
      Charges                                                        1.45%
 -------------------------------------------------------------------------

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                              Minimum  Maximum
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                        0.25%    1.71%
------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
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EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                         $  910
----------------------------------------------------------------------
3 years                                                        $1,532
----------------------------------------------------------------------
5 years                                                        $2,164
----------------------------------------------------------------------
10 years                                                       $3,672
----------------------------------------------------------------------


(2)  If you annuitize at the end of the applicable time period:


1 year                                                         $  334
----------------------------------------------------------------------
3 years                                                        $1,034
----------------------------------------------------------------------
5 years                                                        $1,756
----------------------------------------------------------------------
10 years                                                       $3,663
----------------------------------------------------------------------


(3)  If you do not Surrender your Contract:


1 year                                                         $  342
----------------------------------------------------------------------
3 years                                                        $1,042
----------------------------------------------------------------------
5 years                                                        $1,764
----------------------------------------------------------------------
10 years                                                       $3,672
----------------------------------------------------------------------


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CONDENSED FINANCIAL INFORMATION



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix III for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

10                                               HARTFORD LIFE INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our Automatic Additions Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract. The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT     SALES CHARGE WILL BE:
-------------------------------------------
         1                    6%
-------------------------------------------
         2                    6%
-------------------------------------------
         3                    5%
-------------------------------------------
         4                    5%
-------------------------------------------
         5                    4%
-------------------------------------------
         6                    3%
-------------------------------------------
         7                    2%
-------------------------------------------
     8 or more                0%
-------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Contract for more than seven years.

x  Distributions made due to death

x Distributions under a program for substantially equal periodic payments made for your life expectancy

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:


- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.



- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.



- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses accompanying this prospectus for more complete information.



- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.


WHAT IS THE LONGEVITY REWARD RIDER?

If you are eligible, you may add the Longevity Reward Rider to your Contract. The Rider reduces the Mortality and Expense Risk Charge to an annual charge of 1.15%, and applies a new five-year Contingent Deferred Sales Charge schedule to Surrenders made after you add the Rider to your Contract. The new schedule declines from 5% to 0% over five years.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.


 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.


 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint Contract Owner or Annuitant, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. This Death Benefit amount will remain invested in the Sub-Accounts and Fixed Account according to your last instructions and will fluctuate with the performance of the underlying Funds.

HARTFORD LIFE INSURANCE COMPANY                                               11
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If death occurs before the Annuity Commencement date, the Death Benefit is the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

 -  the Contract Value of your Contract;

 -  your Maximum Anniversary Value; or

 - your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with 120, 180 or 240 Monthly Payments Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity and Payments For a Designated Period. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months.
Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
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HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING               BASIS OF RATING
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 A.M. Best and Company, Inc.             2/15/05              A+  Financial Strength
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 Standard & Poor's                       2/15/05             AA-  Financial Strength
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 Fitch                                   2/15/05             AA   Financial Strength
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These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

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- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE PORTFOLIOS
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The underlying investments for the Contract are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark-Variable Insurance Trust-SM- and Franklin Templeton Variable Insurance Products Trust, all open-ended investment companies.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Fund's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity.

FLEXIBLE INCOME PORTFOLIO -- Seeks, as a primary objective to provide a high level of current income. As a secondary objective the Portfolio seeks to maximize total return, but only to the extent consistent with its primary objective.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income.

UTILITIES PORTFOLIO (Closed to Contracts issued on or after May 3,
2004) -- Seeks capital appreciation and current income.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital.


EQUALLY-WEIGHTED S&P 500 PORTFOLIO (formerly Value-Added Market
Sub-Account) -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.


GROWTH PORTFOLIO -- Seeks long-term growth of capital.

AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility.

CAPITAL OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth.

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and to a lesser extent from income.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities (commonly referred to as "junk bonds").


U.S. MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.


EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.

CORE PLUS FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

TECHNOLOGY PORTFOLIO (Closed to Contracts issued on or after May 3,
2004) -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries.

VAN KAMPEN LIFE INVESTMENT TRUST:

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

GROWTH AND INCOME PORTFOLIO -- Seeks long-term growth of capital and income.

HARTFORD LIFE INSURANCE COMPANY                                               13
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AMERICAN FUNDS INSURANCE SERIES:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

MFS VARIABLE INSURANCE TRUST:

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:


FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND (formerly Franklin Small Cap
Fund) -- Seeks long-term capital growth.



FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary objective.



MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal.



TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation.



TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth.


THE INVESTMENT ADVISERS


Morgan Stanley Investment Advisors Inc. ("MS Advisors"), a Delaware Corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, is the Investment Manager for the Money Market Portfolio, the Flexible Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Equally-Weighted S&P 500 Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Capital Opportunities Portfolio, the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series (the "Morgan Stanley Portfolios"). MS Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley.


MS Advisors provides administrative services, manages the Morgan Stanley Portfolios' business affairs and manages the investment of the Morgan Stanley Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MS Advisors has retained Morgan Stanley Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Portfolios. For its services, the Morgan Stanley Portfolios pay MS Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MS Advisors and the respective fees of the Morgan Stanley Portfolios.

Morgan Stanley Investment Management Inc. ("MS Investment Management"), a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, doing business in this instance as Van Kampen, is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, High Yield Portfolio, Core Plus Fixed Income Portfolio, U.S. Mid Cap Value Portfolio, and Technology Portfolio of The Universal Institutional
Funds, Inc. As the investment adviser to these Portfolios, MS Investment Management, provides investment advice and portfolio management services. MS Investment Management, like MS Advisors, is a wholly-owned subsidiary of Morgan Stanley.

The Investment Adviser with respect to the Growth and Income Portfolio and Enterprise Portfolio is Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios. Van Kampen Investments Inc.'s more than 50 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope

14                                               HARTFORD LIFE INSURANCE COMPANY
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Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark-serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.


Franklin Small-Mid Cap Growth Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. In this Annuity, Franklin Small Cap Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund offer Class 2 shares and Franklin Strategic Income Fund and Templeton Developing Markets Securities Fund offer Class I shares. The investment manager of Franklin Small Cap Fund and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your Contract. We may, in our sole discretion, establish new Portfolios. New Portfolios will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Portfolios to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide

HARTFORD LIFE INSURANCE COMPANY                                               15
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that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Sub-Accounts for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Portfolios and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCOUNT
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Premium Payments and Contract Values allocated to the Fixed Account are available to our general creditors.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Account interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK

HARTFORD LIFE INSURANCE COMPANY                                               17
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THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.



The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.


Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

HARTFORD LIFE INSURANCE COMPANY                                               17
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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b)of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our Automatic Additions Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.


You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.


Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?


The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Portfolios.



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes,

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by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.


To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:


- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by



- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by



- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.


We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.


CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.



Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-

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Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.



SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



Hartford attempts to curb frequent transfers in the following ways:



x  20 Transfer Rule;



x  Abusive Trading Policy; and



x  Third Party Transfer Service Agreements.

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THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.



We may make changes to this policy at any time.



ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.



Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again. In

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the event such separate agreements are required, the terms and conditions of these agreements may vary from one agreement to the next but all of these agreements, without exception, would be more restrictive than our regular policies that restrict excessive Sub-Account transfers.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?



INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.



SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Trading Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule and the Abusive Trading Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.



Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.



POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.



Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not

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to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.



Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?



We print the prospectus for the variable annuity together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


FIXED ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Account for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Account.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668.

- Electronically, if available, by the internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgment is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


Telephone or internet transfer requests may currently only be cancelled by calling us at (800)862-6668 before the close of the New York Stock Exchange on the day you made the transfer request.


Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are geniune, including a requirement that contract owners provide certain indentification information, including a personal indentification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

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The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS
 FROM PREMIUM              CONTINGENT DEFERRED
    PAYMENT                   SALES CHARGE
----------------------------------------------
       1                           6%
----------------------------------------------
       2                           6%
----------------------------------------------
       3                           5%
----------------------------------------------
       4                           5%
----------------------------------------------
       5                           4%
----------------------------------------------
       6                           3%
----------------------------------------------
       7                           2%
----------------------------------------------
   8 or more                       0%
----------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. For Contracts purchased on or after September 29, 1997, we will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:


- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.



- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.



- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.


- Upon cancellation during the Right to Cancel Period

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit

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paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?


We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.


ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE


If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we being to make Annuity Payouts which is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.



REDUCED FEES AND CHARGES


WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

LONGEVITY REWARD RIDER

If you are eligible, you may add the Longevity Reward Rider ("Rider") to your Contract on or after April 1, 2002. The Rider provides for a reduced Mortality and Expense Risk Charge in exchange for the application of a new five-year Contingent Deferred Sales Charge ("CDSC") schedule to existing and new Premium Payments surrendered after the date we add this Rider

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to your Contract ("Rider Date"). The new schedule declines from 5% to 0% over five years. The Rider may not be appropriate for you if you expect to make surrenders within the first five years of the Rider Date.

ELIGIBILITY -- You may elect the Rider at any time during the accumulation phase if you have owned your Contract for at least seven years and either: 1) you have not made any Premium Payments within the previous two years; or 2) have a CDSC of less than 2% of your current total Contract Value.

MORTALITY AND EXPENSE RISK CHARGE -- If you elect the Rider, then starting on the Rider Date, we will reduce the Mortality and Expense Risk Charge ("M&E Risk Charge") by 0.10%. That means your M&E Charge will be equal to a daily charge at an annual rate of 1.15% of Sub-Account Value. The following table lists the Separate Account Annual Expenses with and without the Rider:

                                                                WITH THE     WITHOUT THE
                                                               LONGEVITY      LONGEVITY
                                                              REWARD RIDER   REWARD RIDER
-----------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                             1.15%         1.25%
-----------------------------------------------------------------------------------------
    Administrative Charge                                         0.15%         0.15%
-----------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                        1.30%         1.40%
-----------------------------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                                 0.15%         0.15%
-----------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses with all Optional
     Charges                                                      1.45%         1.55%
-----------------------------------------------------------------------------------------

NEW CONTINGENT DEFERRED SALES CHARGE -- If you elect the Rider we will apply the new CDSC schedule ("New Schedule") set forth below. That means that we may assess a CDSC of up to five percent of the total Premium Payments you surrender after the Rider Date. The New Schedule applies to Premium Pay-ments made both before the Rider Date ("Existing Premium Payments"), as well as payments made after the Rider Date ("New Premium Payments"). The CDSC declines to 0% for Existing Premium Payments and New Premium Payments according to the following schedules:

                EXISTING PREMIUM PAYMENTS                                      NEW PREMIUM PAYMENTS
                                  CONTINGENT DEFERRED
                                      SALES CHARGE                 YEARS SINCE WE             CONTINGENT DEFERRED
                                    (AS A PERCENTAGE              RECEIVED THE NEW                SALES CHARGE
        YEARS SINCE                   OF EXISTING                 PREMIUM PAYMENT               (AS A PERCENTAGE
         RIDER DATE                PREMIUM PAYMENTS)             BEING SURRENDERED            OF PREMIUM PAYMENTS)
----------------------------------------------------------------------------------------------------------------------
    First Year                             5%               First Year                                 5%
----------------------------------------------------------------------------------------------------------------------
    Second Year                            4%               Second Year                                4%
----------------------------------------------------------------------------------------------------------------------
    Third Year                             3%               Third Year                                 3%
----------------------------------------------------------------------------------------------------------------------
    Fourth Year                            2%               Fourth Year                                2%
----------------------------------------------------------------------------------------------------------------------
    Fifth Year                             1%               Fifth Year                                 1%
----------------------------------------------------------------------------------------------------------------------
    Sixth Year                             0%               Sixth Year                                 0%
----------------------------------------------------------------------------------------------------------------------

Once all Premium Payments have been surrendered, additional surrenders will not be assessed a CDSC.

ANNUAL WITHDRAWAL AMOUNT -- Currently, during the first seven years from each Premium Payment you are permitted to make partial surrenders of up to 10% of total Premium Payments without paying a CDSC. If you elect the Rider, you will continue to have the option to make partial surrenders of up to 10% of your total Premium Payments without paying a CDSC.

SURRENDER ORDER -- During the first five years after the Rider Date all surrenders made after the Rider Date in excess of the Annual Withdrawal Amount, are taken first from Premium Payments, in the order such Premium Payments were received, then from earnings. Surrenders in excess of the Annual Withdrawal Amount will be subject to the New Schedule.

After the fifth year from the Rider Date, all surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments, in the order such Premium Payments were received. Only Premium Payments invested for less than five years from the Rider Date, or which have been invested in the Contract for less than five years at the time of the surrender, will be subject to a CDSC.

The Rider is not available in all states.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint Contract Owner or the Annuitant before we begin to make Annuity Payouts. The Death Benefit is

HARTFORD LIFE INSURANCE COMPANY                                               25
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calculated when we receive a certified death certificate or other legal document acceptable to us.


Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.


If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial surrenders or;

- The Contract Value of your Contract; or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit Rider for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date the Optional Death Benefit Rider is added;

- Plus any Premium Payments made after the date the Optional Death Benefit Rider is added;

- Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit Rider was added;

- Compounded daily at an annual rate of 5.0%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any proportional adjustments for any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider minus any proportional adjustments for any Surrenders from that date.

For examples on how the Optional Death Benefit is calculated see "Appendix II". The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit Rider is not available in Washington and New York. Once you elect the Optional Death Benefit Rider, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life

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expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the Spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit if the Spouse had elected to receive the Death Benefit. This spousal continuation is available only once for each Contract.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

HARTFORD LIFE INSURANCE COMPANY                                               27
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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.


THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC,

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(b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot by deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

HARTFORD LIFE INSURANCE COMPANY                                               29
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The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%,

- or Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN -- We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less that the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN, OR PAYMENTS FOR A DESIGNATED PERIOD VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

30                                               HARTFORD LIFE INSURANCE COMPANY
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- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity is 5%. The first Annuity Payout will be based upon a 5% Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payouts. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Annuity Payment tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Portfolios. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.


The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 5% AIR is 0.999866%.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract".


OTHER PROGRAMS AVAILABLE
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We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.


AUTOMATIC ADDITIONS PROGRAM -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur

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either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET REBALANCER PROGRAM -- Asset Rebalancer is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Rebalancer Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Account or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER INFORMATION
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ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.


Upfront commissions paid by Hartford will not be more than 7% of Premium Payments. Trail commissions will not be more than 1% of Contract Value. From time to time Hartford may also pay or permit other promotional incentives, in cash or credit or other compensation.



ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.



With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets I.E., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to,

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exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.



DISTRIBUTION ARRANGEMENTS -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.



In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.



As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp, M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp, Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated, Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS
Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.



The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education

HARTFORD LIFE INSURANCE COMPANY                                               33
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and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.



For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $50 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.



The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a Registered Representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and Registered Representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.



In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

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MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-4397 (Account Executive)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.


FEDERAL TAX CONSIDERATIONS

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A.  INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



 1. NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior

HARTFORD LIFE INSURANCE COMPANY                                               35
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taxable year with respect to the Contract under Section 72(u). However,
Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



 vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the

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    contract as of the Annuity Commencement Date, any additional payments
     (including surrenders) will be entirely includable in gross income.



 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.



  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



 ii. The 10% penalty tax will not apply to the following distributions:



    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



    3.  Distributions attributable to a recipient's becoming disabled.



    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.



    5. Distributions made under certain annuities issued in connection with structured settlement agreements.



    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

HARTFORD LIFE INSURANCE COMPANY                                               37
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    f. REQUIRED DISTRIBUTIONS.



  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



    g. ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered intofor tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



    h. PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



 3. DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

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 4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D.  FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:



    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution.



    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.



E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax

HARTFORD LIFE INSURANCE COMPANY                                               39
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forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G.  ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

40                                               HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

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 GENERAL INFORMATION
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     Safekeeping of Assets
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     Experts
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     Non-Participating
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     Misstatement of Age or Sex
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     Principal Underwriter
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 PERFORMANCE RELATED INFORMATION
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     Total Return for all Sub-Accounts
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     Yield for Sub-Accounts
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     Money Market Sub-Accounts
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     Additional Materials
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     Performance Comparisons
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 FINANCIAL STATEMENTS
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HARTFORD LIFE INSURANCE COMPANY                                               41
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.



The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.



2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon severance from employment;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.



3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

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Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.



In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- has a severance from employment as defined in the Code (including death of the participating employee), or



- suffers an unforeseeable financial emergency as defined in the Code.



4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER


SECTION 408


TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.



SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee's becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

HARTFORD LIFE INSURANCE COMPANY                                               43
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- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or



- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.



If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.



The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.



The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.



Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the entire value of all benefits provided under a Contract as of the close of business on the last day of the previous calendar year. The death benefit and any optional benefits purchased under the Contract may affect the amount of the minimum required distribution that must be taken. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments if the payment structure satisfies certain rules set forth in Income Tax Regulations.



If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



In 2002 and in 2004, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.



(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.



Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.



For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.



For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.



Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to

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an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.



Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.



For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.



Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

HARTFORD LIFE INSURANCE COMPANY                                               45
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APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

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46                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits.



                                                         AS OF DECEMBER 31,
                      -----------------------------------------------------------------------------------------
SUB-ACCOUNT             2004      2003      2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
  AMERICAN
  OPPORTUNITIES
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 23.831  $ 20.043  $ 25.913  $ 37.260  $ 39.532  $ 25.729  $ 19.951  $ 15.335  $ 13.770  $  10.000
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 25.449  $ 23.831  $ 20.043  $ 25.913  $ 37.260  $ 39.532  $ 25.729  $ 19.951  $ 15.335  $  13.770
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       695       978     1,235     1,678     2,376     2,034     1,468     1,022       591        160
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 23.665  $ 19.934  $ 25.810  $ 37.167  $ 39.493  $ 29.294        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 25.233  $ 23.665  $ 19.934  $ 25.810  $ 37.167  $ 39.493        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
  BALANCED GROWTH
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 19.683  $ 16.656  $ 19.083  $ 19.121  $ 18.230  $ 17.859  $ 15.829  $ 13.618  $ 12.164  $  10.000
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 21.530  $ 19.683  $ 16.656  $ 19.083  $ 19.121  $ 18.230  $ 17.859  $ 15.829  $ 13.618  $  12.164
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       517       577       734       776       790       814       706       369       191         11
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 19.545  $ 16.564  $ 19.007  $ 19.073  $ 18.212  $ 19.514        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 21.348  $ 19.545  $ 16.564  $ 19.007  $ 19.073  $ 18.212        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --         1         1         1         1        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
  CAPITAL
  OPPORTUNITIES
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  7.823  $  5.601  $ 10.111  $ 16.119  $ 22.568  $ 11.913  $ 11.433        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  9.457  $  7.823  $  5.601  $ 10.111  $ 16.119  $ 22.568  $ 11.913        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       325       376       423       806     1,466       654       263        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  7.768  $  5.570  $ 10.070  $ 16.079  $ 22.545  $ 13.393        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  9.377  $  7.768  $  5.570  $ 10.070  $ 16.079  $ 22.545        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --         1         1         1         1        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
  DEVELOPING GROWTH
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 21.767  $ 15.611  $ 21.906  $ 29.816  $ 38.574  $ 20.318  $ 18.896  $ 16.843  $ 15.123  $  10.000
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 26.253  $ 21.767  $ 15.611  $ 21.906  $ 29.816  $ 38.574  $ 20.318  $ 18.896  $ 16.843  $  15.123
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       185       229       262       371       568       345       341       361       262         63
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 21.615  $ 15.525  $ 21.819  $ 29.742  $ 38.535  $ 22.022        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 26.031  $ 21.615  $ 15.525  $ 21.819  $ 29.742  $ 38.535        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                                                         AS OF DECEMBER 31,
                      -----------------------------------------------------------------------------------------
SUB-ACCOUNT             2004      2003      2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
  DIVIDEND GROWTH
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 24.324  $ 19.311  $ 23.860  $ 25.590  $ 24.631  $ 24.847  $ 21.045  $ 16.921  $ 13.784  $  10.000
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 25.973  $ 24.324  $ 19.311  $ 23.860  $ 25.590  $ 24.631  $ 24.847  $ 21.045  $ 16.921  $  13.784
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)     1,269     1,595     1,901     2,620     2,534     3,174     3,148     2,483     1,052        304
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 24.154  $ 19.205  $ 23.765  $ 25.526  $ 24.606  $ 28.283        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 25.753  $ 24.154  $ 19.205  $ 23.765  $ 25.526  $ 24.606        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
  FLEXIBLE INCOME
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.981  $ 11.594  $ 10.819  $ 11.436  $ 12.175  $ 12.577  $ 12.238  $ 11.457  $ 10.607  $  10.000
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.697  $ 12.981  $ 11.594  $ 10.819  $ 11.436  $ 12.175  $ 12.577  $ 12.238  $ 11.457  $  10.607
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       294       348       386       443       532       645     1,010       547       224         61
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.891  $ 11.530  $ 10.776  $ 11.408  $ 12.163  $ 12.511        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.581  $ 12.891  $ 11.530  $ 10.776  $ 11.408  $ 12.163        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --         1         1         1         1        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY GLOBAL
  EQUITY PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 16.173  $ 12.174  $ 14.942  $ 18.305  $ 19.733  $ 14.918  $ 13.142  $ 12.265  $ 11.162  $  10.000
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 17.250  $ 16.173  $ 12.174  $ 14.942  $ 18.305  $ 19.733  $ 14.918  $ 13.142  $ 12.265  $  11.162
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       469       575       679       907     1,079     1,056     1,058       920       470         95
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 16.060  $ 12.107  $ 14.882  $ 18.259  $ 19.713  $ 16.178        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 17.104  $ 16.060  $ 12.107  $ 14.882  $ 18.259  $ 19.713        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --         1         1         1         1        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY GROWTH
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 16.475  $ 13.165  $ 18.502  $ 22.135  $ 25.416  $ 18.530  $ 16.596  $ 13.675  $ 11.224  $  10.000
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 17.486  $ 16.475  $ 13.165  $ 18.502  $ 22.135  $ 25.416  $ 18.530  $ 16.596  $ 13.675  $  11.224
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       180       231       284       508     1,180       638       301       214        99         27
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 16.360  $ 13.093  $ 18.428  $ 22.079  $ 25.391  $ 20.335        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 17.338  $ 16.360  $ 13.093  $ 18.428  $ 22.079  $ 25.391        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY MONEY
  MARKET PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.866  $ 12.963  $ 12.973        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.796  $ 12.866  $ 12.963        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       422       679     1,194        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.777  $ 12.893  $ 12.907        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.688  $ 12.777  $ 12.893        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --         2        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                         AS OF DECEMBER 31,
                      -----------------------------------------------------------------------------------------
SUB-ACCOUNT             2004      2003      2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
  UTILITIES PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 19.154  $ 16.123  $ 20.533  $ 27.953  $ 28.899  $ 20.391  $ 16.918  $ 13.568  $ 12.685  $  10.000
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 23.504  $ 19.154  $ 16.123  $ 20.533  $ 27.953  $ 28.899  $ 20.391  $ 16.918  $ 13.568  $  12.685
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       232       282       345       506       599       420       301       146       118         50
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 19.020  $ 16.035  $ 20.451  $ 27.883  $ 28.870  $ 22.516        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 23.305  $ 19.020  $ 16.035  $ 20.451  $ 27.883  $ 28.870        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
  EQUALLY-WEIGHTED
  S&P 500 PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 26.287  $ 19.437  $ 23.458  $ 24.232  $ 21.945  $ 19.843  $ 17.936  $ 14.422  $ 12.418  $  10.000
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 30.236  $ 26.287  $ 19.437  $ 23.458  $ 24.232  $ 21.945  $ 19.843  $ 17.936  $ 14.422  $  12.418
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       731       872       959     1,419       990     1,283     1,353     1,136       567        137
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 26.104  $ 19.331  $ 23.365  $ 24.172  $ 21.923  $ 22.283        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 29.981  $ 26.104  $ 19.331  $ 23.365  $ 24.172  $ 21.923        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF
  CORE PLUS FIXED
  INCOME PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.980  $ 12.579  $ 11.886  $ 11.026  $ 10.065  $ 10.000        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.358  $ 12.980  $ 12.579  $ 11.886  $ 11.026  $ 10.065        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       477       616       758       343        37         5        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.896  $ 12.517  $ 11.844  $ 11.004  $ 10.061        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.252  $ 12.896  $ 12.517  $ 11.844  $ 11.004        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF
  EMERGING MARKET
  DEBT PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 13.952  $ 11.065  $ 10.274  $  9.463  $  8.615  $  6.752  $ 10.000        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 15.142  $ 13.952  $ 11.065  $ 10.274  $  9.463  $  8.615  $  6.752        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        22        26        31        34        21         7         3        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 13.855  $ 11.004  $ 10.233  $  9.439  $  8.607  $  7.668        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 15.014  $ 13.855  $ 11.004  $ 10.233  $  9.439  $  8.607        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --         1         1         1         1        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF
  EMERGING MARKETS
  EQUITY PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.572  $  7.163  $  7.974  $  8.648  $ 14.426  $ 10.000        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.835  $ 10.572  $  7.163  $  7.974  $  8.648  $ 14.426        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        28        22        27        23        37         8        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.504  $  7.128  $  7.946  $  8.631  $ 14.419        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.733  $ 10.504  $  7.128  $  7.946  $  8.631        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

                                                         AS OF DECEMBER 31,
                      -----------------------------------------------------------------------------------------
SUB-ACCOUNT             2004      2003      2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF
  HIGH YIELD
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  9.936  $  8.015  $  8.766  $  9.305  $ 10.554  $  9.993  $ 10.000        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.727  $  9.936  $  8.015  $  8.766  $  9.305  $ 10.554  $  9.993        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        85        98        91       111       106        90        42        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  9.867  $  7.971  $  8.731  $  9.282  $ 10.544  $ 10.513        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.636  $  9.867  $  7.971  $  8.731  $  9.282  $ 10.544        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --         1         1         1         1        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF
  TECHNOLOGY
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  2.513  $  1.724  $  3.427  $  4.689        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  2.437  $  2.513  $  1.724  $  3.427        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)         3        53         8        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  2.501  $  1.719  $  3.421  $  4.685        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  2.422  $  2.501  $  1.719  $  3.421        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF
  U.S. MID CAP VALUE
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.373  $  8.867  $ 12.493  $ 13.081  $ 11.977  $ 10.112  $ 10.000        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.982  $ 12.373  $  8.867  $ 12.493  $ 13.081  $ 11.977  $ 10.112        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       136       162       196       237       136        67        41        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.287  $  8.818  $ 12.443  $ 13.048  $ 11.965  $ 10.692        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.863  $ 12.287  $  8.818  $ 12.443  $ 13.048  $ 11.965        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --         1         1         1         1        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT
  ENTERPRISE
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  7.553  $  6.085  $  8.732  $ 11.128  $ 13.219  $ 10.652  $ 10.000        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.750  $  7.553  $  6.085  $  8.732  $ 11.128  $ 13.219  $ 10.652        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       125       124       157       217       381       161         7        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  7.501  $  6.052  $  8.697  $ 11.100  $ 13.206  $ 11.283        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.684  $  7.501  $  6.052  $  8.697  $ 11.100  $ 13.206        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --         1         1         1         1        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH
  AND INCOME
  PORTFOLIO
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.601  $  9.189  $ 11.156        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.085  $ 11.601  $  9.189        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       157       150       144        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.520  $  9.139  $ 11.106        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.974  $ 11.520  $  9.139        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --         1        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                         AS OF DECEMBER 31,
                      -----------------------------------------------------------------------------------------
SUB-ACCOUNT             2004      2003      2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL
  GROWTH FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.623  $  7.963  $  9.461  $ 10.822        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.888  $ 10.623  $  7.963  $  9.461        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        27        31        27        23        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.551  $  7.922  $  9.425  $ 10.792        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.790  $ 10.551  $  7.922  $  9.425        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL
  SMALL
  CAPITALIZATION FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.783  $  7.783  $  9.750  $ 10.707        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 14.045  $ 11.783  $  7.783  $  9.750        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        28        13         4        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.704  $  7.742  $  9.714  $ 10.677        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.930  $ 11.704  $  7.742  $  9.714        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH
  FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.460  $  7.753  $ 10.408  $ 12.233        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.603  $ 10.460  $  7.753  $ 10.408        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       498       427       198       133        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.389  $  7.713  $ 10.369  $ 12.200        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.508  $ 10.389  $  7.713  $ 10.369        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS
  GROWTH-INCOME FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.857  $  8.314  $ 10.326  $ 10.692        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.817  $ 10.857  $  8.314  $ 10.326        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       329       280       224        94        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.784  $  8.271  $ 10.287  $ 10.663        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.720  $ 10.784  $  8.271  $ 10.287        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS
  INTERNATIONAL FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  9.941  $  7.476  $  8.902  $ 10.660        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.697  $  9.941  $  7.476  $  8.902        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        89        26         4         2        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  9.874  $  7.436  $  8.869  $ 10.631        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.600  $  9.874  $  7.436  $  8.869        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

                                                         AS OF DECEMBER 31,
                      -----------------------------------------------------------------------------------------
SUB-ACCOUNT             2004      2003      2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED
  TRADEMARK- CAPITAL
  OPPORTUNITIES
  SERIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  7.628  $  6.073  $  8.759  $ 10.882        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  8.460  $  7.628  $  6.073  $  8.759        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        50         4         3         1        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  7.577  $  6.041  $  8.726  $ 10.852        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  8.390  $  7.577  $  6.041  $  8.726        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED
  TRADEMARK- EMERGING
  GROWTH SERIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  6.726  $  5.237  $  8.018  $  9.818        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.492  $  6.726  $  5.237  $  8.018        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)         3         2         2         1        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  6.680  $  5.210  $  7.988  $  9.791        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.430  $  6.680  $  5.210  $  7.988        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED
  TRADEMARK-
  INVESTORS GROWTH
  STOCK SERIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  7.210  $  5.943  $  8.317  $  9.701        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.763  $  7.210  $  5.943  $  8.317        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        27        59        62        56        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  7.161  $  5.912  $  8.286  $  9.675        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.699  $  7.161  $  5.912  $  8.286        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED
  TRADEMARK-
  INVESTORS TRUST
  SERIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  7.632  $  6.336  $  8.130  $  9.184        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  8.381  $  7.632  $  6.336  $  8.130        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        10        14         8        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  7.581  $  6.303  $  8.100  $  9.159        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  8.312  $  7.581  $  6.303  $  8.100        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED
  TRADEMARK- TOTAL
  RETURN SERIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.768  $ 10.259  $ 10.971  $ 11.199        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.918  $ 11.768  $ 10.259  $ 10.971        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       239       231       167       105        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.688  $ 10.205  $ 10.929  $ 11.168        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.812  $ 11.688  $ 10.205  $ 10.929        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                         AS OF DECEMBER 31,
                      -----------------------------------------------------------------------------------------
SUB-ACCOUNT             2004      2003      2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP
  FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.136  $  8.228  $ 11.700  $ 12.604        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.241  $ 11.136  $  8.228  $ 11.700        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        36        47        38        19        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.061  $  8.185  $ 11.657  $ 12.569        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.141  $ 11.061  $  8.185  $ 11.657        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC
  INCOME SECURITIES
  FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 13.368  $ 11.264  $ 10.866  $ 10.750        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 14.502  $ 13.368  $ 11.264  $ 10.866        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        67        55        58        10        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 13.278  $ 11.205  $ 10.826  $ 10.721        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 14.383  $ 13.278  $ 11.205  $ 10.826        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES
  SECURITIES FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.393  $ 10.042  $ 11.547  $ 11.747        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.764  $ 12.393  $ 10.042  $ 11.547        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       224       189       217        81        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.309  $  9.989  $ 11.504  $ 11.715        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.651  $ 12.309  $  9.989  $ 11.504        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING
  MARKETS SECURITIES
  FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.481  $  6.913  $  7.008  $  7.432        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.902  $ 10.481  $  6.913  $  7.008        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        14        11         2        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.410  $  6.877  $  6.982  $  7.412        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.796  $ 10.410  $  6.877  $  6.982        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH
  SECURITIES FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.830  $  8.311  $ 10.340  $ 10.646        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.390  $ 10.830  $  8.311  $ 10.340        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        23        25        25        15        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.757  $  8.268  $ 10.302  $ 10.617        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.289  $ 10.757  $  8.268  $ 10.302        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --        --         --
----------------------------------------------------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for the Series I of the Select Dimensions Variable Annuity to me at the following address:

------------------------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                         SERIES I OF SELECT DIMENSIONS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 2, 2005
Date of Statement of Additional Information: May 2, 2005


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.



Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $1,245,453; 2003: $1,870,390; and 2002: $2,540,909.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life Insurance Company Separate Account Three as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                           AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS    AMERICAN FUNDS
                                FUND        GROWTH FUND    GROWTH-INCOME FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --              --               --
      Class II...........       --              --               --
      Class X............       --              --               --
      Class Y............       --              --               --
      Class 1............       --              --               --
      Class 2............       153,383         536,442           644,048
      Other..............       --              --               --
                             ==========     ===========       ===========
    Cost:
      Class I............       --              --               --
      Class II...........       --              --               --
      Class X............       --              --               --
      Class Y............       --              --               --
      Class 1............       --              --               --
      Class 2............    $2,337,159     $23,967,458       $19,911,432
      Other..............       --              --               --
                             ==========     ===========       ===========
    Market Value:
      Class I............       --              --               --
      Class II...........       --              --               --
      Class X............       --              --               --
      Class Y............       --              --               --
      Class 1............       --              --               --
      Class 2............    $2,642,790     $27,412,181       $23,597,923
      Other..............       --              --               --
  Due from Hartford Life
   Insurance Company.....        15,878          14,666            18,404
  Receivable from fund
   shares sold...........       --              --               --
  Other assets...........             3         --                      4
                             ----------     -----------       -----------
  Total Assets...........     2,658,671      27,426,847        23,616,331
                             ----------     -----------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --               --
  Payable for fund shares
   purchased.............        15,878          14,666            18,404
  Other liabilities......       --                    6          --
                             ----------     -----------       -----------
  Total Liabilities......        15,878          14,672            18,404
                             ----------     -----------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,642,793     $27,412,175       $23,597,927
                             ==========     ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                               AMERICAN FUNDS                      FRANKLIN                           TEMPLETON
                                                GLOBAL SMALL                       STRATEGIC                         DEVELOPING
                             AMERICAN FUNDS    CAPITALIZATION  FRANKLIN SMALL  INCOME SECURITIES   MUTUAL SHARES       MARKETS
                           INTERNATIONAL FUND       FUND          CAP FUND           FUND         SECURITIES FUND  SECURITIES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  --------------  --------------  -----------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --                 --              --              --                 --               --
      Class II...........        --                 --              --              --                 --               --
      Class X............        --                 --              --              --                 --               --
      Class Y............        --                 --              --              --                 --               --
      Class 1............        --                 --              --               308,627           --               155,133
      Class 2............         388,788           135,882         181,675         --                  740,972         --
      Other..............        --                 --              --              --                 --               --
                               ==========        ==========      ==========       ==========        ===========      ==========
    Cost:
      Class I............        --                 --              --              --                 --               --
      Class II...........        --                 --              --              --                 --               --
      Class X............        --                 --              --              --                 --               --
      Class Y............        --                 --              --              --                 --               --
      Class 1............        --                 --              --            $3,403,525           --            $  996,107
      Class 2............      $5,527,292        $1,828,306      $3,046,983         --              $10,267,116         --
      Other..............        --                 --              --              --                 --               --
                               ==========        ==========      ==========       ==========        ===========      ==========
    Market Value:
      Class I............        --                 --              --              --                 --               --
      Class II...........        --                 --              --              --                 --               --
      Class X............        --                 --              --              --                 --               --
      Class Y............        --                 --              --              --                 --               --
      Class 1............        --                 --              --            $3,987,460           --            $1,354,315
      Class 2............      $6,138,957        $2,312,708      $3,529,952         --              $12,329,783         --
      Other..............        --                 --              --              --                 --               --
  Due from Hartford Life
   Insurance Company.....          11,720            15,890         --              --                 --               --
  Receivable from fund
   shares sold...........        --                 --                1,302            3,142                664              64
  Other assets...........        --                 --              --              --                        3         --
                               ----------        ----------      ----------       ----------        -----------      ----------
  Total Assets...........       6,150,677         2,328,598       3,531,254        3,990,602         12,330,450       1,354,379
                               ----------        ----------      ----------       ----------        -----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --                1,301            3,142                664              63
  Payable for fund shares
   purchased.............          11,719            15,891         --              --                 --               --
  Other liabilities......        --                 --              --              --                 --               --
                               ----------        ----------      ----------       ----------        -----------      ----------
  Total Liabilities......          11,719            15,891           1,301            3,142                664              63
                               ----------        ----------      ----------       ----------        -----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $6,138,958        $2,312,707      $3,529,953       $3,987,460        $12,329,786      $1,354,316
                               ==========        ==========      ==========       ==========        ===========      ==========


                              TEMPLETON
                               GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --
      Class II...........       --
      Class X............       --
      Class Y............       --
      Class 1............       --
      Class 2............       231,519
      Other..............       --
                             ==========
    Cost:
      Class I............       --
      Class II...........       --
      Class X............       --
      Class Y............       --
      Class 1............       --
      Class 2............    $2,314,189
      Other..............       --
                             ==========
    Market Value:
      Class I............       --
      Class II...........       --
      Class X............       --
      Class Y............       --
      Class 1............       --
      Class 2............    $2,970,389
      Other..............       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........           143
  Other assets...........       --
                             ----------
  Total Assets...........     2,970,532
                             ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           144
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                             ----------
  Total Liabilities......           144
                             ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,970,388
                             ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --             --             --
      Class II...........      --             --             --
      Class X............      --             --             --
      Class Y............      --             --             --
      Class 1............      --             --             --
      Class 2............      --             --             --
      Other..............       77,750        34,507         91,669
                            ==========      ========       ========
    Cost:
      Class I............      --             --             --
      Class II...........      --             --             --
      Class X............      --             --             --
      Class Y............      --             --             --
      Class 1............      --             --             --
      Class 2............      --             --             --
      Other..............   $1,154,540      $808,412       $916,734
                            ==========      ========       ========
    Market Value:
      Class I............      --             --             --
      Class II...........      --             --             --
      Class X............      --             --             --
      Class Y............      --             --             --
      Class 1............      --             --             --
      Class 2............      --             --             --
      Other..............   $1,055,070      $604,566       $871,774
  Due from Hartford Life
   Insurance Company.....      --             --             --
  Receivable from fund
   shares sold...........           44            28             38
  Other assets...........      --             --             --
                            ----------      --------       --------
  Total Assets...........    1,055,114       604,594        871,812
                            ----------      --------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           43            28             38
  Payable for fund shares
   purchased.............      --             --             --
  Other liabilities......      --             --             --
                            ----------      --------       --------
  Total Liabilities......           43            28             38
                            ----------      --------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $1,055,071      $604,566       $871,774
                            ==========      ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________


                           MFS INVESTORS    MFS TOTAL    EQUITY AND    CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES    INCOME     FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -----------  ------------  ------------  --------------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --              --           --            --            --            --             --
      Class II...........      --              --            3,887        --            --            --             --
      Class X............      --              --           --            --            --            --             --
      Class Y............      --              --           --            --            --            --             --
      Class 1............      --              --           --            --            --            --             --
      Class 2............      --              --           --            --            --            --             --
      Other..............      52,702          677,272      --          1,341,866       99,367         68,776        54,401
                             ========      ===========     =======    ===========     ========       ========      ========
    Cost:
      Class I............      --              --           --            --            --            --             --
      Class II...........      --              --          $47,667        --            --            --             --
      Class X............      --              --           --            --            --            --             --
      Class Y............      --              --           --            --            --            --             --
      Class 1............      --              --           --            --            --            --             --
      Class 2............      --              --           --            --            --            --             --
      Other..............    $832,819      $12,561,818      --        $15,008,767     $776,009       $698,070      $243,108
                             ========      ===========     =======    ===========     ========       ========      ========
    Market Value:
      Class I............      --              --           --            --            --            --             --
      Class II...........      --              --          $50,411        --            --            --             --
      Class X............      --              --           --            --            --            --             --
      Class Y............      --              --           --            --            --            --             --
      Class 1............      --              --           --            --            --            --             --
      Class 2............      --              --           --            --            --            --             --
      Other..............    $952,851      $14,513,937      --        $15,511,966     $883,373       $759,975      $195,299
  Due from Hartford Life
   Insurance Company.....      --              --           --            --            --            --             --
  Receivable from fund
   shares sold...........          45              872           3          8,287          476             34             9
  Other assets...........      --              --           --            --            --            --             --
                             --------      -----------     -------    -----------     --------       --------      --------
  Total Assets...........     952,896       14,514,809      50,414     15,520,253      883,849        760,009       195,308
                             --------      -----------     -------    -----------     --------       --------      --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          46              872           2          8,287          478             35             8
  Payable for fund shares
   purchased.............      --              --           --            --            --            --             --
  Other liabilities......      --                    5      --            --            --            --             --
                             --------      -----------     -------    -----------     --------       --------      --------
  Total Liabilities......          46              877           2          8,287          478             35             8
                             --------      -----------     -------    -----------     --------       --------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $952,850      $14,513,932     $50,412    $15,511,966     $883,371       $759,974      $195,300
                             ========      ===========     =======    ===========     ========       ========      ========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --           --             --
      Class II...........      --           --             --
      Class X............      --           --           1,199,661
      Class Y............      --           --             212,769
      Class 1............      --           --             --
      Class 2............      --           --             --
      Other..............     327,182       307,766        --
                           ==========    ==========    ===========
    Cost:
      Class I............      --           --             --
      Class II...........      --           --             --
      Class X............      --           --         $19,483,572
      Class Y............      --           --           4,770,074
      Class 1............      --           --             --
      Class 2............      --           --             --
      Other..............  $2,661,940    $4,322,557        --
                           ==========    ==========    ===========
    Market Value:
      Class I............      --           --             --
      Class II...........      --           --             --
      Class X............      --           --         $18,162,875
      Class Y............      --           --           3,202,170
      Class 1............      --           --             --
      Class 2............      --           --             --
      Other..............  $2,381,884    $5,228,950        --
  Due from Hartford Life
   Insurance Company.....      --           --             --
  Receivable from fund
   shares sold...........       1,443         2,029          3,160
  Other assets...........      --           --             --
                           ----------    ----------    -----------
  Total Assets...........   2,383,327     5,230,979     21,368,205
                           ----------    ----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       1,443         2,027          3,161
  Payable for fund shares
   purchased.............      --           --             --
  Other liabilities......      --           --             --
                           ----------    ----------    -----------
  Total Liabilities......       1,443         2,027          3,161
                           ----------    ----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $2,381,884    $5,228,952    $21,365,044
                           ==========    ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________


                            BALANCED       CAPITAL     DEVELOPING
                             GROWTH     OPPORTUNITIES    GROWTH     FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  ---------------  ---------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --           --             --            --               --              --             --
      Class II...........      --           --             --            --               --              --             --
      Class X............      706,906      329,308       251,705        531,185         2,105,643        545,463       210,403
      Class Y............      117,623      235,937        46,467        439,012           221,611         49,217        60,880
      Class 1............      --           --             --            --               --              --             --
      Class 2............      --           --             --            --               --              --             --
      Other..............      --           --             --            --               --              --             --
                           ===========   ==========    ==========     ==========       ===========     ==========    ==========
    Cost:
      Class I............      --           --             --            --               --              --             --
      Class II...........      --           --             --            --               --              --             --
      Class X............  $10,054,324   $4,007,239    $4,067,804     $5,404,383       $33,999,111     $6,304,814    $2,933,004
      Class Y............    1,723,524    3,172,354       897,449      3,308,099         3,229,993        672,646     1,073,155
      Class 1............      --           --             --            --               --              --             --
      Class 2............      --           --             --            --               --              --             --
      Other..............      --           --             --            --               --              --             --
                           ===========   ==========    ==========     ==========       ===========     ==========    ==========
    Market Value:
      Class I............      --           --             --            --               --              --             --
      Class II...........      --           --             --            --               --              --             --
      Class X............  $11,275,145   $3,144,893    $5,036,617     $4,079,500       $33,290,223     $8,340,124    $3,200,227
      Class Y............    1,872,563    2,229,604       919,116      3,358,438         3,499,237        747,605       918,070
      Class 1............      --           --             --            --               --              --             --
      Class 2............      --           --             --            --               --              --             --
      Other..............      --           --             --            --               --              --             --
  Due from Hartford Life
   Insurance Company.....      --           --             --            --               --              --             --
  Receivable from fund
   shares sold...........          557        1,983           245          4,575             4,087          6,036         2,868
  Other assets...........      --           --             --            --                      8              5        --
                           -----------   ----------    ----------     ----------       -----------     ----------    ----------
  Total Assets...........   13,148,265    5,376,480     5,955,978      7,442,513        36,793,555      9,093,770     4,121,165
                           -----------   ----------    ----------     ----------       -----------     ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          556        1,985           246          4,573             4,087          6,036         2,866
  Payable for fund shares
   purchased.............      --           --             --            --               --              --             --
  Other liabilities......      --           --             --            --               --              --             --
                           -----------   ----------    ----------     ----------       -----------     ----------    ----------
  Total Liabilities......          556        1,985           246          4,573             4,087          6,036         2,866
                           -----------   ----------    ----------     ----------       -----------     ----------    ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $13,147,709   $5,374,495    $5,955,732     $7,437,940       $36,789,468     $9,087,734    $4,118,299
                           ===========   ==========    ==========     ==========       ===========     ==========    ==========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                                      EQUALLY-WEIGHTED   SMALL COMPANY
                           MONEY MARKET   UTILITIES       S&P 500       GROWTH PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT (B)
                           ------------  -----------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --            --            --               --
      Class II...........      --            --            --                 5,395
      Class X............    5,446,366      291,366         911,109         --
      Class Y............    3,420,262       61,196         453,944         --
      Class 1............      --            --            --               --
      Class 2............      --            --            --               --
      Other..............      --            --            --               --
                            ==========   ==========     ===========         =======
    Cost:
      Class I............      --            --            --               --
      Class II...........      --            --            --               $78,287
      Class X............   $5,446,367   $4,238,206     $12,706,467         --
      Class Y............    3,420,262    1,371,969       8,645,519         --
      Class 1............      --            --            --               --
      Class 2............      --            --            --               --
      Other..............      --            --            --               --
                            ==========   ==========     ===========         =======
    Market Value:
      Class I............      --            --            --               --
      Class II...........      --            --            --               $83,458
      Class X............   $5,446,366   $5,483,503     $22,276,619         --
      Class Y............    3,420,262    1,151,088      11,008,148         --
      Class 1............      --            --            --               --
      Class 2............      --            --            --               --
      Other..............      --            --            --               --
  Due from Hartford Life
   Insurance Company.....      --            --            --               --
  Receivable from fund
   shares sold...........        1,343          328          51,867               5
  Other assets...........           10       --            --               --
                            ----------   ----------     -----------         -------
  Total Assets...........    8,867,981    6,634,919      33,336,634          83,463
                            ----------   ----------     -----------         -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        1,343          326          51,865               5
  Payable for fund shares
   purchased.............      --            --            --               --
  Other liabilities......      --            --            --               --
                            ----------   ----------     -----------         -------
  Total Liabilities......        1,343          326          51,865               5
                            ----------   ----------     -----------         -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $8,866,638   $6,634,593     $33,284,769         $83,458
                            ==========   ==========     ===========         =======

(a)  Formerly Value-Added Market Sub-Account. Change effective November 1, 2004.
(b)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                                              AGGRESSIVE
                           GLOBAL FRANCHISE  ENTERPRISE   GROWTH AND INCOME   COMSTOCK    EMERGING GROWTH  GROWTH PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ----------------  -----------  -----------------  -----------  ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --               72,237         109,276          --           --               --
      Class II...........        28,159          68,997         213,473         157,828         7,946           16,169
      Class X............       --               --            --                --           --               --
      Class Y............       --               --            --                --           --               --
      Class 1............       --               --            --                --           --               --
      Class 2............       --               --            --                --           --               --
      Other..............       --               --            --                --           --               --
                               ========      ==========      ==========      ==========      ========          =======
    Cost:
      Class I............       --           $1,551,593      $1,698,746          --           --               --
      Class II...........      $328,010       1,136,865       3,328,547      $1,846,935      $188,296          $71,423
      Class X............       --               --            --                --           --               --
      Class Y............       --               --            --                --           --               --
      Class 1............       --               --            --                --           --               --
      Class 2............       --               --            --                --           --               --
      Other..............       --               --            --                --           --               --
                               ========      ==========      ==========      ==========      ========          =======
    Market Value:
      Class I............       --           $  982,417      $2,111,205          --           --               --
      Class II...........      $388,876         938,361       4,117,902      $2,160,671      $205,329          $78,580
      Class X............       --               --            --                --           --               --
      Class Y............       --               --            --                --           --               --
      Class 1............       --               --            --                --           --               --
      Class 2............       --               --            --                --           --               --
      Other..............       --               --            --                --           --               --
  Due from Hartford Life
   Insurance Company.....       --               --            --                --           --               --
  Receivable from fund
   shares sold...........            20              81           1,093             815            11                5
  Other assets...........       --               --            --                --           --               --
                               --------      ----------      ----------      ----------      --------          -------
  Total Assets...........       388,896       1,920,859       6,230,200       2,161,486       205,340           78,585
                               --------      ----------      ----------      ----------      --------          -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            20              81           1,094             815            12                5
  Payable for fund shares
   purchased.............       --               --            --                --           --               --
  Other liabilities......       --               --            --                --           --               --
                               --------      ----------      ----------      ----------      --------          -------
  Total Liabilities......            20              81           1,094             815            12                5
                               --------      ----------      ----------      ----------      --------          -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $388,876      $1,920,778      $6,229,106      $2,160,671      $205,328          $78,580
                               ========      ==========      ==========      ==========      ========          =======


                               GOVERNMENT
                               PORTFOLIO
                            SUB-ACCOUNT (B)
                           ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --
      Class II...........         15,320
      Class X............       --
      Class Y............       --
      Class 1............       --
      Class 2............       --
      Other..............       --
                                ========
    Cost:
      Class I............       --
      Class II...........       $144,394
      Class X............       --
      Class Y............       --
      Class 1............       --
      Class 2............       --
      Other..............       --
                                ========
    Market Value:
      Class I............       --
      Class II...........       $145,233
      Class X............       --
      Class Y............       --
      Class 1............       --
      Class 2............       --
      Other..............       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........              9
  Other assets...........       --
                                --------
  Total Assets...........        145,242
                                --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              9
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                                --------
  Total Liabilities......              9
                                --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $145,233
                                ========

(b)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                                UNITS
                                                                     FEES      OWNED BY       UNIT       CONTRACT
                                                                   (NOTE 3)  PARTICIPANTS   PRICE #     LIABILITY
                                                                   --------  ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
American Funds Global Growth Fund -- Class 2.....................     1.30%       13,039   $ 1.244884  $     16,231
American Funds Global Growth Fund -- Class 2.....................     1.40%       27,366    11.887898       325,328
American Funds Global Growth Fund -- Class 2.....................     1.50%      123,529     8.409843     1,038,861
American Funds Global Growth Fund -- Class 2.....................     1.60%        4,931    11.794979        58,161
American Funds Global Growth Fund -- Class 2.....................     1.85%       74,599     8.288746       618,336
American Funds Global Growth Fund -- Class 2.....................     1.90%        3,409    11.655680        39,737
American Funds Global Growth Fund -- Class 2.....................     1.95%       14,604    11.641618       170,019
American Funds Global Growth Fund -- Class 2.....................     2.00%        2,217     8.258749        18,309
American Funds Global Growth Fund -- Class 2.....................     2.10%       18,244    11.599446       211,618
American Funds Global Growth Fund -- Class 2.....................     2.15%        4,558    11.589771        52,827
American Funds Global Growth Fund -- Class 2.....................     2.25%        3,363     8.212034        27,614
American Funds Global Growth Fund -- Class 2.....................     2.30%          927     8.951838         8,302
American Funds Global Growth Fund -- Class 2.....................     2.40%        2,059     8.926886        18,384
American Funds Global Growth Fund -- Class 2.....................     2.60%        4,780     8.172367        39,066
American Funds Growth Fund -- Class 2............................     1.30%      178,363     1.117260       199,281
American Funds Growth Fund -- Class 2............................     1.40%      498,335    11.603152     5,782,258
American Funds Growth Fund -- Class 2............................     1.50%      994,884     8.046678     8,005,510
American Funds Growth Fund -- Class 2............................     1.60%       39,135    11.512438       450,534
American Funds Growth Fund -- Class 2............................     1.70%          695     7.983767         5,547
American Funds Growth Fund -- Class 2............................     1.75%        1,480    11.417752        16,898
American Funds Growth Fund -- Class 2............................     1.80%        6,249    11.408233        71,290
American Funds Growth Fund -- Class 2............................     1.85%      777,992     7.930772     6,170,076
American Funds Growth Fund -- Class 2............................     1.90%       94,399    11.376414     1,073,921
American Funds Growth Fund -- Class 2............................     1.95%      122,205    11.362684     1,388,579
American Funds Growth Fund -- Class 2............................     2.00%       21,907     7.902052       173,109
American Funds Growth Fund -- Class 2............................     2.10%      127,648    11.321555     1,445,175
American Funds Growth Fund -- Class 2............................     2.15%       53,890    11.312082       609,605
American Funds Growth Fund -- Class 2............................     2.25%       56,258     7.857367       442,043
American Funds Growth Fund -- Class 2............................     2.30%       95,306     7.827485       746,009
American Funds Growth Fund -- Class 2............................     2.40%       81,338     7.805651       634,893
American Funds Growth Fund -- Class 2............................     2.45%        1,632     7.831177        12,783
American Funds Growth Fund -- Class 2............................     2.60%       23,616     7.819403       184,664
American Funds Growth-Income Fund -- Class 2.....................     1.40%      328,740    11.817193     3,884,782
American Funds Growth-Income Fund -- Class 2.....................     1.50%      647,150    12.038364     7,790,625
American Funds Growth-Income Fund -- Class 2.....................     1.60%       20,271    11.724892       237,683
American Funds Growth-Income Fund -- Class 2.....................     1.70%          461    11.944278         5,501
American Funds Growth-Income Fund -- Class 2.....................     1.80%          683    11.618799         7,937
American Funds Growth-Income Fund -- Class 2.....................     1.85%      505,800    11.865058     6,001,346
American Funds Growth-Income Fund -- Class 2.....................     1.90%       21,616    11.586387       250,458
American Funds Growth-Income Fund -- Class 2.....................     1.95%      115,872    11.572399     1,340,917
American Funds Growth-Income Fund -- Class 2.....................     2.00%       27,130    11.822096       320,728
American Funds Growth-Income Fund -- Class 2.....................     2.10%      156,828    11.530506     1,808,307
American Funds Growth-Income Fund -- Class 2.....................     2.15%       32,888    11.520882       378,896
American Funds Growth-Income Fund -- Class 2.....................     2.25%       40,011    11.755253       470,337
American Funds Growth-Income Fund -- Class 2.....................     2.30%       56,243    11.586062       651,631
American Funds Growth-Income Fund -- Class 2.....................     2.40%       32,584    11.553751       376,467

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                UNITS
                                                                     FEES      OWNED BY       UNIT       CONTRACT
                                                                   (NOTE 3)  PARTICIPANTS   PRICE #     LIABILITY
                                                                   --------  ------------  ----------  ------------
American Funds Growth-Income Fund -- Class 2.....................     2.45%        1,085   $11.716059  $     12,715
American Funds Growth-Income Fund -- Class 2.....................     2.60%        5,094    11.698456        59,597
American Funds International Fund -- Class 2.....................     1.30%       39,752     1.268031        50,407
American Funds International Fund -- Class 2.....................     1.40%       88,731     11.69653     1,037,848
American Funds International Fund -- Class 2.....................     1.50%      301,935     8.098834     2,445,322
American Funds International Fund -- Class 2.....................     1.60%        7,426    11.605113        86,182
American Funds International Fund -- Class 2.....................     1.80%        1,628    11.500121        18,725
American Funds International Fund -- Class 2.....................     1.85%      138,517     7.982226     1,105,675
American Funds International Fund -- Class 2.....................     1.90%       20,638    11.468042       236,676
American Funds International Fund -- Class 2.....................     1.95%       26,713    11.454187       305,981
American Funds International Fund -- Class 2.....................     2.00%        2,112     7.953330        16,799
American Funds International Fund -- Class 2.....................     2.10%       41,991    11.412712       479,235
American Funds International Fund -- Class 2.....................     2.15%        6,027    11.403186        68,729
American Funds International Fund -- Class 2.....................     2.25%        3,655     7.908356        28,909
American Funds International Fund -- Class 2.....................     2.30%       14,908     8.650218       128,961
American Funds International Fund -- Class 2.....................     2.40%        8,708     8.626119        75,117
American Funds International Fund -- Class 2.....................     2.60%        6,911     7.870167        54,392
American Funds Global Small Capitalization Fund -- Class 2.......     1.30%       91,929     1.361722       125,181
American Funds Global Small Capitalization Fund -- Class 2.......     1.40%       27,969    14.045346       392,841
American Funds Global Small Capitalization Fund -- Class 2.......     1.50%       56,342    10.170302       573,014
American Funds Global Small Capitalization Fund -- Class 2.......     1.60%        1,465    13.935574        20,411
American Funds Global Small Capitalization Fund -- Class 2.......     1.80%        1,653    13.809508        22,823
American Funds Global Small Capitalization Fund -- Class 2.......     1.85%       29,313    10.023816       293,829
American Funds Global Small Capitalization Fund -- Class 2.......     1.90%        4,788    13.770991        65,941
American Funds Global Small Capitalization Fund -- Class 2.......     1.95%       15,088    13.754346       207,523
American Funds Global Small Capitalization Fund -- Class 2.......     2.00%        6,519     9.987546        65,108
American Funds Global Small Capitalization Fund -- Class 2.......     2.10%       19,943    13.704582       273,314
American Funds Global Small Capitalization Fund -- Class 2.......     2.15%        2,259    13.693146        30,934
American Funds Global Small Capitalization Fund -- Class 2.......     2.25%        5,415     9.931072        53,777
American Funds Global Small Capitalization Fund -- Class 2.......     2.30%        7,671    10.060752        77,178
American Funds Global Small Capitalization Fund -- Class 2.......     2.40%        9,782    10.032697        98,135
American Funds Global Small Capitalization Fund -- Class 2.......     2.60%        1,285     9.883142        12,698
Franklin Small Cap Fund -- Class 2...............................     1.30%       26,024     1.068933        27,818
Franklin Small Cap Fund -- Class 2...............................     1.40%       35,551    12.241196       435,185
Franklin Small Cap Fund -- Class 2...............................     1.50%      175,111     7.007253     1,227,049
Franklin Small Cap Fund -- Class 2...............................     1.60%        3,568    12.145513        43,340
Franklin Small Cap Fund -- Class 2...............................     1.80%        1,406    12.035601        16,919
Franklin Small Cap Fund -- Class 2...............................     1.85%      132,767     6.906343       916,933
Franklin Small Cap Fund -- Class 2...............................     1.90%        7,108    12.002052        85,305
Franklin Small Cap Fund -- Class 2...............................     1.95%       23,759    11.987535       284,809
Franklin Small Cap Fund -- Class 2...............................     2.00%          199     6.881313         1,372
Franklin Small Cap Fund -- Class 2...............................     2.10%       12,882    11.944148       153,869
Franklin Small Cap Fund -- Class 2...............................     2.15%        4,410    11.934164        52,629
Franklin Small Cap Fund -- Class 2...............................     2.25%       12,034     6.842409        82,341
Franklin Small Cap Fund -- Class 2...............................     2.30%       16,985     6.872827       116,732
Franklin Small Cap Fund -- Class 2...............................     2.40%        5,531     6.853671        37,909
Franklin Small Cap Fund -- Class 2...............................     2.45%          743     6.819597         5,070
Franklin Small Cap Fund -- Class 2...............................     2.60%        6,267     6.809347        42,673

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                                UNITS
                                                                     FEES      OWNED BY       UNIT       CONTRACT
                                                                   (NOTE 3)  PARTICIPANTS   PRICE #     LIABILITY
                                                                   --------  ------------  ----------  ------------
Franklin Strategic Income Securities Fund -- Class 1.............     1.30%       13,280   $ 1.325500  $     17,602
Franklin Strategic Income Securities Fund -- Class 1.............     1.40%       67,166    14.502377       974,062
Franklin Strategic Income Securities Fund -- Class 1.............     1.50%       82,905    13.900634     1,152,435
Franklin Strategic Income Securities Fund -- Class 1.............     1.60%        3,723    14.389106        53,577
Franklin Strategic Income Securities Fund -- Class 1.............     1.80%        1,467    14.258968        20,925
Franklin Strategic Income Securities Fund -- Class 1.............     1.85%       38,538    13.700613       527,994
Franklin Strategic Income Securities Fund -- Class 1.............     1.90%        7,795    14.219217       110,838
Franklin Strategic Income Securities Fund -- Class 1.............     1.95%       25,659    14.202025       364,409
Franklin Strategic Income Securities Fund -- Class 1.............     2.00%        4,205    13.651006        57,397
Franklin Strategic Income Securities Fund -- Class 1.............     2.10%       26,989    14.150605       381,905
Franklin Strategic Income Securities Fund -- Class 1.............     2.15%       10,679    14.138796       150,995
Franklin Strategic Income Securities Fund -- Class 1.............     2.25%        2,445    13.573800        33,186
Franklin Strategic Income Securities Fund -- Class 1.............     2.30%        8,383    13.484736       113,047
Franklin Strategic Income Securities Fund -- Class 1.............     2.40%        2,003    13.447148        26,936
Franklin Strategic Income Securities Fund -- Class 1.............     2.60%          159    13.508186         2,152
Mutual Shares Securities Fund -- Class 2.........................     1.30%       70,371     1.173480        82,579
Mutual Shares Securities Fund -- Class 2.........................     1.40%      224,346    13.764052     3,087,913
Mutual Shares Securities Fund -- Class 2.........................     1.50%      294,476    13.607363     4,007,043
Mutual Shares Securities Fund -- Class 2.........................     1.60%       18,337    13.656519       250,425
Mutual Shares Securities Fund -- Class 2.........................     1.70%          121    13.501081         1,628
Mutual Shares Securities Fund -- Class 2.........................     1.75%          888    13.544291        12,022
Mutual Shares Securities Fund -- Class 2.........................     1.80%        7,248    13.532966        98,087
Mutual Shares Securities Fund -- Class 2.........................     1.85%      179,863    13.411478     2,412,228
Mutual Shares Securities Fund -- Class 2.........................     1.90%        7,336    13.495246        98,995
Mutual Shares Securities Fund -- Class 2.........................     1.95%       32,657    13.478928       440,182
Mutual Shares Securities Fund -- Class 2.........................     2.00%       18,844    13.362930       251,812
Mutual Shares Securities Fund -- Class 2.........................     2.10%       27,783    13.430117       373,129
Mutual Shares Securities Fund -- Class 2.........................     2.15%       28,175    13.418900       378,083
Mutual Shares Securities Fund -- Class 2.........................     2.25%        9,392    13.287352       124,796
Mutual Shares Securities Fund -- Class 2.........................     2.30%       42,587    12.783218       544,395
Mutual Shares Securities Fund -- Class 2.........................     2.40%       12,051    12.747565       153,626
Mutual Shares Securities Fund -- Class 2.........................     2.60%          971    13.223137        12,843
Templeton Developing Markets Securities Fund -- Class 1..........     1.30%       57,958     1.677055        97,199
Templeton Developing Markets Securities Fund -- Class 1..........     1.40%       14,498    12.901593       187,051
Templeton Developing Markets Securities Fund -- Class 1..........     1.50%       24,258    13.650959       331,145
Templeton Developing Markets Securities Fund -- Class 1..........     1.60%        1,971    12.800825        25,229
Templeton Developing Markets Securities Fund -- Class 1..........     1.75%          834    12.695565        10,588
Templeton Developing Markets Securities Fund -- Class 1..........     1.85%       23,183    13.454457       311,911
Templeton Developing Markets Securities Fund -- Class 1..........     1.90%        7,550    12.649581        95,502
Templeton Developing Markets Securities Fund -- Class 1..........     1.95%        5,497    12.634294        69,447
Templeton Developing Markets Securities Fund -- Class 1..........     2.00%           59    13.405726           792
Templeton Developing Markets Securities Fund -- Class 1..........     2.10%        4,609    12.588575        58,026
Templeton Developing Markets Securities Fund -- Class 1..........     2.15%        2,656    12.578079        33,410
Templeton Developing Markets Securities Fund -- Class 1..........     2.25%        1,624    13.329954        21,652
Templeton Developing Markets Securities Fund -- Class 1..........     2.30%           44    15.035801           661
Templeton Developing Markets Securities Fund -- Class 1..........     2.40%        5,892    14.993886        88,345
Templeton Developing Markets Securities Fund -- Class 1..........     2.60%           92    13.265566         1,223
Templeton Growth Securities Fund -- Class 2......................     1.30%       14,201     1.166563        16,565

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                UNITS
                                                                     FEES      OWNED BY       UNIT       CONTRACT
                                                                   (NOTE 3)  PARTICIPANTS   PRICE #     LIABILITY
                                                                   --------  ------------  ----------  ------------
Templeton Growth Securities Fund -- Class 2......................     1.40%       22,835   $12.390441  $    282,931
Templeton Growth Securities Fund -- Class 2......................     1.50%       69,690    11.858859       826,444
Templeton Growth Securities Fund -- Class 2......................     1.60%        5,813    12.293676        71,469
Templeton Growth Securities Fund -- Class 2......................     1.75%          732    12.192621         8,920
Templeton Growth Securities Fund -- Class 2......................     1.80%        7,115    12.182443        86,680
Templeton Growth Securities Fund -- Class 2......................     1.85%       98,068    11.688123     1,146,235
Templeton Growth Securities Fund -- Class 2......................     1.90%          751    12.148462         9,121
Templeton Growth Securities Fund -- Class 2......................     1.95%        6,872    12.133777        83,382
Templeton Growth Securities Fund -- Class 2......................     2.00%        4,057    11.645789        47,249
Templeton Growth Securities Fund -- Class 2......................     2.10%        7,387    12.089857        89,310
Templeton Growth Securities Fund -- Class 2......................     2.15%       10,096    12.079774       121,962
Templeton Growth Securities Fund -- Class 2......................     2.25%        1,760    11.579915        20,386
Templeton Growth Securities Fund -- Class 2......................     2.30%        7,157    11.844522        84,772
Templeton Growth Securities Fund -- Class 2......................     2.40%        5,002    11.811474        59,076
Templeton Growth Securities Fund -- Class 2......................     2.60%        1,379    11.523966        15,886
MFS Capital Opportunities Series -- Class INIT...................     1.40%       49,553     8.459697       419,205
MFS Capital Opportunities Series -- Class INIT...................     1.50%       82,266     6.321527       520,049
MFS Capital Opportunities Series -- Class INIT...................     1.85%       18,589     6.230456       115,817
MFS Emerging Growth Series -- Class INIT.........................     1.40%        3,249     7.491736        24,345
MFS Emerging Growth Series -- Class INIT.........................     1.50%       75,011     4.991971       374,453
MFS Emerging Growth Series -- Class INIT.........................     1.85%       25,328     4.920035       124,615
MFS Emerging Growth Series -- Class INIT.........................     1.95%        4,547     7.336454        33,358
MFS Emerging Growth Series -- Class INIT.........................     2.10%          147     7.309877         1,074
MFS Emerging Growth Series -- Class INIT.........................     2.30%          773     4.830273         3,735
MFS Emerging Growth Series -- Class INIT.........................     2.40%        8,924     4.816813        42,986
MFS Investors Growth Stock Series -- Class INIT..................     1.40%       27,267     7.762533       211,664
MFS Investors Growth Stock Series -- Class INIT..................     1.50%       70,371     6.210656       437,051
MFS Investors Growth Stock Series -- Class INIT..................     1.85%       28,044     6.121203       171,661
MFS Investors Growth Stock Series -- Class INIT..................     1.95%        4,491     7.601666        34,137
MFS Investors Growth Stock Series -- Class INIT..................     2.10%          570     7.574124         4,315
MFS Investors Growth Stock Series -- Class INIT..................     2.15%          297     7.567817         2,245
MFS Investors Growth Stock Series -- Class INIT..................     2.30%          220     5.895131         1,296
MFS Investors Growth Stock Series -- Class INIT..................     2.40%        1,600     5.878665         9,405
MFS Investors Trust Series -- Class INIT.........................     1.40%        9,566     8.380645        80,173
MFS Investors Trust Series -- Class INIT.........................     1.50%       37,863     8.393491       317,804
MFS Investors Trust Series -- Class INIT.........................     1.60%        3,306     8.315153        27,490
MFS Investors Trust Series -- Class INIT.........................     1.80%          233     8.239891         1,916
MFS Investors Trust Series -- Class INIT.........................     1.85%       45,762     8.272616       378,575
MFS Investors Trust Series -- Class INIT.........................     1.95%       12,962     8.206973       106,382
MFS Investors Trust Series -- Class INIT.........................     2.00%           56     8.242657           459
MFS Investors Trust Series -- Class INIT.........................     2.10%          391     8.177243         3,198
MFS Investors Trust Series -- Class INIT.........................     2.15%          276     8.170420         2,253
MFS Investors Trust Series -- Class INIT.........................     2.30%          852     8.022764         6,832
MFS Investors Trust Series -- Class INIT.........................     2.40%        1,989     8.000393        15,916
MFS Investors Trust Series -- Class INIT.........................     2.60%        1,453     8.156435        11,852
MFS Total Return Series -- Class INIT............................     1.40%      238,908    12.917678     3,086,136
MFS Total Return Series -- Class INIT............................     1.50%      424,340    12.922874     5,483,698
MFS Total Return Series -- Class INIT............................     1.60%        6,308    12.816786        80,849

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                                UNITS
                                                                     FEES      OWNED BY       UNIT       CONTRACT
                                                                   (NOTE 3)  PARTICIPANTS   PRICE #     LIABILITY
                                                                   --------  ------------  ----------  ------------
MFS Total Return Series -- Class INIT............................     1.70%        2,450   $12.821937  $     31,415
MFS Total Return Series -- Class INIT............................     1.75%        1,751    12.711434        22,255
MFS Total Return Series -- Class INIT............................     1.80%        2,739    12.700809        34,791
MFS Total Return Series -- Class INIT............................     1.85%      254,179    12.736882     3,237,445
MFS Total Return Series -- Class INIT............................     1.90%        7,635    12.665393        96,700
MFS Total Return Series -- Class INIT............................     1.95%       26,523    12.650086       335,516
MFS Total Return Series -- Class INIT............................     2.00%       20,899     12.69076       265,219
MFS Total Return Series -- Class INIT............................     2.10%       35,706    12.604277       450,049
MFS Total Return Series -- Class INIT............................     2.15%       26,245    12.593753       330,526
MFS Total Return Series -- Class INIT............................     2.25%       11,318    12.618972       142,817
MFS Total Return Series -- Class INIT............................     2.30%       42,391    11.837995       501,830
MFS Total Return Series -- Class INIT............................     2.40%       29,724    11.804998       350,893
MFS Total Return Series -- Class INIT............................     2.45%          999    12.576878        12,567
MFS Total Return Series -- Class INIT............................     2.60%        4,079    12.557976        51,226
Equity and Income -- Class II....................................     1.50%        1,481    12.750251        18,888
Equity and Income -- Class II....................................     1.80%        1,340    12.686624        17,005
Equity and Income -- Class II....................................     1.85%          995    12.676058        12,610
Equity and Income -- Class II....................................     1.95%           29    12.654940           365
Equity and Income -- Class II....................................     2.00%          122    12.644405         1,544
Core Plus Fixed Income -- Class A................................     1.30%       18,643     1.130940        21,085
Core Plus Fixed Income -- Class A................................     1.40%      477,391     13.35816     6,377,064
Core Plus Fixed Income -- Class A................................     1.50%      328,984    12.795239     4,209,435
Core Plus Fixed Income -- Class A................................     1.60%        2,923    13.253834        38,737
Core Plus Fixed Income -- Class A................................     1.65%        1,046    13.181859        13,783
Core Plus Fixed Income -- Class A................................     1.80%        9,008    13.080943       117,827
Core Plus Fixed Income -- Class A................................     1.85%      187,418     13.07894     2,451,228
Core Plus Fixed Income -- Class A................................     1.90%          935    13.100982        12,248
Core Plus Fixed Income -- Class A................................     1.95%       49,429    13.085176       646,786
Core Plus Fixed Income -- Class A................................     2.00%        3,723    13.031584        48,520
Core Plus Fixed Income -- Class A................................     2.10%       35,736    13.037761       465,913
Core Plus Fixed Income -- Class A................................     2.15%       37,699    12.931789       487,516
Core Plus Fixed Income -- Class A................................     2.25%        4,588    12.957862        59,453
Core Plus Fixed Income -- Class A................................     2.30%       24,332    12.951366       315,127
Core Plus Fixed Income -- Class A................................     2.40%        6,046    12.862928        77,774
Core Plus Fixed Income -- Class A................................     2.60%       13,210    12.828577       169,470
Emerging Markets Debt -- Class A.................................     1.40%       22,170    15.142234       335,695
Emerging Markets Debt -- Class A.................................     1.50%        8,808    16.078001       141,619
Emerging Markets Debt -- Class A.................................     1.60%          556    15.024005         8,351
Emerging Markets Debt -- Class A.................................     1.80%          142    18.391878         2,621
Emerging Markets Debt -- Class A.................................     1.85%        5,926    18.392308       108,984
Emerging Markets Debt -- Class A.................................     1.90%          109    14.843041         1,622
Emerging Markets Debt -- Class A.................................     1.95%        3,590    14.825119        53,225
Emerging Markets Debt -- Class A.................................     2.00%          790    18.325735        14,469
Emerging Markets Debt -- Class A.................................     2.10%        2,823    14.771467        41,699
Emerging Markets Debt -- Class A.................................     2.15%        7,341    18.182239       133,477
Emerging Markets Debt -- Class A.................................     2.25%          218    18.222130         3,964
Emerging Markets Debt -- Class A.................................     2.30%        1,422    18.213001        25,903
Emerging Markets Debt -- Class A.................................     2.40%          649    18.085485        11,742

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                UNITS
                                                                     FEES      OWNED BY       UNIT       CONTRACT
                                                                   (NOTE 3)  PARTICIPANTS   PRICE #     LIABILITY
                                                                   --------  ------------  ----------  ------------
Emerging Markets Equity -- Class.................................     1.30%        4,818   $ 1.443391  $      6,956
Emerging Markets Equity -- Class.................................     1.40%       27,631     12.83533       354,650
Emerging Markets Equity -- Class.................................     1.50%       13,201     9.834168       129,818
Emerging Markets Equity -- Class.................................     1.60%          318    12.735084         4,055
Emerging Markets Equity -- Class.................................     1.65%          237    12.665935         2,998
Emerging Markets Equity -- Class.................................     1.80%          673    12.568951         8,455
Emerging Markets Equity -- Class.................................     1.85%        7,192    12.567009        90,385
Emerging Markets Equity -- Class.................................     1.95%          100    12.573058         1,254
Emerging Markets Equity -- Class.................................     2.00%          841    12.521528        10,535
Emerging Markets Equity -- Class.................................     2.10%        6,152    12.527574        77,073
Emerging Markets Equity -- Class.................................     2.15%        4,172    12.425629        51,834
Emerging Markets Equity -- Class.................................     2.30%        1,501    12.444562        18,680
Emerging Markets Equity -- Class.................................     2.40%          124    12.359564         1,539
Emerging Markets Equity -- Class.................................     2.60%          141    12.326618         1,742
Technology -- Class..............................................     1.40%        3,350     2.437206         8,166
Technology -- Class..............................................     1.50%       57,308     2.428270       139,159
Technology -- Class..............................................     1.85%       16,657     2.394272        39,881
Technology -- Class..............................................     1.95%        2,200     2.391459         5,261
Technology -- Class..............................................     2.10%        1,189     2.382817         2,833
High Yield -- Class..............................................     1.40%       84,772    10.727163       909,364
High Yield -- Class..............................................     1.50%       38,622    10.330559       398,991
High Yield -- Class..............................................     1.60%           49    10.643385           517
High Yield -- Class..............................................     1.65%          560    10.571326         5,917
High Yield -- Class..............................................     1.80%          243    10.488476         2,549
High Yield -- Class..............................................     1.85%       78,311    10.488745       821,388
High Yield -- Class..............................................     1.90%          150    10.515236         1,577
High Yield -- Class..............................................     1.95%        4,287    10.502524        45,025
High Yield -- Class..............................................     2.00%           70    10.450791           732
High Yield -- Class..............................................     2.10%        2,855    10.464486        29,881
High Yield -- Class..............................................     2.15%       10,433    10.368894       108,170
High Yield -- Class..............................................     2.25%          377    10.391682         3,921
High Yield -- Class..............................................     2.30%        2,237    10.386478        23,231
High Yield -- Class..............................................     2.40%        1,205    10.313698        12,428
High Yield -- Class..............................................     2.60%        1,769    10.286162        18,193
U.S. Mid Cap Value -- Class A....................................     1.40%      136,454    13.981589     1,907,850
U.S. Mid Cap Value -- Class A....................................     1.50%      144,340    10.940048     1,579,085
U.S. Mid Cap Value -- Class A....................................     1.60%        3,585    13.872371        49,732
U.S. Mid Cap Value -- Class A....................................     1.65%        2,596    15.258255        39,614
U.S. Mid Cap Value -- Class A....................................     1.80%        1,171    15.138757        17,731
U.S. Mid Cap Value -- Class A....................................     1.85%       60,280    15.139083       912,588
U.S. Mid Cap Value -- Class A....................................     1.90%        3,930    13.705391        53,862
U.S. Mid Cap Value -- Class A....................................     1.95%       13,883    13.688840       190,041
U.S. Mid Cap Value -- Class A....................................     2.00%        1,162    15.084300        17,523
U.S. Mid Cap Value -- Class A....................................     2.10%       16,703    13.639290       227,812
U.S. Mid Cap Value -- Class A....................................     2.15%        6,676    14.966117        99,911
U.S. Mid Cap Value -- Class A....................................     2.25%        1,816    14.998977        27,245
U.S. Mid Cap Value -- Class A....................................     2.30%        4,208    14.991470        63,084
U.S. Mid Cap Value -- Class A....................................     2.60%        2,888    14.846750        42,874

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                                UNITS
                                                                     FEES      OWNED BY       UNIT       CONTRACT
                                                                   (NOTE 3)  PARTICIPANTS   PRICE #     LIABILITY
                                                                   --------  ------------  ----------  ------------
American Opportunities -- Class X................................     1.30%      306,404   $ 0.983629  $    301,388
American Opportunities -- Class X................................     1.40%      694,973    25.448759    17,686,188
American Opportunities -- Class X................................     1.65%       15,762    10.873574       171,391
American Opportunities -- Class Y................................     1.50%      327,005     6.386781     2,088,511
American Opportunities -- Class Y................................     1.80%        1,133     6.300062         7,136
American Opportunities -- Class Y................................     1.85%      157,248     6.294792       989,845
American Opportunities -- Class Y................................     1.90%        4,318     6.289546        27,158
American Opportunities -- Class Y................................     1.95%        9,755     6.277234        61,234
American Opportunities -- Class Y................................     2.10%        1,934     6.259182        12,104
American Opportunities -- Class Y................................     2.40%        2,599     6.227146        16,185
Balanced Growth -- Class X.......................................     1.30%      104,166     1.113625       116,002
Balanced Growth -- Class X.......................................     1.40%      517,244    21.530461    11,136,497
Balanced Growth -- Class X.......................................     1.65%        1,766    12.826123        22,645
Balanced Growth -- Class Y.......................................     1.50%      126,067    12.191036     1,536,890
Balanced Growth -- Class Y.......................................     1.60%          788    12.120272         9,546
Balanced Growth -- Class Y.......................................     1.80%          604    12.025581         7,268
Balanced Growth -- Class Y.......................................     1.85%       14,865    12.015535       178,609
Balanced Growth -- Class Y.......................................     1.90%        1,468    12.005520        17,619
Balanced Growth -- Class Y.......................................     1.95%        3,205    11.982051        38,397
Balanced Growth -- Class Y.......................................     2.00%        5,809    11.972043        69,545
Balanced Growth -- Class Y.......................................     2.15%        1,232    11.924222        14,691
Capital Opportunities -- Class X.................................     1.30%        5,696     0.994021         5,663
Capital Opportunities -- Class X.................................     1.40%      324,947     9.456895     3,072,991
Capital Opportunities -- Class X.................................     1.65%        8,074     8.204194        66,239
Capital Opportunities -- Class Y.................................     1.50%      391,565     3.633484     1,422,747
Capital Opportunities -- Class Y.................................     1.60%        8,512     3.612365        30,749
Capital Opportunities -- Class Y.................................     1.80%        6,018     3.584100        21,569
Capital Opportunities -- Class Y.................................     1.85%       29,482     3.581115       105,578
Capital Opportunities -- Class Y.................................     1.90%      145,656     3.578114       521,172
Capital Opportunities -- Class Y.................................     2.00%        9,251     3.568139        33,010
Capital Opportunities -- Class Y.................................     2.10%        5,992     3.560868        21,336
Capital Opportunities -- Class Y.................................     2.30%       12,898     3.546183        45,738
Capital Opportunities -- Class Y.................................     2.40%        7,300     3.542646        25,862
Capital Opportunities -- Class Y.................................     2.60%          521     3.530842         1,841
Developing Growth -- Class X.....................................     1.30%       30,706     1.250444        38,397
Developing Growth -- Class X.....................................     1.40%      184,784    26.253390     4,851,217
Developing Growth -- Class X.....................................     1.65%       10,353    13.830117       143,180
Developing Growth -- Class Y.....................................     1.50%       88,055     7.497444       660,189
Developing Growth -- Class Y.....................................     1.60%        1,506     7.453881        11,223
Developing Growth -- Class Y.....................................     1.85%        9,316     7.389456        68,843
Developing Growth -- Class Y.....................................     1.95%        4,525     7.368845        33,347
Developing Growth -- Class Y.....................................     2.00%          135     7.362704           991
Developing Growth -- Class Y.....................................     2.10%        5,283     7.347654        38,820
Developing Growth -- Class Y.....................................     2.15%        6,435     7.333297        47,192
Developing Growth -- Class Y.....................................     2.40%        7,852     7.310065        57,401
Developing Growth -- Class Y.....................................     2.60%          152     7.285686         1,109
Flexible Income -- Class X.......................................     1.30%       16,611     1.285868        21,358
Flexible Income -- Class X.......................................     1.40%      294,367    13.696791     4,031,884

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                UNITS
                                                                     FEES      OWNED BY       UNIT       CONTRACT
                                                                   (NOTE 3)  PARTICIPANTS   PRICE #     LIABILITY
                                                                   --------  ------------  ----------  ------------
Flexible Income -- Class X.......................................     1.65%        2,453   $10.705188  $     26,257
Flexible Income -- Class Y.......................................     1.50%       64,954    11.167464       725,368
Flexible Income -- Class Y.......................................     1.60%       29,824    11.102650       331,127
Flexible Income -- Class Y.......................................     1.80%        1,485    11.015934        16,364
Flexible Income -- Class Y.......................................     1.85%       31,609    11.006735       347,914
Flexible Income -- Class Y.......................................     1.90%      146,741    10.997531     1,613,786
Flexible Income -- Class Y.......................................     1.95%        7,899    10.976042        86,698
Flexible Income -- Class Y.......................................     2.10%       11,903    10.944469       130,272
Flexible Income -- Class Y.......................................     2.15%        1,397    10.923075        15,256
Flexible Income -- Class Y.......................................     2.25%        5,400    10.904831        58,890
Flexible Income -- Class Y.......................................     2.30%          551    10.899372         6,006
Flexible Income -- Class Y.......................................     2.45%          651    10.868454         7,077
Flexible Income -- Class Y.......................................     2.60%        1,814    10.852128        19,683
Dividend Growth -- Class X.......................................     1.30%      127,169     1.041591       132,458
Dividend Growth -- Class X.......................................     1.40%    1,269,372    25.973103    32,969,527
Dividend Growth -- Class X.......................................     1.65%       15,058    11.196050       168,594
Dividend Growth -- Class Y.......................................     1.50%      235,083    11.239673     2,642,256
Dividend Growth -- Class Y.......................................     1.60%        3,054    11.174415        34,130
Dividend Growth -- Class Y.......................................     1.80%        2,981    11.087113        33,052
Dividend Growth -- Class Y.......................................     1.85%       58,175    11.077859       644,460
Dividend Growth -- Class Y.......................................     1.90%        1,331    11.068604        14,732
Dividend Growth -- Class Y.......................................     1.95%       10,693    11.046964       118,123
Dividend Growth -- Class Y.......................................     2.10%           97    11.015192         1,064
Dividend Growth -- Class Y.......................................     2.30%          210    10.969807         2,304
Dividend Growth -- Class Y.......................................     2.40%          832    10.958814         9,117
Global Equity -- Class X.........................................     1.30%       94,315     1.125673       106,167
Global Equity -- Class X.........................................     1.40%      468,770    17.250370     8,086,451
Global Equity -- Class X.........................................     1.65%       12,023    11.931730       143,451
Global Equity -- Class Y.........................................     1.50%       50,518     8.446494       426,701
Global Equity -- Class Y.........................................     1.60%           50     8.397461           419
Global Equity -- Class Y.........................................     1.85%       26,314     8.324887       219,063
Global Equity -- Class Y.........................................     1.95%        7,981     8.301657        66,259
Global Equity -- Class Y.........................................     2.10%        1,421     8.277784        11,760
Global Equity -- Class Y.........................................     2.25%        2,476     8.247827        20,420
Global Equity -- Class Y.........................................     2.30%          362     8.243688         2,982
Growth -- Class X................................................     1.30%        9,176     0.977539         8,970
Growth -- Class X................................................     1.40%      179,827    17.486413     3,144,526
Growth -- Class X................................................     1.65%        4,641    10.069612        46,734
Growth -- Class Y................................................     1.50%       97,096     6.281714       609,930
Growth -- Class Y................................................     1.60%        7,185     6.245223        44,873
Growth -- Class Y................................................     1.80%          722     6.196422         4,474
Growth -- Class Y................................................     1.85%        5,352     6.191255        33,137
Growth -- Class Y................................................     1.90%       13,513     6.186082        83,591
Growth -- Class Y................................................     1.95%        5,445     6.173978        33,616
Growth -- Class Y................................................     2.00%          313     6.168831         1,933
Growth -- Class Y................................................     2.10%          242     6.156223         1,489
Growth -- Class Y................................................     2.30%        1,825     6.130859        11,189
Growth -- Class Y................................................     2.40%       10,763     6.124705        65,917

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                                UNITS
                                                                     FEES      OWNED BY       UNIT       CONTRACT
                                                                   (NOTE 3)  PARTICIPANTS   PRICE #     LIABILITY
                                                                   --------  ------------  ----------  ------------
Growth -- Class Y................................................     2.60%        4,574   $ 6.104294  $     27,920
Money Market -- Class X..........................................     1.30%       23,538     0.988854        23,275
Money Market -- Class X..........................................     1.40%      422,350    12.796472     5,404,595
Money Market -- Class X..........................................     1.65%        1,700    10.887507        18,507
Money Market -- Class Y..........................................     1.50%      213,693    10.154680     2,169,984
Money Market -- Class Y..........................................     1.60%       11,165    10.095745       112,722
Money Market -- Class Y..........................................     1.80%       14,581    10.016915       146,055
Money Market -- Class Y..........................................     1.85%       35,942    10.008523       359,724
Money Market -- Class Y..........................................     1.90%       28,640    10.000183       286,406
Money Market -- Class Y..........................................     1.95%       11,607     9.980610       115,845
Money Market -- Class Y..........................................     2.00%          141     9.972304         1,404
Money Market -- Class Y..........................................     2.10%        1,385     9.951902        13,781
Money Market -- Class Y..........................................     2.15%       14,779     9.932425       146,794
Money Market -- Class Y..........................................     2.25%        1,326     9.915825        13,147
Money Market -- Class Y..........................................     2.30%        1,994     9.910881        19,766
Money Market -- Class Y..........................................     2.40%        2,084     9.900939        20,634
Money Market -- Class Y..........................................     2.60%        1,419     9.867901        13,999
Utilities -- Class X.............................................     1.30%       27,527     1.173772        32,310
Utilities -- Class X.............................................     1.40%      231,553    23.503803     5,442,370
Utilities -- Class X.............................................     1.65%          690    12.789605         8,824
Utilities -- Class Y.............................................     1.50%      119,129     7.640628       910,222
Utilities -- Class Y.............................................     1.85%       20,481     7.530641       154,236
Utilities -- Class Y.............................................     1.90%        1,591     7.524335        11,970
Utilities -- Class Y.............................................     1.95%        1,081     7.509656         8,119
Utilities -- Class Y.............................................     2.10%        7,124     7.488076        53,346
Utilities -- Class Y.............................................     2.15%        1,766     7.473436        13,196
Equally-Weighted S&P 500 -- Class X..............................     1.30%      104,750     1.235637       129,433
Equally-Weighted S&P 501 -- Class X..............................     1.40%      731,048    30.236376    22,104,233
Equally-Weighted S&P 502 -- Class X..............................     1.65%        2,659    16.153487        42,952
Equally-Weighted S&P 503 -- Class Y..............................     1.50%      351,634    13.520273     4,754,189
Equally-Weighted S&P 504 -- Class Y..............................     1.60%       30,820    13.441775       414,279
Equally-Weighted S&P 505 -- Class Y..............................     1.80%       10,316    13.336773       137,576
Equally-Weighted S&P 506 -- Class Y..............................     1.85%      182,373    13.325648     2,430,243
Equally-Weighted S&P 507 -- Class Y..............................     1.90%      114,794    13.314519     1,528,425
Equally-Weighted S&P 508 -- Class Y..............................     1.95%       14,743    13.288491       195,916
Equally-Weighted S&P 509 -- Class Y..............................     2.00%          267    13.277392         3,551
Equally-Weighted S&P 510 -- Class Y..............................     2.10%       33,063    13.250289       438,093
Equally-Weighted S&P 511 -- Class Y..............................     2.15%       12,130    13.224379       160,407
Equally-Weighted S&P 512 -- Class Y..............................     2.25%       17,275    13.202315       228,064
Equally-Weighted S&P 513 -- Class Y..............................     2.30%       23,511    13.195701       310,240
Equally-Weighted S&P 514 -- Class Y..............................     2.40%       26,620    13.182489       350,912
Equally-Weighted S&P 515 -- Class Y..............................     2.60%        4,282    13.138524        56,256
Small Company Growth Portfolio -- Class II.......................     1.50%        2,382    11.241435        26,774
Small Company Growth Portfolio -- Class II.......................     1.60%          713    11.233004         8,012
Small Company Growth Portfolio -- Class II.......................     1.80%          200    11.216139         2,245
Small Company Growth Portfolio -- Class II.......................     1.95%          708    11.203507         7,932
Small Company Growth Portfolio -- Class II.......................     2.00%          179    11.199300         2,010
Small Company Growth Portfolio -- Class II.......................     2.10%           91    11.190895         1,019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                UNITS
                                                                     FEES      OWNED BY       UNIT       CONTRACT
                                                                   (NOTE 3)  PARTICIPANTS   PRICE #     LIABILITY
                                                                   --------  ------------  ----------  ------------
Small Company Growth Portfolio -- Class II.......................     2.30%          611   $11.174088  $      6,824
Small Company Growth Portfolio -- Class II.......................     2.40%        1,843    11.165706        20,577
Small Company Growth Portfolio -- Class II.......................     2.60%          723    11.148935         8,065
Global Franchise -- Class II.....................................     1.50%        3,028    13.590845        41,156
Global Franchise -- Class II.....................................     1.80%        1,634    13.523050        22,102
Global Franchise -- Class II.....................................     1.85%        9,966    13.511771       134,664
Global Franchise -- Class II.....................................     1.95%        5,471    13.489270        73,799
Global Franchise -- Class II.....................................     2.00%          115    13.478008         1,547
Global Franchise -- Class II.....................................     2.10%        1,759    13.455575        23,674
Global Franchise -- Class II.....................................     2.15%        6,320    13.444368        84,968
Global Franchise -- Class II.....................................     2.30%          317    13.415249         4,256
Global Franchise -- Class II.....................................     2.40%           99    13.401800         1,328
Global Franchise -- Class II.....................................     2.60%          103    13.357186         1,382
Enterprise -- Class I............................................     1.40%      124,710     7.750029       966,503
Enterprise -- Class I............................................     1.65%        1,989     8.000345        15,914
Enterprise -- Class II...........................................     1.50%       85,974     5.436333       467,383
Enterprise -- Class II...........................................     1.85%       74,923     5.358018       401,436
Enterprise -- Class II...........................................     1.95%        8,157     5.343063        43,581
Enterprise -- Class II...........................................     2.30%          870     5.305730         4,616
Enterprise -- Class II...........................................     2.40%          711     5.300416         3,770
Enterprise -- Class II...........................................     2.60%        3,327     5.282739        17,575
Growth and Income -- Class I.....................................     1.30%        3,002     1.156077         3,468
Growth and Income -- Class I.....................................     1.40%      157,463    13.084966     2,060,404
Growth and Income -- Class I.....................................     1.65%        2,596    13.372861        34,712
Growth and Income -- Class I.....................................     1.75%          980    12.872899        12,619
Growth and Income -- Class II....................................     1.50%       52,768    13.851500       730,916
Growth and Income -- Class II....................................     1.60%        5,248    13.771125        72,275
Growth and Income -- Class II....................................     1.80%        2,525    13.663546        34,500
Growth and Income -- Class II....................................     1.85%      131,344    13.652157     1,793,122
Growth and Income -- Class II....................................     1.90%        5,860    13.640753        79,941
Growth and Income -- Class II....................................     1.95%       21,643    13.614081       294,648
Growth and Income -- Class II....................................     2.00%        2,576    13.602715        35,039
Growth and Income -- Class II....................................     2.10%       15,300    13.574953       207,700
Growth and Income -- Class II....................................     2.15%       20,020    13.548418       271,238
Growth and Income -- Class II....................................     2.25%       11,353    13.525810       153,557
Growth and Income -- Class II....................................     2.30%       10,197    13.519028       137,856
Growth and Income -- Class II....................................     2.40%       21,853    13.505480       295,129
Growth and Income -- Class II....................................     2.60%          890    13.460455        11,982
Comstock -- Class II.............................................     1.50%        9,229    14.484780       133,678
Comstock -- Class II.............................................     1.60%        6,006    14.460619        86,850
Comstock -- Class II.............................................     1.80%        1,441    14.412417        20,767
Comstock -- Class II.............................................     1.85%       29,423    14.400373       423,697
Comstock -- Class II.............................................     1.90%        7,740    14.388359       111,361
Comstock -- Class II.............................................     1.95%       22,981    14.376356       330,392
Comstock -- Class II.............................................     2.00%        2,518    14.364364        36,175
Comstock -- Class II.............................................     2.10%       29,526    14.340397       423,419
Comstock -- Class II.............................................     2.15%       18,819    14.328404       269,642
Comstock -- Class II.............................................     2.25%       10,041    14.304515       143,631

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                                UNITS
                                                                     FEES      OWNED BY       UNIT       CONTRACT
                                                                   (NOTE 3)  PARTICIPANTS   PRICE #     LIABILITY
                                                                   --------  ------------  ----------  ------------
Comstock -- Class II.............................................     2.30%       10,427   $14.297356  $    149,077
Comstock -- Class II.............................................     2.40%        1,300    14.283018        18,569
Comstock -- Class II.............................................     2.60%          942    14.235396        13,413
Emerging Growth -- Class II......................................     1.50%        1,711    12.456970        21,318
Emerging Growth -- Class II......................................     1.60%           25    12.436170           310
Emerging Growth -- Class II......................................     1.80%          650    12.394693         8,059
Emerging Growth -- Class II......................................     1.85%        5,121    12.384346        63,421
Emerging Growth -- Class II......................................     1.90%          624    12.373999         7,723
Emerging Growth -- Class II......................................     1.95%        2,558    12.363673        31,625
Emerging Growth -- Class II......................................     2.00%          703    12.353350         8,685
Emerging Growth -- Class II......................................     2.10%        5,179    12.332724        63,869
Emerging Growth -- Class II......................................     2.30%           26    12.295684           318
Aggressive Growth Portfolio -- Class II..........................     1.50%          569    10.774757         6,131
Aggressive Growth Portfolio -- Class II..........................     1.95%          714    10.738385         7,666
Aggressive Growth Portfolio -- Class II..........................     2.10%        1,882    10.726289        20,192
Aggressive Growth Portfolio -- Class II..........................     2.40%        4,036    10.702148        43,191
Aggressive Growth Portfolio -- Class II..........................     2.60%          131    10.686077         1,400
Government Portfolio -- Class II.................................     1.60%        1,954    10.071757        19,675
Government Portfolio -- Class II.................................     1.80%          577    10.056629         5,799
Government Portfolio -- Class II.................................     1.95%          622    10.045299         6,248
Government Portfolio -- Class II.................................     2.00%           45    10.044043           456
Government Portfolio -- Class II.................................     2.10%          269    10.033993         2,695
Government Portfolio -- Class II.................................     2.30%          988    10.018925         9,903
Government Portfolio -- Class II.................................     2.40%        6,524    10.011405        65,316
Government Portfolio -- Class II.................................     2.60%        3,515     9.996370        35,141
                                                                                                       ------------
    SUBTOTAL.....................................................                                      $292,507,392
                                                                                                       ------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
Templeton Developing Markets Securities Fund -- Class 1..........     1.40%        1,716   $12.901593  $     22,135
American Opportunities -- Class X................................     1.40%          153    25.448759         3,904
Developing Growth -- Class X.....................................     1.40%          146     26.25339         3,823
Dividend Growth -- Class X.......................................     1.40%          757    25.973103        19,651
Global Equity -- Class X.........................................     1.40%          235     17.25037         4,061
                                                                                                       ------------
    SUBTOTAL.....................................................                                      $     53,574
                                                                                                       ------------
GRAND TOTAL......................................................                                      $292,560,966
                                                                                                       ============

  #  Rounded Unit Prices

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                      (This page intentionally left blank)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                           AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS    AMERICAN FUNDS
                                FUND        GROWTH FUND    GROWTH-INCOME FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $  9,964       $   43,638        $  190,567
                              --------       ----------        ----------
EXPENSES:
  Mortality and expense
   undertakings..........      (34,363)        (355,908)         (302,048)
                              --------       ----------        ----------
    Net investment income
     (loss)..............      (24,399)        (312,270)         (111,481)
                              --------       ----------        ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --               --
                              --------       ----------        ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       21,230           99,574           113,833
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      272,268        2,741,875         1,793,812
                              --------       ----------        ----------
    Net gain (loss) on
     investments.........      293,498        2,841,449         1,907,645
                              --------       ----------        ----------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........     $269,099       $2,529,179        $1,796,164
                              ========       ==========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                                FRANKLIN
                                                     AMERICAN FUNDS                             STRATEGIC
                             AMERICAN FUNDS    GLOBAL SMALL CAPITALIZATION  FRANKLIN SMALL  INCOME SECURITIES   MUTUAL SHARES
                           INTERNATIONAL FUND             FUND                 CAP FUND           FUND         SECURITIES FUND
                              SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ---------------------------  --------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $ 68,537              $ --                     $--              $ 98,646         $   81,947
                                --------              -------------            --------         --------         ----------
EXPENSES:
  Mortality and expense
   undertakings..........        (62,122)                   (24,382)            (47,215)         (47,839)          (155,918)
                                --------              -------------            --------         --------         ----------
    Net investment income
     (loss)..............          6,415                    (24,382)            (47,215)          50,807            (73,971)
                                --------              -------------            --------         --------         ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                      --                      --                 3,979            --
                                --------              -------------            --------         --------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          2,407                        845              29,950            6,166             65,170
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        772,836                    335,670             324,932          217,201          1,166,579
                                --------              -------------            --------         --------         ----------
    Net gain (loss) on
     investments.........        775,243                    336,515             354,882          223,367          1,231,749
                                --------              -------------            --------         --------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........       $781,658              $     312,133            $307,667         $278,153         $1,157,778
                                ========              =============            ========         ========         ==========

                              TEMPLETON
                             DEVELOPING        TEMPLETON
                               MARKETS          GROWTH
                           SECURITIES FUND  SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 19,637         $ 28,095
                              --------         --------
EXPENSES:
  Mortality and expense
   undertakings..........      (15,114)         (38,371)
                              --------         --------
    Net investment income
     (loss)..............        4,523          (10,276)
                              --------         --------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --
                              --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        4,433           19,929
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      226,702          339,955
                              --------         --------
    Net gain (loss) on
     investments.........      231,135          359,884
                              --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........     $235,658         $349,608
                              ========         ========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  2,228       $ --           $ --
                             --------       --------       --------
EXPENSES:
  Mortality and expense
   undertakings..........     (10,991)        (8,266)       (12,335)
                             --------       --------       --------
    Net investment income
     (loss)..............      (8,763)        (8,266)       (12,335)
                             --------       --------       --------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --             --
                             --------       --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (4,635)       (20,210)        (3,360)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     118,425         86,316         79,186
                             --------       --------       --------
    Net gain (loss) on
     investments.........     113,790         66,106         75,826
                             --------       --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........    $105,027       $ 57,840       $ 63,491
                             ========       ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________


                           MFS INVESTORS    MFS TOTAL    EQUITY AND    CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES    INCOME     FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -----------  ------------  ------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  5,401      $  206,211      $--         $ 588,955      $ 56,295       $  3,858      $ --
                             --------      ----------      ------      ---------      --------       --------      --------
EXPENSES:
  Mortality and expense
   undertakings..........     (13,482)       (189,338)       (318)      (223,324)      (12,101)        (8,424)       (3,449)
                             --------      ----------      ------      ---------      --------       --------      --------
    Net investment income
     (loss)..............      (8,081)         16,873        (318)       365,631        44,194         (4,566)       (3,449)
                             --------      ----------      ------      ---------      --------       --------      --------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --               22         35,457        26,310        --             --
                             --------      ----------      ------      ---------      --------       --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       8,492          50,152           4         78,585         8,296           (774)       10,942
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      84,779       1,165,667       2,725        (34,078)      (11,071)       134,170       (18,449)
                             --------      ----------      ------      ---------      --------       --------      --------
    Net gain (loss) on
     investments.........      93,271       1,215,819       2,729         44,507        (2,775)       133,396        (7,507)
                             --------      ----------      ------      ---------      --------       --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........    $ 85,190      $1,232,692      $2,433      $ 445,595      $ 67,729       $128,830      $(10,956)
                             ========      ==========      ======      =========      ========       ========      ========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............   $134,407      $  1,126     $    75,741
                            --------      --------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (33,508)      (67,252)       (300,235)
                            --------      --------     -----------
    Net investment income
     (loss)..............    100,899       (66,126)       (224,494)
                            --------      --------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --             --
                            --------      --------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     19,879        32,837      (3,772,291)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     51,598       628,397       5,347,054
                            --------      --------     -----------
    Net gain (loss) on
     investments.........     71,477       661,234       1,574,763
                            --------      --------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........   $172,376      $595,108     $ 1,350,269
                            ========      ========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________


                            BALANCED       CAPITAL     DEVELOPING
                             GROWTH     OPPORTUNITIES    GROWTH     FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  ---------------  ---------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............  $  292,170    $  --         $   --          $ 572,693       $   592,035      $  22,122     $   7,879
                           ----------    ----------    ----------      ---------       -----------      ---------     ---------
EXPENSES:
  Mortality and expense
   undertakings..........    (166,010)      (67,954)      (73,594)      (100,182)         (503,168)      (119,434)      (56,806)
                           ----------    ----------    ----------      ---------       -----------      ---------     ---------
    Net investment income
     (loss)..............     126,160       (67,954)      (73,594)       472,511            88,867        (97,312)      (48,927)
                           ----------    ----------    ----------      ---------       -----------      ---------     ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --             --            --               --              --             --
                           ----------    ----------    ----------      ---------       -----------      ---------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (51,941)     (162,769)       36,261       (129,198)       (2,227,736)       222,921      (189,796)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......   1,085,259     1,179,463     1,121,291         76,818         4,562,342        461,049       462,297
                           ----------    ----------    ----------      ---------       -----------      ---------     ---------
    Net gain (loss) on
     investments.........   1,033,318     1,016,694     1,157,552        (52,380)        2,334,606        683,970       272,501
                           ----------    ----------    ----------      ---------       -----------      ---------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........  $1,159,478    $  948,740    $1,083,958      $ 420,131       $ 2,423,473      $ 586,658     $ 223,574
                           ==========    ==========    ==========      =========       ===========      =========     =========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      EQUALLY-WEIGHTED   SMALL COMPANY
                           MONEY MARKET   UTILITIES       S&P 500       GROWTH PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT (B)
                           ------------  -----------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  84,246    $  138,155      $  248,702         $--
                            ---------    ----------      ----------         -------
EXPENSES:
  Mortality and expense
   undertakings..........    (150,136)      (82,237)       (424,301)           (365)
                            ---------    ----------      ----------         -------
    Net investment income
     (loss)..............     (65,890)       55,918        (175,599)           (365)
                            ---------    ----------      ----------         -------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --            --                 2,062
                            ---------    ----------      ----------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --          (127,300)        927,071              78
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      --         1,390,502       3,715,188           5,171
                            ---------    ----------      ----------         -------
    Net gain (loss) on
     investments.........      --         1,263,202       4,642,259           5,249
                            ---------    ----------      ----------         -------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........   $ (65,890)   $1,319,120      $4,466,660         $ 6,946
                            =========    ==========      ==========         =======

(a)  Formerly Value-Added Market Sub-Account. Change effective November 1, 2004.
(b)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                                               AGGRESSIVE
                                                                                                                 GROWTH
                           GLOBAL FRANCHISE  ENTERPRISE   GROWTH AND INCOME   COMSTOCK    EMERGING GROWTH      PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ----------------  -----------  -----------------  -----------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $   383        $  4,773        $ 39,525        $  7,590       $--               $--
                               -------        --------        --------        --------       --------          ---------
EXPENSES:
  Mortality and expense
   undertakings..........       (5,603)        (26,294)        (78,288)        (24,934)        (2,379)              (862)
                               -------        --------        --------        --------       --------          ---------
    Net investment income
     (loss)..............       (5,220)        (21,521)        (38,763)        (17,344)        (2,379)              (862)
                               -------        --------        --------        --------       --------          ---------
CAPITAL GAINS INCOME
 (LOSS)..................        2,577          --             --               --            --                --
                               -------        --------        --------        --------       --------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        5,214         (88,789)         11,861           2,660            136                  6
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       33,561         155,848         696,892         252,769         12,372              7,157
                               -------        --------        --------        --------       --------          ---------
    Net gain (loss) on
     investments.........       38,775          67,059         708,753         255,429         12,508              7,163
                               -------        --------        --------        --------       --------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........      $36,132        $ 45,538        $669,990        $238,085       $ 10,129          $   6,301
                               =======        ========        ========        ========       ========          =========


                               GOVERNMENT
                               PORTFOLIO
                            SUB-ACCOUNT (B)
                           ------------------
INVESTMENT INCOME:
  Dividends..............      $ --
                               ----------
EXPENSES:
  Mortality and expense
   undertakings..........            (518)
                               ----------
    Net investment income
     (loss)..............            (518)
                               ----------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                               ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             (23)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......             839
                               ----------
    Net gain (loss) on
     investments.........             816
                               ----------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........      $      298
                               ==========

(b)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                           AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS    AMERICAN FUNDS
                                FUND        GROWTH FUND    GROWTH-INCOME FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $  (24,399)    $  (312,270)      $  (111,481)
  Capital gains income...       --              --               --
  Net realized gain
   (loss) on security
   transactions..........        21,230          99,574           113,833
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       272,268       2,741,875         1,793,812
                             ----------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       269,099       2,529,179         1,796,164
                             ----------     -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       238,850       2,326,940         2,139,860
  Net transfers..........       249,513       4,243,341         3,989,716
  Surrenders for benefit
   payments and fees.....      (118,926)     (1,522,477)       (1,476,433)
  Net annuity
   transactions..........       --              --               --
                             ----------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       369,437       5,047,804         4,653,143
                             ----------     -----------       -----------
  Net increase (decrease)
   in net assets.........       638,536       7,576,983         6,449,307
NET ASSETS:
  Beginning of year......     2,004,257      19,835,192        17,148,620
                             ----------     -----------       -----------
  End of year............    $2,642,793     $27,412,175       $23,597,927
                             ==========     ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                               AMERICAN FUNDS                      FRANKLIN                           TEMPLETON
                                                GLOBAL SMALL                       STRATEGIC                         DEVELOPING
                             AMERICAN FUNDS    CAPITALIZATION  FRANKLIN SMALL  INCOME SECURITIES   MUTUAL SHARES       MARKETS
                           INTERNATIONAL FUND       FUND          CAP FUND           FUND         SECURITIES FUND  SECURITIES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  --------------  --------------  -----------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $    6,415        $  (24,382)     $  (47,215)      $   50,807        $   (73,971)     $    4,523
  Capital gains income...        --                 --              --                 3,979           --               --
  Net realized gain
   (loss) on security
   transactions..........           2,407               845          29,950            6,166             65,170           4,433
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......         772,836           335,670         324,932          217,201          1,166,579         226,702
                               ----------        ----------      ----------       ----------        -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         781,658           312,133         307,667          278,153          1,157,778         235,658
                               ----------        ----------      ----------       ----------        -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............         696,172           488,027         424,562          495,045          1,135,890         160,611
  Net transfers..........       1,708,270           605,044         187,435          749,659          1,682,574         408,241
  Surrenders for benefit
   payments and fees.....        (182,538)          (77,819)       (167,687)        (141,339)          (647,438)        (36,942)
  Net annuity
   transactions..........        --                 --              --              --                 --                (2,058)
                               ----------        ----------      ----------       ----------        -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,221,904         1,015,252         444,310        1,103,365          2,171,026         529,852
                               ----------        ----------      ----------       ----------        -----------      ----------
  Net increase (decrease)
   in net assets.........       3,003,562         1,327,385         751,977        1,381,518          3,328,804         765,510
NET ASSETS:
  Beginning of year......       3,135,396           985,322       2,777,976        2,605,942          9,000,982         588,806
                               ----------        ----------      ----------       ----------        -----------      ----------
  End of year............      $6,138,958        $2,312,707      $3,529,953       $3,987,460        $12,329,786      $1,354,316
                               ==========        ==========      ==========       ==========        ===========      ==========


                              TEMPLETON
                               GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (10,276)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        19,929
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       339,955
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       349,608
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       377,558
  Net transfers..........       173,850
  Surrenders for benefit
   payments and fees.....      (128,943)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       422,465
                             ----------
  Net increase (decrease)
   in net assets.........       772,073
NET ASSETS:
  Beginning of year......     2,198,315
                             ----------
  End of year............    $2,970,388
                             ==========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (8,763)     $ (8,266)      $ (12,335)
  Capital gains income...      --             --             --
  Net realized gain
   (loss) on security
   transactions..........       (4,635)      (20,210)         (3,360)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      118,425        86,316          79,186
                            ----------      --------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      105,027        57,840          63,491
                            ----------      --------       ---------
UNIT TRANSACTIONS:
  Purchases..............        2,500        61,328          23,247
  Net transfers..........      373,323       (27,738)       (150,088)
  Surrenders for benefit
   payments and fees.....      (31,123)      (15,509)        (63,381)
  Net annuity
   transactions..........      --             --             --
                            ----------      --------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      344,700        18,081        (190,222)
                            ----------      --------       ---------
  Net increase (decrease)
   in net assets.........      449,727        75,921        (126,731)
NET ASSETS:
  Beginning of year......      605,344       528,645         998,505
                            ----------      --------       ---------
  End of year............   $1,055,071      $604,566       $ 871,774
                            ==========      ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________


                           MFS INVESTORS    MFS TOTAL    EQUITY AND    CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES    INCOME     FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -----------  ------------  ------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $ (8,081)     $    16,873     $  (318)   $   365,631     $ 44,194       $ (4,566)     $  (3,449)
  Capital gains income...      --              --               22         35,457       26,310        --              --
  Net realized gain
   (loss) on security
   transactions..........       8,492           50,152           4         78,585        8,296           (774)        10,942
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      84,779        1,165,667       2,725        (34,078)     (11,071)       134,170        (18,449)
                             --------      -----------     -------    -----------     --------       --------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      85,190        1,232,692       2,433        445,595       67,729        128,830        (10,956)
                             --------      -----------     -------    -----------     --------       --------      ---------
UNIT TRANSACTIONS:
  Purchases..............      58,935        1,125,767      38,708      1,078,687       86,102         81,479          7,285
  Net transfers..........      21,152        1,561,810       8,974       (279,901)      96,131        112,193       (122,461)
  Surrenders for benefit
   payments and fees.....     (82,499)        (953,191)        (46)    (1,641,497)     (92,375)       (17,216)       (12,535)
  Net annuity
   transactions..........      --              --           --            --            --            --              --
                             --------      -----------     -------    -----------     --------       --------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,412)       1,734,386      47,636       (842,711)      89,858        176,456       (127,711)
                             --------      -----------     -------    -----------     --------       --------      ---------
  Net increase (decrease)
   in net assets.........      82,778        2,967,078      50,069       (397,116)     157,587        305,286       (138,667)
NET ASSETS:
  Beginning of year......     870,072       11,546,854         343     15,909,082      725,784        454,688        333,967
                             --------      -----------     -------    -----------     --------       --------      ---------
  End of year............    $952,850      $14,513,932     $50,412    $15,511,966     $883,371       $759,974      $ 195,300
                             ========      ===========     =======    ===========     ========       ========      =========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  100,899    $  (66,126)   $  (224,494)
  Capital gains income...      --           --             --
  Net realized gain
   (loss) on security
   transactions..........      19,879        32,837     (3,772,291)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      51,598       628,397      5,347,054
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     172,376       595,108      1,350,269
                           ----------    ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      92,395       346,347         78,946
  Net transfers..........     167,697       212,000     (4,464,054)
  Surrenders for benefit
   payments and fees.....    (262,465)     (407,459)    (2,846,336)
  Net annuity
   transactions..........      --           --              (2,975)
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,373)      150,888     (7,234,419)
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets.........     170,003       745,996     (5,884,150)
NET ASSETS:
  Beginning of year......   2,211,881     4,482,956     27,249,194
                           ----------    ----------    -----------
  End of year............  $2,381,884    $5,228,952    $21,365,044
                           ==========    ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________


                            BALANCED       CAPITAL     DEVELOPING
                             GROWTH     OPPORTUNITIES    GROWTH     FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  ---------------  ---------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $   126,160   $  (67,954)   $  (73,594)    $  472,511       $    88,867     $   (97,312)  $  (48,927)
  Capital gains income...      --           --             --            --               --               --            --
  Net realized gain
   (loss) on security
   transactions..........      (51,941)    (162,769)       36,261       (129,198)       (2,227,736)        222,921     (189,796)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......    1,085,259    1,179,463     1,121,291         76,818         4,562,342         461,049      462,297
                           -----------   ----------    ----------     ----------       -----------     -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,159,478      948,740     1,083,958        420,131         2,423,473         586,658      223,574
                           -----------   ----------    ----------     ----------       -----------     -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       29,815      212,292       105,619        209,674           137,316          60,506       80,092
  Net transfers..........     (373,116)     142,824      (228,415)     2,151,269        (3,748,471)        (93,286)    (522,209)
  Surrenders for benefit
   payments and fees.....   (1,162,293)    (464,126)     (810,353)      (898,716)       (5,050,719)     (1,602,285)    (419,344)
  Net annuity
   transactions..........      --           --             (3,002)       --                 (2,961)         (3,523)      --
                           -----------   ----------    ----------     ----------       -----------     -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,505,594)    (109,010)     (936,151)     1,462,227        (8,664,835)     (1,638,588)    (861,461)
                           -----------   ----------    ----------     ----------       -----------     -----------   ----------
  Net increase (decrease)
   in net assets.........     (346,116)     839,730       147,807      1,882,358        (6,241,362)     (1,051,930)    (637,887)
NET ASSETS:
  Beginning of year......   13,493,825    4,534,765     5,807,925      5,555,582        43,030,830      10,139,664    4,756,186
                           -----------   ----------    ----------     ----------       -----------     -----------   ----------
  End of year............  $13,147,709   $5,374,495    $5,955,732     $7,437,940       $36,789,468     $ 9,087,734   $4,118,299
                           ===========   ==========    ==========     ==========       ===========     ===========   ==========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      EQUALLY-WEIGHTED   SMALL COMPANY
                           MONEY MARKET   UTILITIES       S&P 500       GROWTH PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT (B)
                           ------------  -----------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $   (65,890)  $    55,918    $  (175,599)        $  (365)
  Capital gains income...      --            --            --                 2,062
  Net realized gain
   (loss) on security
   transactions..........      --           (127,300)       927,071              78
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      --          1,390,502      3,715,188           5,171
                           -----------   -----------    -----------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (65,890)    1,319,120      4,466,660           6,946
                           -----------   -----------    -----------         -------
UNIT TRANSACTIONS:
  Purchases..............      404,921        32,417        974,689          28,135
  Net transfers..........      821,509      (505,243)     1,702,197          48,462
  Surrenders for benefit
   payments and fees.....   (5,137,474)     (663,471)    (4,184,886)            (85)
  Net annuity
   transactions..........      --            --            --               --
                           -----------   -----------    -----------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (3,911,044)   (1,136,297)    (1,508,000)         76,512
                           -----------   -----------    -----------         -------
  Net increase (decrease)
   in net assets.........   (3,976,934)      182,823      2,958,660          83,458
NET ASSETS:
  Beginning of year......   12,843,572     6,451,770     30,326,109         --
                           -----------   -----------    -----------         -------
  End of year............  $ 8,866,638   $ 6,634,593    $33,284,769         $83,458
                           ===========   ===========    ===========         =======

(a)  Formerly Value-Added Market Sub-Account. Change effective November 1, 2004.
(b)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                                                              AGGRESSIVE
                           GLOBAL FRANCHISE  ENTERPRISE   GROWTH AND INCOME   COMSTOCK    EMERGING GROWTH  GROWTH PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ----------------  -----------  -----------------  -----------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $ (5,220)     $  (21,521)     $  (38,763)     $  (17,344)     $ (2,379)         $   (862)
  Capital gains income...         2,577          --            --                --           --                --
  Net realized gain
   (loss) on security
   transactions..........         5,214         (88,789)         11,861           2,660           136                 6
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        33,561         155,848         696,892         252,769        12,372             7,157
                               --------      ----------      ----------      ----------      --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        36,132          45,538         669,990         238,085        10,129             6,301
                               --------      ----------      ----------      ----------      --------          --------
UNIT TRANSACTIONS:
  Purchases..............        31,567          27,537         525,919         695,568        74,238            56,317
  Net transfers..........        50,031         (23,936)      1,201,559         610,593        51,700            15,963
  Surrenders for benefit
   payments and fees.....       (24,229)        (61,863)       (283,696)        (54,999)       (1,419)               (1)
  Net annuity
   transactions..........       --               --            --                --           --                --
                               --------      ----------      ----------      ----------      --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        57,369         (58,262)      1,443,782       1,251,162       124,519            72,279
                               --------      ----------      ----------      ----------      --------          --------
  Net increase (decrease)
   in net assets.........        93,501         (12,724)      2,113,772       1,489,247       134,648            78,580
NET ASSETS:
  Beginning of year......       295,375       1,933,502       4,115,334         671,424        70,680           --
                               --------      ----------      ----------      ----------      --------          --------
  End of year............      $388,876      $1,920,778      $6,229,106      $2,160,671      $205,328          $ 78,580
                               ========      ==========      ==========      ==========      ========          ========


                               GOVERNMENT
                               PORTFOLIO
                            SUB-ACCOUNT (B)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $      (518)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........             (23)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......             839
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             298
                              -----------
UNIT TRANSACTIONS:
  Purchases..............          69,673
  Net transfers..........          75,235
  Surrenders for benefit
   payments and fees.....              27
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         144,935
                              -----------
  Net increase (decrease)
   in net assets.........         145,233
NET ASSETS:
  Beginning of year......        --
                              -----------
  End of year............     $   145,233
                              ===========

(b)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS    AMERICAN FUNDS
                                FUND        GROWTH FUND    GROWTH-INCOME FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................    $  (14,627)    $  (156,743)      $   (23,524)
  Capital gains income...       --              --               --
  Net realized gain
   (loss) on security
   transactions..........         3,452         (30,111)          (19,682)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       459,701       3,808,633         3,357,143
                             ----------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       448,526       3,621,779         3,313,937
                             ----------     -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       249,144       3,178,301         3,206,215
  Net transfers..........       258,926       6,582,759         3,105,684
  Surrenders for benefit
   payments and fees.....       (55,061)       (565,952)         (586,113)
  Net annuity
   transactions..........       --              --               --
                             ----------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       453,009       9,195,108         5,725,786
                             ----------     -----------       -----------
  Net increase (decrease)
   in net assets.........       901,535      12,816,887         9,039,723
NET ASSETS:
  Beginning of year......     1,102,722       7,018,305         8,108,897
                             ----------     -----------       -----------
  End of year............    $2,004,257     $19,835,192       $17,148,620
                             ==========     ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                               AMERICAN FUNDS                      FRANKLIN                           TEMPLETON
                                                GLOBAL SMALL                       STRATEGIC                         DEVELOPING
                             AMERICAN FUNDS    CAPITALIZATION  FRANKLIN SMALL  INCOME SECURITIES   MUTUAL SHARES       MARKETS
                           INTERNATIONAL FUND       FUND          CAP FUND           FUND         SECURITIES FUND  SECURITIES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  --------------  --------------  -----------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................      $    3,913         $ (4,352)      $  (28,745)      $   24,094        $  (24,476)       $   (741)
  Capital gains income...        --                --               --              --                 --              --
  Net realized gain
   (loss) on security
   transactions..........           4,017            2,054             (642)          29,474           (20,119)            431
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......         669,166          231,510          667,153          295,755         1,559,504         138,739
                               ----------         --------       ----------       ----------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         677,096          229,212          637,766          349,323         1,514,909         138,429
                               ----------         --------       ----------       ----------        ----------        --------
UNIT TRANSACTIONS:
  Purchases..............         459,951          153,757          390,306          331,310         1,235,607         129,467
  Net transfers..........         630,943          319,201          349,150          738,777         1,205,325         230,010
  Surrenders for benefit
   payments and fees.....         (73,420)         (17,054)         (83,155)        (470,326)         (501,358)         (2,148)
  Net annuity
   transactions..........        --                --               --              --                 --               16,649
                               ----------         --------       ----------       ----------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,017,474          455,904          656,301          599,761         1,939,574         373,978
                               ----------         --------       ----------       ----------        ----------        --------
  Net increase (decrease)
   in net assets.........       1,694,570          685,116        1,294,067          949,084         3,454,483         512,407
NET ASSETS:
  Beginning of year......       1,440,826          300,206        1,483,909        1,656,858         5,546,499          76,399
                               ----------         --------       ----------       ----------        ----------        --------
  End of year............      $3,135,396         $985,322       $2,777,976       $2,605,942        $9,000,982        $588,806
                               ==========         ========       ==========       ==========        ==========        ========


                              TEMPLETON
                               GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $    2,300
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         6,038
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       455,388
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       463,726
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       477,285
  Net transfers..........       467,346
  Surrenders for benefit
   payments and fees.....       (81,722)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       862,909
                             ----------
  Net increase (decrease)
   in net assets.........     1,326,635
NET ASSETS:
  Beginning of year......       871,680
                             ----------
  End of year............    $2,198,315
                             ==========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................    $ (6,291)      $ (6,242)      $(11,539)
  Capital gains income...      --             --             --
  Net realized gain
   (loss) on security
   transactions..........     (17,504)       (20,096)       (15,112)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     150,745        136,258        187,642
                             --------       --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     126,950        109,920        160,991
                             --------       --------       --------
UNIT TRANSACTIONS:
  Purchases..............      23,150         65,534         50,147
  Net transfers..........      17,385         (3,697)        71,177
  Surrenders for benefit
   payments and fees.....     (74,624)       (15,273)       (44,600)
  Net annuity
   transactions..........      --             --             --
                             --------       --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (34,089)        46,564         76,724
                             --------       --------       --------
  Net increase (decrease)
   in net assets.........      92,861        156,484        237,715
NET ASSETS:
  Beginning of year......     512,483        372,161        760,790
                             --------       --------       --------
  End of year............    $605,344       $528,645       $998,505
                             ========       ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________


                           MFS INVESTORS    MFS TOTAL        EQUITY AND       CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES        INCOME        FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ------------------  ------------  ------------  --------------  -----------
OPERATIONS:
  Net investment
   income................    $ (5,977)     $    14,592       $--             $  (212,246)   $  (8,246)      $ (4,755)     $ (2,806)
  Capital gains income...      --              --                    1           128,383       --            --             --
  Net realized gain
   (loss) on security
   transactions..........      (3,630)          (1,640)       --                  19,857       15,858        (19,390)          302
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     144,612        1,284,028              20           591,781      129,947        170,333        73,930
                             --------      -----------       ---------       -----------    ---------       --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     135,005        1,296,980              21           527,775      137,559        146,188        71,426
                             --------      -----------       ---------       -----------    ---------       --------      --------
UNIT TRANSACTIONS:
  Purchases..............     163,565        1,413,843             322         1,720,137      103,279         20,513        46,256
  Net transfers..........      82,719        2,612,418        --                 (85,759)     137,234         (8,380)      119,026
  Surrenders for benefit
   payments and fees.....     (16,813)        (562,481)       --              (2,595,696)    (142,680)        (7,735)       (5,072)
  Net annuity
   transactions..........      --              --             --                 --            --            --             --
                             --------      -----------       ---------       -----------    ---------       --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     229,471        3,463,780             322          (961,318)      97,833          4,398       160,210
                             --------      -----------       ---------       -----------    ---------       --------      --------
  Net increase (decrease)
   in net assets.........     364,476        4,760,760             343          (433,543)     235,392        150,586       231,636
NET ASSETS:
  Beginning of year......     505,596        6,786,094        --              16,342,625      490,392        304,102       102,331
                             --------      -----------       ---------       -----------    ---------       --------      --------
  End of year............    $870,072      $11,546,854       $     343       $15,909,082    $ 725,784       $454,688      $333,967
                             ========      ===========       =========       ===========    =========       ========      ========

(a)  From inception May 1, 2003 to December 31, 2003.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
OPERATIONS:
  Net investment
   income................  $  (21,991)   $  (47,508)   $  (244,720)
  Capital gains income...      --           --             --
  Net realized gain
   (loss) on security
   transactions..........     (22,631)     (108,343)    (5,805,484)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     370,235     1,362,458     10,655,055
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     325,613     1,206,607      4,604,851
                           ----------    ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     483,220       389,167        665,043
  Net transfers..........     461,443       223,859     (2,589,009)
  Surrenders for benefit
   payments and fees.....    (155,404)     (264,490)    (3,257,451)
  Net annuity
   transactions..........      --           --              (1,002)
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     789,259       348,536     (5,182,419)
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets.........   1,114,872     1,555,143       (577,568)
NET ASSETS:
  Beginning of year......   1,097,009     2,927,813     27,826,762
                           ----------    ----------    -----------
  End of year............  $2,211,881    $4,482,956    $27,249,194
                           ==========    ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________


                            BALANCED       CAPITAL      DEVELOPING
                             GROWTH     OPPORTUNITIES     GROWTH      FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  ------------  ------------------  ---------------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $   145,639   $  (46,193)   $   (61,654)      $  201,852        $   220,172     $   (76,340)  $  (48,757)
  Capital gains income...      --           --             --              --                 --               --            --
  Net realized gain
   (loss) on security
   transactions..........     (582,412)    (815,589)    (1,119,979)         (87,664)        (4,013,641)       (365,205)    (347,158)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......    2,545,521    2,032,469      2,796,767          484,678         12,754,243       2,975,233    1,311,433
                           -----------   ----------    -----------       ----------        -----------     -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,108,748    1,170,687      1,615,134          598,866          8,960,774       2,533,688      915,518
                           -----------   ----------    -----------       ----------        -----------     -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      145,487       47,100        169,798          141,722            644,491         153,739      139,486
  Net transfers..........      (71,508)     197,943        214,019          536,654           (885,121)       (241,699)     192,299
  Surrenders for benefit
   payments and fees.....   (2,619,736)    (288,532)      (676,669)        (708,933)        (4,575,930)       (940,727)    (607,227)
  Net annuity
   transactions..........      --           --              (1,601)        --                    3,053          (2,214)      --
                           -----------   ----------    -----------       ----------        -----------     -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,545,757)     (43,489)      (294,453)         (30,557)        (4,813,507)     (1,030,901)    (275,442)
                           -----------   ----------    -----------       ----------        -----------     -----------   ----------
  Net increase (decrease)
   in net assets.........     (437,009)   1,127,198      1,320,681          568,309          4,147,267       1,502,787      640,076
NET ASSETS:
  Beginning of year......   13,930,834    3,407,567      4,487,244        4,987,273         38,883,563       8,636,877    4,116,110
                           -----------   ----------    -----------       ----------        -----------     -----------   ----------
  End of year............  $13,493,825   $4,534,765    $ 5,807,925       $5,555,582        $43,030,830     $10,139,664   $4,756,186
                           ===========   ==========    ===========       ==========        ===========     ===========   ==========

(b) Formerly Morgan Stanley Select Dimensions Diversified Income Portfolio Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            MONEY MARKET     UTILITIES
                           SUB-ACCOUNT (C)  SUB-ACCOUNT
                           ---------------  ------------
OPERATIONS:
  Net investment
   income................    $  (109,826)   $    76,478
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........        (61,780)      (495,565)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        165,263      1,505,871
                             -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (6,343)     1,086,784
                             -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      1,483,255         90,167
  Net transfers..........     (3,413,070)      (459,705)
  Surrenders for benefit
   payments and fees.....     (5,371,799)      (744,791)
  Net annuity
   transactions..........        (17,795)       --
                             -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (7,319,409)    (1,114,329)
                             -----------    -----------
  Net increase (decrease)
   in net assets.........     (7,325,752)       (27,545)
NET ASSETS:
  Beginning of year......     20,169,324      6,479,315
                             -----------    -----------
  End of year............    $12,843,572    $ 6,451,770
                             ===========    ===========

(c) Effective October 31, 2003. Active International Allocation Sub-Account merged with Money Market Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________


                           VALUE-ADDED MARKET  GLOBAL FRANCHISE  ENTERPRISE   GROWTH AND INCOME      COMSTOCK      EMERGING GROWTH
                              SUB-ACCOUNT      SUB-ACCOUNT (A)   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (D)   SUB-ACCOUNT (D)
                           ------------------  ----------------  -----------  -----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................     $   (31,031)         $   (953)     $  (17,964)     $  (19,243)       $     (2,722)     $      (371)
  Capital gains income...         432,999               411          --            --                  --               --
  Net realized gain
   (loss) on security
   transactions..........        (302,890)              131        (329,645)         (2,451)                (26)               7
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       7,311,757            27,305         750,507         717,339              60,967            4,661
                              -----------          --------      ----------      ----------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       7,410,835            26,894         402,898         695,645              58,219            4,297
                              -----------          --------      ----------      ----------        ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............         710,224            56,503         127,093         795,669             386,544           20,740
  Net transfers..........       3,325,222           214,496        (208,471)      1,115,554             229,096           45,684
  Surrenders for benefit
   payments and fees.....      (2,651,701)           (2,518)       (237,804)       (248,944)             (2,435)             (41)
  Net annuity
   transactions..........        --                 --               --            --                  --               --
                              -----------          --------      ----------      ----------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,383,745           268,481        (319,182)      1,662,279             613,205           66,383
                              -----------          --------      ----------      ----------        ------------      -----------
  Net increase (decrease)
   in net assets.........       8,794,580           295,375          83,716       2,357,924             671,424           70,680
NET ASSETS:
  Beginning of year......      21,531,529           --            1,849,786       1,757,410            --               --
                              -----------          --------      ----------      ----------        ------------      -----------
  End of year............     $30,326,109          $295,375      $1,933,502      $4,115,334        $    671,424      $    70,680
                              ===========          ========      ==========      ==========        ============      ===========

(a)  From inception May 1, 2003 to December 31, 2003.
(d)  From inception April 30, 2003 to December 31, 2003.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual fund (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series. The Account also invests in the following sub-accounts of the Universal Institutional Funds, Inc. family: Equity and Income, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Technology, High Yield, and the U.S. Mid Cap Value. Additionally, the Account invests in the Morgan Stanley Select Dimension fund family: American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Equally-Weighted S&P 500, and the Small Company Growth Portfolio. Finally, the Account invests in the following sub-accounts of the Van Kampen family: Global Franchise, Enterprise, Growth and Income, Comstock, Emerging Growth, Aggressive Growth Portfolio, and the Government Portfolio.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.60% of

_____________________________________ SA-46 ____________________________________
      the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                                                    PURCHASES    PROCEEDS
FUND                                                                 AT COST    FROM SALES
----                                                               -----------  -----------
American Funds Global Growth Fund................................  $   661,671  $   316,636
American Funds Growth Fund.......................................    8,616,942    3,881,402
American Funds Growth-Income Fund................................    7,146,311    2,604,654
American Funds International Fund................................    2,570,615      342,298
American Funds Global Small Capitalization Fund..................    1,162,587      171,716
Franklin Small Cap Fund..........................................      938,326      541,232
Franklin Strategic Income Securities Fund........................    1,558,637      400,486
Mutual Shares Securities Fund....................................    4,174,874    2,077,821
Templeton Developing Markets Securities Fund.....................      674,415      140,042
Templeton Growth Securities Fund.................................      704,538      292,348
MFS Capital Opportunities Series.................................      390,167       54,231
MFS Emerging Growth Series.......................................       92,134       82,319
MFS Investors Growth Stock Series................................       82,740      285,297
MFS Investors Trust Series.......................................      123,668      134,160
MFS Total Return Series..........................................    3,841,272    2,090,007
Equity and Income................................................       47,696          356
Core Plus Fixed Income...........................................    3,338,234    3,779,858
Emerging Markets Debt............................................      281,307      120,942
Emerging Markets Equity..........................................      252,755       80,864
Technology.......................................................       10,501      141,662
High Yield.......................................................      664,797      566,271
U.S.Mid Cap Value................................................      923,091      838,331
American Opportunities...........................................      409,335    7,868,248
Balanced Growth..................................................      562,458    1,941,894
Capital Opportunities............................................    1,456,238    1,633,200
Developing Growth................................................      309,414    1,319,159
Flexible Income..................................................    4,354,660    2,419,924
Dividend Growth..................................................    1,203,486    9,779,459
Global Equity....................................................      364,998    2,100,903
Growth...........................................................      408,189    1,318,578
Money Market.....................................................    5,629,155    9,606,092
Utilities........................................................      282,168    1,362,550
Equally-Weighted S&P 500.........................................    5,134,582    6,818,182
Small Company Growth Portfolio...................................       81,782        3,573
Global Franchise.................................................      106,224       51,498
Enterprise.......................................................      211,666      291,450
Growth and Income................................................    1,915,470      510,449
Comstock.........................................................    1,376,695      142,877
Emerging Growth..................................................      130,314        8,173
Aggressive Growth Portfolio......................................       72,269          852
Government Portfolio.............................................      152,467        8,050
                                                                   -----------  -----------
                                                                   $62,418,848  $66,128,044
                                                                   ===========  ===========

_____________________________________ SA-48 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                     UNITS     UNITS            NET
FUND                                                                ISSUED    REDEEMED  INCREASE (DECREASE)
----                                                               ---------  --------  -------------------
American Funds Global Growth Fund................................     70,224   30,948             39,276
American Funds Growth Fund.......................................  1,013,070  413,119            599,951
American Funds Growth-Income Fund................................    640,617  212,402            428,215
American Funds International Fund................................    306,313   32,474            273,839
American Funds Global Small Capitalization Fund..................    108,491   14,176             94,315
Franklin Small Cap Fund..........................................    134,393   59,048             75,345
Franklin Strategic Income Securities Fund........................    121,176   26,331             94,845
Mutual Shares Securities Fund....................................    395,612  154,326            241,286
Templeton Developing Markets Securities Fund.....................     73,534   11,264             62,270
Templeton Growth Securities Fund.................................     61,558   22,855             38,703
MFS Capital Opportunities Series.................................     52,408    6,782             45,626
MFS Emerging Growth Series.......................................     17,476   15,488              1,988
MFS Investors Growth Stock Series................................     12,992   37,754            (24,762)
MFS Investors Trust Series.......................................     15,653   15,433                220
MFS Total Return Series..........................................    314,318  161,776            152,542
Equity and Income................................................      3,938        1              3,937
Core Plus Fixed Income...........................................    227,720  274,320            (46,600)
Emerging Markets Debt............................................     13,052    7,541              5,511
Emerging Markets Equity..........................................     23,416    7,010             16,406
Technology.......................................................      4,348   57,006            (52,658)
High Yield.......................................................     53,775   53,765                 10
U.S.Mid Cap Value................................................     74,003   62,403             11,600
American Opportunities...........................................     45,772  396,448           (350,676)
Balanced Growth..................................................     22,654  107,625            (84,971)
Capital Opportunities............................................    383,690  315,849             67,841
Developing Growth................................................     48,559   61,682            (13,123)
Flexible Income..................................................    358,316  188,973            169,343
Dividend Growth..................................................     50,096  434,823           (384,727)
Global Equity....................................................     39,451  141,587           (102,136)
Growth...........................................................     53,411  109,156            (55,745)
Money Market.....................................................    499,313  793,483           (294,170)
Utilities........................................................     39,043   80,641            (41,598)
Equally-Weighted S&P 500.........................................    385,289  295,453             89,836
Small Company Growth Portfolio...................................      7,765      315              7,450
Global Franchise.................................................      8,176    3,581              4,595
Enterprise.......................................................     31,465   41,845            (10,380)
Growth and Income................................................    156,816   35,773            121,043
Comstock.........................................................    105,570    8,968             96,602
Emerging Growth..................................................     11,097      480             10,617
Aggressive Growth Portfolio......................................      7,332    --                 7,332
Government Portfolio.............................................     15,249      755             14,494

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                                     UNITS      UNITS    NET INCREASE
FUND                                                                ISSUED    REDEEMED    (DECREASE)
----                                                               ---------  ---------  ------------
American Funds Global Growth Fund................................    119,376     45,638       73,738
American Funds Growth Fund.......................................  1,575,947    217,553    1,358,394
American Funds Growth-Income Fund................................    795,969    192,590      603,379
American Funds International Fund................................    211,398     51,662      159,736
American Funds Global Small Capitalization Fund..................    143,800      8,359      135,441
Franklin Small Cap Fund..........................................    159,037     57,050      101,987
Franklin Strategic Income Fund...................................    116,916     67,219       49,697
Mutual Shares Securities Fund....................................    435,728    257,424      178,304
Templeton Developing Markets Securities Fund.....................     81,502      1,898       79,604
Templeton Growth Securities Fund.................................    131,409     15,653      115,756
MFS Capital Opportunities Series.................................      9,091     16,076       (6,985)
MFS Emerging Growth Series.......................................     29,411     18,971       10,440
MFS Investors Growth Stock Series................................     33,327     20,234       13,093
MFS Investors Trust Series.......................................     42,169      7,443       34,726
MFS Total Return Series..........................................    478,043    155,042      323,001
Equity and Income................................................         30     --               30
Core Plus Fixed Income...........................................    521,681    594,487      (72,806)
Emerging Markets Debt............................................     21,324     15,718        5,606
Emerging Markets Equity..........................................     13,977      9,067        4,910
Technology.......................................................     83,105      9,168       73,937
High Yield.......................................................    115,124     27,512       87,612
U.S.Mid Cap Value................................................    107,079     80,556       26,523
American Opportunities...........................................    824,430    762,845       61,585
Balanced Growth..................................................    200,855    277,839      (76,984)
Capital Opportunities............................................    229,824    207,672       22,152
Developing Growth................................................    101,600     76,981       24,619
Flexible Income..................................................     99,224     90,670        8,554
Dividend Growth..................................................    387,372    467,904      (80,532)
Global Equity....................................................    105,565    120,191      (14,626)
Growth...........................................................    125,398     88,919       36,479
Money Market.....................................................    848,468  1,441,591     (593,123)
Utilities........................................................     43,569    106,809      (63,240)
Value-Added Market...............................................    575,392    325,612      249,780
Global Franchise.................................................     24,494        276       24,218
Enterprise.......................................................     37,200     90,521      (53,321)
Growth and Income................................................    201,235     45,152      156,083
Comstock.........................................................     54,620        827       53,793
Emerging Growth..................................................      5,981          1        5,980

_____________________________________ SA-50 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
AMERICAN FUNDS GLOBAL GROWTH FUND
2004  Lowest contract charges                      13,037    $ 1.244884     $    16,232      1.30%      0.44%      12.02%
      Highest contract charges                      4,780      8.172367          39,066      2.59%      0.56%      10.58%
      Remaining contract charges                  279,808       --            2,587,495      --        --          --
2003  Lowest contract charges                      13,039      1.111293          14,490      1.24%     --          33.53%
      Highest contract charges                      4,583     10.434278          47,823      1.43%     --          29.34%
      Remaining contract charges                  240,727       --            1,941,944      --        --          --
2002  Lowest contract charges                      26,605      7.963333         211,866      1.40%      0.91%     (15.83)%
      Highest contract charges                     25,142      5.602521         140,857      1.82%     --         (16.21)%
      Remaining contract charges                  132,866       --              749,999      --        --          --
2001  Lowest contract charges                      23,340      9.460575         220,811      0.90%     --         (12.58)%
      Highest contract charges                    121,336      6.712798         814,503      1.48%      0.88%     (15.50)%
      Remaining contract charges                   --           --              --           --        --          --
AMERICAN FUNDS GROWTH FUND
2004  Lowest contract charges                     178,363      1.117260         199,279      1.29%      0.25%      11.04%
      Highest contract charges                     23,616      7.819403         184,664      2.57%      0.31%       9.61%
      Remaining contract charges                2,973,353       --           27,028,232      --        --          --
2003  Lowest contract charges                     103,201      1.006145         103,835      1.28%      0.55%      35.04%
      Highest contract charges                      1,633      7.133854          11,653      1.58%      0.31%      24.34%
      Remaining contract charges                2,470,547       --           19,719,704      --        --          --
2002  Lowest contract charges                     198,250      7.753191       1,537,069      1.40%      0.03%     (25.51)%
      Highest contract charges                    179,378      5.347177         959,165      1.81%      0.17%     (25.84)%
      Remaining contract charges                  839,360       --            4,522,071      --        --          --
2001  Lowest contract charges                     133,234     10.407808       1,386,669      0.90%      0.03%     (14.92)%
      Highest contract charges                    485,092      7.239419       3,511,787      1.47%      0.51%     (19.37)%
      Remaining contract charges                   --           --              --           --        --          --
AMERICAN FUNDS GROWTH-INCOME FUND
2004  Lowest contract charges                     328,740     11.817193       3,884,782      1.40%      0.93%       8.84%
      Highest contract charges                      5,094     11.698456          59,597      2.59%      1.23%       7.54%
      Remaining contract charges                1,658,622       --           19,653,548      --        --          --
2003  Lowest contract charges                     279,723     10.857374       3,037,059      1.40%      1.21%      30.59%
      Highest contract charges                      1,086     10.878053          11,813      1.58%      2.50%      24.33%
      Remaining contract charges                1,283,434       --           14,099,748      --        --          --
2002  Lowest contract charges                     224,186      8.314302       1,863,952      1.40%      1.36%     (19.48)%
      Highest contract charges                    112,424      8.423390         946,990      1.81%      5.42%     (19.84)%
      Remaining contract charges                  624,254       --            5,297,955      --        --          --
2001  Lowest contract charges                      93,767     10.325741         968,217      0.90%      0.36%      (3.43)%
      Highest contract charges                    323,863     10.550591       3,416,951      1.46%      1.82%       1.03%
      Remaining contract charges                   --           --              --           --        --          --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
AMERICAN FUNDS INTERNATIONAL FUND
2004  Lowest contract charges                      39,749    $ 1.268031     $    50,407      1.28%      2.64%      17.78%
      Highest contract charges                      6,911      7.870167          54,392      2.51%      5.67%      16.26%
      Remaining contract charges                  662,992       --            6,034,159      --        --          --
2003  Lowest contract charges                      25,692      9.940938         255,398      1.39%      2.43%      32.98%
      Highest contract charges                        856      9.764532           8,358      1.40%      4.98%      34.26%
      Remaining contract charges                  409,265       --            2,871,640      --        --          --
2002  Lowest contract charges                       4,359      7.475572          32,586      1.40%      1.79%     (16.03)%
      Highest contract charges                     26,643      5.147737         137,153      1.77%      5.92%     (16.41)%
      Remaining contract charges                  245,074       --            1,271,087      --        --          --
2001  Lowest contract charges                       2,041      8.902426          18,170      0.86%      0.53%     (16.49)%
      Highest contract charges                    196,495      6.182681       1,214,865      1.48%      0.92%     (21.08)%
      Remaining contract charges                   --           --              --           --        --          --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
2004  Lowest contract charges                      91,929      1.361722         125,182      1.30%     --          19.32%
      Highest contract charges                      1,285      9.883142          12,698      2.56%     --          17.78%
      Remaining contract charges                  188,207       --            2,174,827      --        --          --
2003  Lowest contract charges                      91,929      1.141236         104,913      1.28%     --          51.55%
      Highest contract charges                      7,682     11.602372          89,133      1.90%     --          50.57%
      Remaining contract charges                   87,496       --              791,276      --        --          --
2002  Lowest contract charges                       4,103      7.782819          31,936      1.39%      0.96%     (20.18)%
      Highest contract charges                      7,366      5.604562          41,286      1.83%     --         (20.54)%
      Remaining contract charges                   40,197       --              226,984      --        --          --
2001  Lowest contract charges                      22,071      7.081451         156,295      1.48%      0.93%     (14.15)%
      Highest contract charges                     --           --              --           --        --          --
      Remaining contract charges                   --           --              --           --        --          --
FRANKLIN SMALL CAP FUND
2004  Lowest contract charges                      26,024      1.068933          27,818      1.23%     --          10.04%
      Highest contract charges                      6,267      6.809347          42,673      2.58%     --           8.61%
      Remaining contract charges                  432,054       --            3,459,462      --        --          --
2003  Lowest contract charges                      47,047     11.135937         523,912      1.40%     --          35.34%
      Highest contract charges                        744      6.269322           4,664      1.58%     --          30.99%
      Remaining contract charges                  341,209       --            2,249,400      --        --          --
2002  Lowest contract charges                      37,515      8.228175         308,679      1.40%      0.27%     (29.68)%
      Highest contract charges                     64,424      4.684158         301,774      1.80%     --         (29.99)%
      Remaining contract charges                  185,074       --              873,456      --        --          --
2001  Lowest contract charges                      18,569     11.700482         217,265      0.90%      0.10%      (7.17)%
      Highest contract charges                    118,783      6.717858         797,970      1.47%      0.35%     (16.51)%
      Remaining contract charges                   --           --              --           --        --          --

_____________________________________ SA-52 ____________________________________

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
2004  Lowest contract charges                      13,279    $ 1.325500     $    17,602      1.30%      3.67%       8.59%
      Highest contract charges                        159     13.508186           2,152      2.54%     --           7.19%
      Remaining contract charges                  281,958       --            3,967,706      --        --          --
2003  Lowest contract charges                      54,976     13.368091         734,920      1.40%      2.39%      18.68%
      Highest contract charges                        726     12.618912           9,164      1.48%     --           8.80%
      Remaining contract charges                  144,849       --            1,861,858      --        --          --
2002  Lowest contract charges                      57,625     11.263607         649,068      1.39%      0.03%       3.66%
      Highest contract charges                      9,474     10.737060         101,722      1.80%     --           3.19%
      Remaining contract charges                   83,757       --              906,068      --        --          --
2001  Lowest contract charges                       9,709     10.866369         105,504      0.92%      5.68%       1.08%
      Highest contract charges                     45,486     10.446779         475,182      1.47%      6.15%       2.95%
      Remaining contract charges                   --           --              --           --        --          --
MUTUAL SHARES SECURITIES FUND
2004  Lowest contract charges                      70,371      1.173480          82,579      1.23%     --          11.18%
      Highest contract charges                        971     13.223137          12,843      2.58%     --           9.74%
      Remaining contract charges                  904,104       --           12,234,364      --        --          --
2003  Lowest contract charges                     189,249     12.392633       2,345,296      1.40%      1.05%      23.41%
      Highest contract charges                      1,862     12.065535          22,470      1.49%     --          19.40%
      Remaining contract charges                  543,049       --            6,633,216      --        --          --
2002  Lowest contract charges                     216,952     10.041893       2,178,610      1.40%      1.31%     (13.04)%
      Highest contract charges                     45,010      9.873096         444,389      1.80%     --         (13.43)%
      Remaining contract charges                  293,894       --            2,923,500      --        --          --
2001  Lowest contract charges                      81,153     11.547491         937,115      0.91%      0.06%      (1.70)%
      Highest contract charges                    107,195     11.450346       1,227,420      1.45%      0.99%       5.45%
      Remaining contract charges                   --           --              --           --        --          --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
2004  Lowest contract charges                      57,958      1.677055          97,200      1.29%      1.79%      23.22%
      Highest contract charges                         92     13.265566           1,223      2.58%     --          21.63%
      Remaining contract charges                   94,391       --            1,255,893      --        --          --
2003  Lowest contract charges                      40,770      1.360999          55,488      1.28%     --          51.76%
      Highest contract charges                        302     10.920992           3,301      1.50%     --          44.39%
      Remaining contract charges                   49,099       --              530,017      --        --          --
2002  Lowest contract charges                       2,094      6.913177          14,478      1.40%      7.30%      (1.35)%
      Highest contract charges                      3,241      7.274506          23,573      1.77%     --          (1.80)%
      Remaining contract charges                    5,232       --               38,348      --        --          --
2001  Lowest contract charges                       1,959      7.437357          14,570      1.49%      0.65%      (9.45)%
      Highest contract charges                     --           --              --           --        --          --
      Remaining contract charges                   --           --              --           --        --          --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
TEMPLETON GROWTH SECURITIES FUND
2004  Lowest contract charges                      14,200    $ 1.166563     $    16,566      1.30%      1.17%      14.53%
      Highest contract charges                      1,379     11.523966          15,886      2.58%     --          13.05%
      Remaining contract charges                  247,336       --            2,937,936      --        --          --
2003  Lowest contract charges                      14,201      1.018575          14,464      1.24%     --          30.43%
      Highest contract charges                      1,665     10.207451          16,995      1.49%     --          30.31%
      Remaining contract charges                  208,346       --            2,166,856      --        --          --
2002  Lowest contract charges                      24,764      8.311222         205,822      1.40%      2.21%     (19.62)%
      Highest contract charges                     19,976      7.910934         158,025      1.79%     --         (19.99)%
      Remaining contract charges                   63,714       --              507,833      --        --          --
2001  Lowest contract charges                      15,100     10.340363         156,143      0.89%     --          (2.87)%
      Highest contract charges                     19,493      9.926456         193,501      1.47%      1.85%      (2.78)%
      Remaining contract charges                   --           --              --           --        --          --
MFS CAPITAL OPPORTUNITIES SERIES
2004  Lowest contract charges                      49,553      8.459697         419,205      1.39%      0.11%      10.90%
      Highest contract charges                     18,589      6.230456         115,817      1.85%      0.36%      10.40%
      Remaining contract charges                   82,266       --              520,049      --        --          --
2003  Lowest contract charges                       4,488      7.628186          34,236      1.40%      0.23%      25.62%
      Highest contract charges                     18,591      5.643391         104,918      1.85%      0.23%      25.06%
      Remaining contract charges                   81,703       --              466,190      --        --          --
2002  Lowest contract charges                       3,183      6.072506          19,330      1.40%      0.04%     (30.67)%
      Highest contract charges                     16,381      4.512723          73,924      1.83%     --         (30.98)%
      Remaining contract charges                   92,204       --              419,229      --        --          --
2001  Lowest contract charges                       1,212      8.758679          10,619      0.91%     --         (19.51)%
      Highest contract charges                    104,716      6.564618         687,420      1.47%      0.01%     (24.62)%
      Remaining contract charges                   --           --              --           --        --          --
MFS EMERGING GROWTH SERIES
2004  Lowest contract charges                       3,249      7.491736          24,345      1.40%     --          11.39%
      Highest contract charges                      8,924      4.816813          42,986      2.39%     --          10.28%
      Remaining contract charges                  105,806       --              537,235      --        --          --
2003  Lowest contract charges                       2,362      6.725746          15,884      1.40%     --          28.42%
      Highest contract charges                      1,995      6.622651          13,213      1.87%     --          27.72%
      Remaining contract charges                  111,634       --              499,548      --        --          --
2002  Lowest contract charges                       1,909      5.237359          10,000      1.40%     --         (34.68)%
      Highest contract charges                      9,438      3.470593          32,757      1.78%     --         (34.98)%
      Remaining contract charges                   94,202       --              329,404      --        --          --
2001  Lowest contract charges                         639      8.018392           5,125      0.86%     --         (18.33)%
      Highest contract charges                    112,132      5.358960         600,911      1.48%     --         (34.48)%
      Remaining contract charges                   --           --              --           --        --          --

_____________________________________ SA-54 ____________________________________

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
MFS INVESTORS GROWTH STOCK SERIES
2004  Lowest contract charges                      27,268    $ 7.762533     $   211,663      1.40%     --           7.67%
      Highest contract charges                      1,600      5.878665           9,405      2.37%     --           6.60%
      Remaining contract charges                  103,992       --              650,706      --        --          --
2003  Lowest contract charges                      58,552      7.209750         422,146      1.40%     --          21.31%
      Highest contract charges                        150      7.081801           1,059      1.42%     --          14.47%
      Remaining contract charges                   98,920       --              575,300      --        --          --
2002  Lowest contract charges                      61,599      5.943046         366,084      1.40%     --         (28.54)%
      Highest contract charges                     11,405      4.728771          53,933      1.81%     --         (28.87)%
      Remaining contract charges                   71,524       --              340,773      --        --          --
2001  Lowest contract charges                      55,528      8.316955         461,827      0.89%     --         (14.27)%
      Highest contract charges                     71,259      6.674239         475,603      1.47%      0.09%     (25.27)%
      Remaining contract charges                   --           --              --           --        --          --
MFS INVESTORS TRUST SERIES
2004  Lowest contract charges                       9,566      8.380645          80,172      1.40%      0.68%       9.81%
      Highest contract charges                      1,453      8.156435          11,852      2.58%     --           8.50%
      Remaining contract charges                  103,690       --              860,826      --        --          --
2003  Lowest contract charges                      13,504      7.632109         103,065      1.39%      0.57%      20.45%
      Highest contract charges                        144      7.496658           1,082      1.42%     --          16.37%
      Remaining contract charges                  100,841       --              765,925      --        --          --
2002  Lowest contract charges                       7,546      6.336303          47,812      1.36%     --         (22.06)%
      Highest contract charges                     30,050      6.311147         189,649      1.78%     --         (22.41)%
      Remaining contract charges                   42,168       --              268,135      --        --          --
2001  Lowest contract charges                      39,874      8.167013         325,650      1.46%      0.32%     (17.21)%
      Highest contract charges                     --           --              --           --        --          --
      Remaining contract charges                   --           --              --           --        --          --
MFS TOTAL RETURN SERIES
2004  Lowest contract charges                     238,908     12.917678       3,086,138      1.40%      1.73%       9.77%
      Highest contract charges                      4,079     12.557976          51,226      2.57%      1.29%       8.47%
      Remaining contract charges                  893,207       --           11,376,568      --        --          --
2003  Lowest contract charges                     230,841     11.767538       2,716,435      1.40%      1.63%      14.71%
      Highest contract charges                      1,000     11.577974          11,576      1.58%     --          11.85%
      Remaining contract charges                  751,811       --            8,818,843      --        --          --
2002  Lowest contract charges                     166,620     10.258859       1,709,333      1.40%      2.15%      (6.49)%
      Highest contract charges                     46,976     10.206689         479,472      1.80%     --          (6.91)%
      Remaining contract charges                  447,054       --            4,597,289      --        --          --
2001  Lowest contract charges                     104,685     10.970528       1,148,450      0.91%     --          (2.04)%
      Highest contract charges                    213,162     11.007917       2,346,472      1.45%      1.04%      (1.25)%
      Remaining contract charges                   --           --              --           --        --          --
EQUITY AND INCOME
2004  Lowest contract charges                       1,481     12.750251          18,888      1.48%     --           9.86%
      Highest contract charges                        122     12.644405           1,544      1.95%     --           9.31%
      Remaining contract charges                    2,364       --               29,980      --        --          --
2003  Lowest contract charges                          30     11.571353             343      1.34%      1.76%      15.71%
      Highest contract charges                     --           --              --           --        --          --
      Remaining contract charges                   --           --              --           --        --          --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
CORE PLUS FIXED INCOME
2004  Lowest contract charges                      18,644    $ 1.130940     $    21,084      1.29%      4.26%       3.02%
      Highest contract charges                     13,210     12.828577         169,470      2.55%      2.41%       1.69%
      Remaining contract charges                1,169,257       --           15,321,412      --        --          --
2003  Lowest contract charges                       2,838      1.097784           3,115      1.29%     --           3.29%
      Highest contract charges                      1,247     12.698069          15,839      1.49%     --           0.89%
      Remaining contract charges                1,243,626       --           15,890,128      --        --          --
2002  Lowest contract charges                     757,943     12.579042       9,534,199      1.39%      5.35%       5.84%
      Highest contract charges                     38,354     12.427436         476,639      1.78%     23.52%       5.36%
      Remaining contract charges                  524,219       --            6,331,787      --        --          --
2001  Lowest contract charges                     342,769     11.885531       4,073,992      1.36%      7.80%       7.80%
      Highest contract charges                      9,073     11.816946         107,219      1.61%      4.71%       7.53%
      Remaining contract charges                  131,711       --            1,504,025      --        --          --
EMERGING MARKETS DEBT
2004  Lowest contract charges                      22,170     15.142234         335,696      1.40%      6.88%       8.53%
      Highest contract charges                        649     18.085485          11,742      2.38%      8.25%       7.45%
      Remaining contract charges                   31,725       --              535,933      --        --          --
2003  Lowest contract charges                      26,169     13.951766         365,104      1.40%     --          26.09%
      Highest contract charges                        218     16.932756           3,683      1.47%     --          12.72%
      Remaining contract charges                   22,646       --              356,997      --        --          --
2002  Lowest contract charges                      30,899     11.065073         341,897      1.40%      6.52%       7.70%
      Highest contract charges                      1,126     13.561441          15,271      1.62%     36.09%       7.22%
      Remaining contract charges                   11,402       --              133,224      --        --          --
2001  Lowest contract charges                      33,563     10.273568         344,815      1.38%     10.65%       8.57%
      Highest contract charges                      1,304     10.232612          13,345      1.53%      9.11%       8.41%
      Remaining contract charges                    5,727       --               62,660      --        --          --
EMERGING MARKETS EQUITY
2004  Lowest contract charges                       4,818      1.443391           6,955      1.30%      0.66%      21.53%
      Highest contract charges                        141     12.326618           1,742      2.58%      1.07%      19.96%
      Remaining contract charges                   62,142       --              751,277      --        --          --
2003  Lowest contract charges                       4,818      1.187725           5,722      1.28%     --          47.74%
      Highest contract charges                      2,460     10.311851          25,367      2.09%     --          45.90%
      Remaining contract charges                   43,417       --              423,599      --        --          --
2002  Lowest contract charges                      26,730      7.163268         191,474      1.40%     --         (10.17)%
      Highest contract charges                      4,466      7.076842          31,607      1.82%     --         (10.57)%
      Remaining contract charges                   14,591       --               81,021      --        --          --
2001  Lowest contract charges                      23,234      7.973825         185,265      1.39%     --          (7.79)%
      Highest contract charges                        387      7.927764           3,068      1.62%     --          (8.02)%
      Remaining contract charges                   14,600       --               89,645      --        --          --

_____________________________________ SA-56 ____________________________________

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
TECHNOLOGY
2004  Lowest contract charges                       3,350    $ 2.437206     $     8,166      1.41%     --          (3.01)%
      Highest contract charges                      1,189      2.382817           2,833      2.08%     --          (3.69)%
      Remaining contract charges                   76,165       --              184,301      --        --          --
2003  Lowest contract charges                      53,294      2.512880         133,922      1.39%     --          45.72%
      Highest contract charges                     23,465      2.479745          58,187      1.84%     --          45.07%
      Remaining contract charges                   56,603       --              141,858      --        --          --
2002  Lowest contract charges                       8,348      1.724465          14,395      1.38%     --         (49.68)%
      Highest contract charges                     51,078      1.721579          87,936      1.50%     --         (49.73)%
      Remaining contract charges                   --           --              --           --        --          --
2001  Lowest contract charges                         115      3.426897             395      0.33%     --         (26.91)%
      Highest contract charges                     33,766      3.424592         115,635      1.46%     --         (49.60)%
      Remaining contract charges                   --           --              --           --        --          --
HIGH YIELD
2004  Lowest contract charges                      84,772     10.727163         909,364      1.40%      6.00%       7.96%
      Highest contract charges                      1,769     10.286162          18,193      2.58%      7.70%       6.68%
      Remaining contract charges                  139,399       --            1,454,327      --        --          --
2003  Lowest contract charges                      98,201      9.935899         975,717      1.40%     --          23.96%
      Highest contract charges                        377      9.707303           3,663      1.48%     --          10.68%
      Remaining contract charges                  127,351       --            1,232,501      --        --          --
2002  Lowest contract charges                      90,568      8.015207         725,919      1.40%      8.88%      (8.56)%
      Highest contract charges                      1,199      7.907875           9,484      1.73%     79.35%      (8.97)%
      Remaining contract charges                   46,551       --              361,606      --        --          --
2001  Lowest contract charges                     111,113      8.765503         973,962      1.38%      9.63%      (5.80)%
      Highest contract charges                      8,102      8.703150          70,517      1.62%     13.20%      (6.04)%
      Remaining contract charges                   46,457       --              393,597      --        --          --
U.S. MID CAP VALUE
2004  Lowest contract charges                     136,454     13.981589       1,907,850      1.40%      0.02%      13.00%
      Highest contract charges                      2,888     14.846750          42,874      2.58%      0.03%      11.65%
      Remaining contract charges                  260,350       --            3,278,228      --        --          --
2003  Lowest contract charges                     161,815     12.373105       2,002,156      1.40%     --          39.54%
      Highest contract charges                        488     13.386714           6,539      1.48%     --          33.41%
      Remaining contract charges                  225,789       --            2,474,261      --        --          --
2002  Lowest contract charges                     196,114      8.866874       1,738,922      1.40%     --         (29.02)%
      Highest contract charges                      9,135      9.687644          88,492      1.79%     --         (29.34)%
      Remaining contract charges                  156,320       --            1,100,399      --        --          --
2001  Lowest contract charges                     237,188     12.492717       2,963,123      1.38%      0.11%      (4.50)%
      Highest contract charges                      5,848     13.736052          80,327      1.61%      0.09%      (4.74)%
      Remaining contract charges                   63,988       --              629,838      --        --          --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
AMERICAN OPPORTUNITIES
2004  Lowest contract charges                     306,404    $ 0.983629     $   301,389      1.30%      0.36%       6.90%
      Highest contract charges                      2,599      6.227146          16,185      2.39%      0.11%       5.40%
      Remaining contract charges                1,212,281       --           21,047,470      --        --          --
2003  Lowest contract charges                     298,056      0.920177         274,264      1.29%     --          19.01%
      Highest contract charges                      8,240      5.911953          48,715      1.44%     --          17.02%
      Remaining contract charges                1,565,664       --           26,926,215      --        --          --
2002  Lowest contract charges                   1,235,619     20.043458      24,766,076      1.40%      0.69%     (22.65)%
      Highest contract charges                     50,598      5.031262         254,571      1.82%     --         (23.17)%
      Remaining contract charges                  524,158       --            2,806,115      --        --          --
2001  Lowest contract charges                   1,678,773     25.913246      43,502,463      1.39%      0.25%     (30.45)%
      Highest contract charges                     47,114     11.155418         525,576      1.63%      0.28%     (30.63)%
      Remaining contract charges                  477,312       --            3,138,037      --        --          --
BALANCED GROWTH
2004  Lowest contract charges                     104,168      1.113625         116,002      1.30%      2.31%       9.50%
      Highest contract charges                      1,232     11.924222          14,691      2.15%      2.06%       8.33%
      Remaining contract charges                  671,814       --           13,017,016      --        --          --
2003  Lowest contract charges                     104,166      1.017026         105,939      1.29%      3.14%      18.29%
      Highest contract charges                      1,259     11.007388          13,856      1.44%      1.92%      15.79%
      Remaining contract charges                  756,760       --           13,374,030      --        --          --
2002  Lowest contract charges                      29,205      0.859773          25,109      0.97%      3.42%     (14.02)%
      Highest contract charges                     13,469      9.425776         126,953      1.79%      4.41%     (13.28)%
      Remaining contract charges                  896,495       --           13,778,772      --        --          --
2001  Lowest contract charges                     776,471     19.082940      14,817,355      1.38%      2.91%      (0.20)%
      Highest contract charges                     19,262     11.453669         220,621      1.62%      3.40%      (0.45)%
      Remaining contract charges                  144,929       --            1,585,676      --        --          --
CAPITAL OPPORTUNITIES
2004  Lowest contract charges                       5,696      0.994021           5,664      1.27%     --          21.01%
      Highest contract charges                        521      3.530842           1,841      2.59%     --          19.27%
      Remaining contract charges                  949,695       --            5,366,990      --        --          --
2003  Lowest contract charges                     376,405      7.822737       2,944,514      1.40%     --          39.67%
      Highest contract charges                     12,610      2.979113          37,568      1.17%     --          28.54%
      Remaining contract charges                  499,056       --            1,552,683      --        --          --
2002  Lowest contract charges                     423,030      5.600855       2,369,328      1.41%     --         (44.60)%
      Highest contract charges                     22,780      2.146989          48,909      1.80%     --         (45.03)%
      Remaining contract charges                  420,110       --              989,330      --        --          --
2001  Lowest contract charges                     806,235     10.110585       8,151,505      1.39%     --         (37.28)%
      Highest contract charges                     30,512      8.837355         269,644      1.64%     --         (37.43)%
      Remaining contract charges                  490,389       --            1,927,640      --        --          --

_____________________________________ SA-58 ____________________________________

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
DEVELOPING GROWTH
2004  Lowest contract charges                      30,705    $ 1.250444     $    38,397      1.30%     --          20.73%
      Highest contract charges                        152      7.285686           1,109      2.61%     --          18.82%
      Remaining contract charges                  318,391       --            5,916,226      --        --          --
2003  Lowest contract charges                      13,786      1.035726          14,279      1.29%     --          39.58%
      Highest contract charges                      4,535      6.144071          27,866      1.44%     --          28.73%
      Remaining contract charges                  344,050       --            5,765,780      --        --          --
2002  Lowest contract charges                       3,555      0.742048           2,638      0.97%     --         (25.80)%
      Highest contract charges                      1,146      4.454069           5,107      1.82%     --         (29.29)%
      Remaining contract charges                  333,050       --            4,479,499      --        --          --
2001  Lowest contract charges                     371,623     21.906440       8,140,931      1.39%      1.05%     (26.53)%
      Highest contract charges                     15,563     11.627062         180,953      1.63%      1.11%     (26.71)%
      Remaining contract charges                   65,251       --              419,684      --        --          --
FLEXIBLE INCOME
2004  Lowest contract charges                      16,611      1.285868          21,359      1.30%      8.96%       5.62%
      Highest contract charges                      1,814     10.852128          19,683      2.59%      9.44%       3.88%
      Remaining contract charges                  599,234       --            7,396,898      --        --          --
2003  Lowest contract charges                       2,324      1.217480           2,829      1.28%      5.84%      12.08%
      Highest contract charges                        652     10.446908           6,807      1.59%      3.85%       6.24%
      Remaining contract charges                  445,340       --            5,545,946      --        --          --
2002  Lowest contract charges                     385,784     11.593850       4,472,726      1.40%      4.93%       7.16%
      Highest contract charges                      5,284      9.468153          50,033      1.78%      6.52%       6.60%
      Remaining contract charges                   48,692       --              464,514      --        --          --
2001  Lowest contract charges                     443,140     10.819035       4,794,347      1.38%      6.84%      (5.40)%
      Highest contract charges                     10,341      8.519618          88,100      1.64%      6.20%      (5.63)%
      Remaining contract charges                   29,754       --              266,812      --        --          --
DIVIDEND GROWTH
2004  Lowest contract charges                     127,169      1.041591         132,458      1.30%      1.60%       6.89%
      Highest contract charges                        832     10.958814           9,117      2.37%      3.13%       5.47%
      Remaining contract charges                1,596,811       --           36,647,893      --        --          --
2003  Lowest contract charges                     125,937      0.974474         122,723      1.29%      2.18%      26.09%
      Highest contract charges                      7,937     10.426884          82,759      1.29%      1.24%      21.61%
      Remaining contract charges                1,975,665       --           42,825,348      --        --          --
2002  Lowest contract charges                      34,252      0.772873          26,472      0.98%      1.92%     (22.71)%
      Highest contract charges                     10,134      8.346833          84,584      1.80%      3.60%     (19.65)%
      Remaining contract charges                2,145,686       --           38,772,507      --        --          --
2001  Lowest contract charges                   2,620,202     23.859677      62,517,182      1.38%      1.77%      (6.76)%
      Highest contract charges                     30,103     10.362463         311,943      1.63%      1.77%      (6.99)%
      Remaining contract charges                  232,544       --            2,425,364      --        --          --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
GLOBAL EQUITY
2004  Lowest contract charges                      94,315    $ 1.125673     $   106,169      1.30%      0.24%       6.77%
      Highest contract charges                        362      8.243688           2,982      2.18%     --           5.44%
      Remaining contract charges                  569,788       --            8,978,583      --        --          --
2003  Lowest contract charges                     105,930      1.054284         111,680      1.29%      0.38%      32.98%
      Highest contract charges                      3,521      7.845732          27,627      1.29%     --          27.38%
      Remaining contract charges                  657,150       --           10,000,357      --        --          --
2002  Lowest contract charges                      56,041      0.792836          44,431      0.97%     --         (20.72)%
      Highest contract charges                        374      5.960107           2,227      1.74%     --         (19.08)%
      Remaining contract charges                  724,813       --            8,590,219      --        --          --
2001  Lowest contract charges                     907,359     14.941594      13,557,387      1.39%      0.71%     (18.37)%
      Highest contract charges                     16,940     10.412601         176,391      1.64%      0.79%     (18.58)%
      Remaining contract charges                   26,239       --              198,672      --        --          --
GROWTH
2004  Lowest contract charges                       9,176      0.977539           8,970      1.30%      0.21%       6.25%
      Highest contract charges                      4,574      6.104294          27,920      1.95%     --           4.63%
      Remaining contract charges                  326,924       --            4,081,409      --        --          --
2003  Lowest contract charges                       9,176      0.920058           8,443      1.28%     --          25.27%
      Highest contract charges                        218      5.860878           1,278      1.91%     --          24.07%
      Remaining contract charges                  387,025       --            4,746,465      --        --          --
2002  Lowest contract charges                     283,805     13.164783       3,736,236      1.41%     --         (28.85)%
      Highest contract charges                      4,619      7.618954          35,188      1.66%     --         (29.03)%
      Remaining contract charges                   71,517       --              344,686      --        --          --
2001  Lowest contract charges                     507,915     18.502265       9,397,569      1.39%     --         (16.41)%
      Highest contract charges                      7,201     10.734813          77,301      1.63%     --         (16.62)%
      Remaining contract charges                  146,876       --              992,171      --        --          --
MONEY MARKET
2004  Lowest contract charges                      23,538      0.988854          23,275      1.29%      1.45%      (0.44)%
      Highest contract charges                      1,419      9.867901          13,999      2.54%      1.07%      (1.97)%
      Remaining contract charges                  761,387       --            8,829,364      --        --          --
2003  Lowest contract charges                     678,970     12.866023       8,735,641      1.40%      0.66%      (0.75)%
      Highest contract charges                      1,326     10.080023          13,365      1.49%      0.18%      (1.28)%
      Remaining contract charges                  400,218       --            4,094,566      --        --          --
2002  Lowest contract charges                   1,195,288     12.963377      15,494,964      1.40%      1.34%      (0.07)%
      Highest contract charges                     12,395     10.282043         127,446      1.75%      0.79%      (0.76)%
      Remaining contract charges                  398,503       --            4,137,579      --        --          --
2001  Lowest contract charges                   2,003,523     12.972049      25,989,799      1.38%      3.49%       2.40%
      Highest contract charges                     16,307     11.119958         181,337      1.64%      3.66%       2.15%
      Remaining contract charges                  466,825       --            4,858,342      --        --          --

_____________________________________ SA-60 ____________________________________

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
UTILITIES
2004  Lowest contract charges                      27,527    $ 1.173772     $    32,310      1.27%      2.92%      22.83%
      Highest contract charges                      1,766      7.473436          13,196      2.15%      1.99%      21.51%
      Remaining contract charges                  381,649       --            6,589,087      --        --          --
2003  Lowest contract charges                       3,754      0.955583           3,588      1.26%      2.61%      18.92%
      Highest contract charges                      1,804      6.150422          11,096      1.44%      2.00%      14.46%
      Remaining contract charges                  446,982       --            6,437,087      --        --          --
2002  Lowest contract charges                     345,128     16.122923       5,564,473      1.40%      3.16%     (21.48)%
      Highest contract charges                      4,285      5.236564          22,440      1.73%     11.09%     (22.04)%
      Remaining contract charges                  166,367       --              892,402      --        --          --
2001  Lowest contract charges                     506,208     20.532656      10,393,805      1.39%      2.14%     (26.55)%
      Highest contract charges                      2,790     11.256954          31,401      1.63%      2.15%     (26.73)%
      Remaining contract charges                  234,717       --            1,588,958      --        --          --
EQUALLY-WEIGHTED S&P 500
2004  Lowest contract charges                     104,751      1.235637         129,433      1.30%      0.82%      15.14%
      Highest contract charges                      4,282     13.138524          56,256      2.55%     --          13.35%
      Remaining contract charges                1,551,252       --           33,099,080      --        --          --
2003  Lowest contract charges                      76,728      1.073160          82,342      1.29%      1.25%      35.38%
      Highest contract charges                      6,898     11.606791          80,066      1.48%     --          29.88%
      Remaining contract charges                1,486,823       --           30,163,701      --        --          --
2002  Lowest contract charges                      34,727      0.792734          27,530      0.97%     --         (20.73)%
      Highest contract charges                     90,943      8.684354         789,783      1.80%     --         (17.75)%
      Remaining contract charges                1,194,997       --           20,714,216      --        --          --
2001  Lowest contract charges                   1,422,523     23.458092      33,369,669      1.38%      0.96%      (3.20)%
      Highest contract charges                      8,205     12.626590         103,599      1.62%      0.76%      (3.44)%
      Remaining contract charges                  229,920       --            2,437,215      --        --          --
SMALL COMPANY GROWTH PORTFOLIO
2004  Lowest contract charges                       2,381     11.241435          26,774      1.11%     --          12.41%
      Highest contract charges                        723     11.148935           8,065      1.90%     --          11.49%
      Remaining contract charges                    4,346       --               48,619      --        --          --
GLOBAL FRANCHISE
2004  Lowest contract charges                       3,027     13.590845          41,156      1.49%      0.18%      11.09%
      Highest contract charges                        103     13.357186           1,382      2.59%      0.20%       9.88%
      Remaining contract charges                   25,682       --              346,338      --        --          --
2003  Lowest contract charges                         613     12.234140           7,505      0.95%     --          22.34%
      Highest contract charges                      8,056     12.181166          98,126      1.39%     --          21.81%
      Remaining contract charges                   15,548       --              189,744      --        --          --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
ENTERPRISE
2004  Lowest contract charges                     124,710    $ 7.750029     $   966,502      1.40%      0.37%       2.61%
      Highest contract charges                      3,327      5.282739          17,575      2.58%     --           1.13%
      Remaining contract charges                  172,624       --              936,701      --        --          --
2003  Lowest contract charges                     124,465      7.553252         940,117      1.40%      0.52%      24.13%
      Highest contract charges                      5,192      5.249094          27,253      1.27%     --          18.48%
      Remaining contract charges                  181,384       --              966,132      --        --          --
2002  Lowest contract charges                     156,833      6.084980         954,327      1.41%      0.53%     (30.31)%
      Highest contract charges                     73,548      4.261970         313,459      1.80%     --         (30.87)%
      Remaining contract charges                  133,982       --              582,000      --        --          --
2001  Lowest contract charges                     216,703      8.731900       1,892,229      1.39%      0.22%     (21.53)%
      Highest contract charges                      2,534      9.081826          23,013      1.64%      0.19%     (21.73)%
      Remaining contract charges                  143,133       --              888,189      --        --          --
GROWTH AND INCOME
2004  Lowest contract charges                       3,002      1.156077           3,469      1.28%     --          12.90%
      Highest contract charges                        890     13.460455          11,982      2.37%     --          11.19%
      Remaining contract charges                  461,726       --            6,213,655      --        --          --
2003  Lowest contract charges                     149,577     11.601336       1,735,287      1.40%      0.96%      26.25%
      Highest contract charges                      6,838     12.121904          82,887      1.46%     --          23.62%
      Remaining contract charges                  188,166       --            2,297,160      --        --          --
2002  Lowest contract charges                     143,810      9.189084       1,321,480      1.40%      2.69%     (14.40)%
      Highest contract charges                     13,504      9.722675         131,293      1.77%     --         (14.98)%
      Remaining contract charges                   31,179       --              304,637      --        --          --
2001  Lowest contract charges                     154,840     10.734306       1,662,098      1.38%      1.93%      (0.33)%
      Highest contract charges                      1,851     11.053049          20,454      1.60%      1.66%      (0.57)%
      Remaining contract charges                   20,044       --              229,477      --        --          --
COMSTOCK
2004  Lowest contract charges                       9,229      14.48478         133,677      1.48%      0.32%      15.68%
      Highest contract charges                        942     14.235396          13,413      2.57%     --          14.42%
      Remaining contract charges                  140,222       --            2,013,581      --        --          --
2003  Lowest contract charges                         626     12.521462           7,844      0.99%     --          25.22%
      Highest contract charges                      5,744     12.458666          71,559      1.40%     --          24.59%
      Remaining contract charges                   47,422       --              592,021      --        --          --
EMERGING GROWTH
2004  Lowest contract charges                       1,711      12.45697          21,318      1.50%     --           5.19%
      Highest contract charges                         26     12.295684             318      2.28%     --           4.35%
      Remaining contract charges                   14,860       --              183,692      --        --          --
2003  Lowest contract charges                       1,375     11.842633          16,284      1.00%     --          18.43%
      Highest contract charges                      1,723     11.806929          20,340      1.28%     --          18.07%
      Remaining contract charges                    2,882       --               34,056      --        --          --
AGGRESSIVE GROWTH PORTFOLIO
2004  Lowest contract charges                         569     10.774757           6,131      1.12%     --           7.75%
      Highest contract charges                        131     10.686077           1,400      1.96%     --           6.86%
      Remaining contract charges                    6,632       --               71,049      --        --          --

_____________________________________ SA-62 ____________________________________

                                                                                                    INVESTMENT
                                                                UNIT          CONTRACT     EXPENSE    INCOME      TOTAL
                                                  UNITS     FAIR VALUE #   OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                                ----------  -------------  --------------  -------  ----------  ---------
GOVERNMENT PORTFOLIO
2004  Lowest contract charges                       1,954    $10.071757     $    19,677      1.17%     --           0.72%
      Highest contract charges                      3,515      9.996370          35,141      1.47%     --          (0.04)%
      Remaining contract charges                    9,025       --               90,415      --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 1.15% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred, and MAV/EPB Death Benefit Charge.These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:
An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary.These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-63 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    -----------------------------------------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2004     2003     2002
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,592   $2,169   $2,079
   Earned premiums and other                                 484      934      574
   Net investment income                                   2,470    1,764    1,572
   Net realized capital gains (losses)                       129        1     (276)
                                                          ------------------------
                                     TOTAL REVENUES        5,675    4,868    3,949
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          3,111    2,726    2,275
   Insurance expenses and other                              709      625      650
   Amortization of deferred policy acquisition
    costs and present value of future profits                814      660      531
   Dividends to policyholders                                 29       63       65
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,663    4,074    3,521
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                           1,012      794      428
   Income tax expense                                         29      168        2
   Income before cumulative effect of accounting
    changes                                                  983      626      426
   Cumulative effect of accounting changes, net of
    tax                                                      (18)      --       --
                                                          ------------------------
                                         NET INCOME       $  965   $  626   $  426
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2004          2003
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $40,479 and $28,511)      $ 42,691      $ 30,085
   Equity securities, available for sale, at fair
    value (cost of $171 and $78)                            179            85
   Equity securities, held for trading, at fair
    value                                                     1            --
   Policy loans, at outstanding balance                   2,617         2,470
   Other investments                                      1,083           639
                                                      -------------------------
                                  TOTAL INVESTMENTS      46,571        33,279
                                                      -------------------------
   Cash                                                     216            96
   Premiums receivable and agents' balances                  20            17
   Reinsurance recoverables                               1,460         1,297
   Deferred policy acquisition costs and present
    value of future profits                               6,453         6,088
   Deferred income taxes                                   (638)         (486)
   Goodwill                                                 186           186
   Other assets                                           1,562         1,238
   Separate account assets                              139,812       130,225
                                                      -------------------------
                                       TOTAL ASSETS    $195,642      $171,940
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  7,244      $  6,518
   Other policyholder funds                              37,493        25,263
   Other liabilities                                      3,844         3,330
   Separate account liabilities                         139,812       130,225
                                                      -------------------------
                                  TOTAL LIABILITIES     188,393       165,336
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            940           711
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         939           710
                                                      -------------------------
   Retained earnings                                      4,064         3,648
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       7,249         6,604
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $195,642      $171,940
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2004
 Balance, December 31, 2003                $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
 Comprehensive income
   Net income                                                                                                965          965
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change                                             292                                                     292
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                104                                                     104
   Net loss on cash flow
    hedging instruments                                                          (167)                                   (167)
 Total other comprehensive
  income                                                                                                                  229
   Total comprehensive income                                                                                           1,194
 Dividends declared                                                                                         (549)        (549)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2004            $6     $2,240       $1,124           $(184)         $(1)       $4,064       $7,249
                                         ----------------------------------------------------------------------------------------
 2003
 Balance, December 31, 2002                $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806       $  114           $  63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain on securities is reflected net of tax and other items of $56, $143, and $188 for the years ended December 31, 2004, 2003 and 2002, respectively. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(90), $(69) and $26 for the years ended December 31, 2004, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $78, and $(170) for the years ended December 31, 2004, and 2002, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended
    December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2004      2003      2002
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   965   $   626   $   426
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                   (129)       (1)      276
   Cumulative effect of accounting changes, net of
    tax                                                    18        --        --
   Amortization of deferred policy acquisition
    costs and present value of future profits             814       660       531
   Additions to deferred policy acquisition costs
    and present value of future Profits                (1,375)   (1,319)     (987)
   Depreciation and amortization                           43       117        19
   Increase in premiums receivable and agents'
    balances                                               (3)       (2)       (5)
   (Decrease) increase in other liabilities                (7)      299       (61)
   Change in receivables, payables, and accruals         (205)      227         2
   Increase (decrease) in accrued tax                      34       (67)       76
   (Increase) decrease in deferred income tax             (55)       65        23
   Amortization of sales inducements                       30        68        67
   Additions to deferred sales inducements               (141)     (136)     (106)
   Increase in future policy benefits                     726       794       560
   Increase in reinsurance recoverables                   (15)       (1)     (127)
   Decrease (increase) in other assets                     55      (109)      (83)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES       755     1,221       611
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (17,192)  (13,628)  (12,470)
   Sales of investments                                13,306     6,676     5,781
   Maturity and principal paydowns of fixed
    maturity investments                                2,971     3,233     2,266
   Other                                                   --        85        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES      (915)   (3,634)   (4,423)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                   --       199       235
   Dividends paid                                        (549)     (175)       --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                                 829     2,406     3,567
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES       280     2,430     3,802
                                                      ---------------------------
   Net increase (decrease) in cash                        120        17       (10)
   Impact of foreign exchange                              --        --         2
   Cash -- beginning of year                               96        79        87
                                                      ---------------------------
   Cash -- end of year                                $   216   $    96   $    79
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (received) During the Year for:
   Income taxes                                       $    42   $    35   $    (2)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and evaluation of other-than-temporary impairments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                          Other
                                                                                      Comprehensive
        Components of Cumulative Effect of Adoption                  Net Income          Income
                                                                     ------------------------------
Establishing GMDB and other benefit reserves for annuity
 contracts                                                              $(50)             $ --
Reclassifying certain separate accounts to general account                30               294
Other                                                                      2                (2)
                                                                     ------------------------------
TOTAL CUMULATIVE EFFECT OF ADOPTION                                     $(18)             $292
                                                                     ------------------------------

In May 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS No. 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS No. 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS No. 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS No. 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS No. 123, at the beginning of the first quarter of adoption of SFAS No. 123R, while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Hartford will adopt SFAS No. 123R in the third quarter of fiscal 2005 using the prospective method. In January 2003, The Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS No. 123 and therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

EITF ISSUE NO. 03-1

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 was effective for periods beginning after June 15, 2004 and adopts a three-step impairment model for securities within its scope. The three-step model must be applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary. For debt securities that cannot be contractually prepaid or otherwise settled in such a way that the investor would not recover substantially all of its cost, an impairment is deemed other-than-temporary if the investor does not have the ability and intent to hold the investment until a forecasted market price recovery or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost basis and its fair value.

Subsequent to an other-than-temporary impairment loss, a debt security should be accounted for in accordance with SOP 03-3, "Accounting for Certain Loans and Debt Securities Acquired in a Transfer" ("SOP 03-3"). SOP 03-3 requires that the amount of a security's expected cash flows in excess of the investor's initial cost or amortized cost investment be recognized as interest income on a level-yield basis over the life of the security. EITF Issue No. 03-1 does not replace the impairment guidance for investments accounted for under EITF Issue No. 99-20, "Recognition of Interest Income and Impairments on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF Issue No. 99-20"), however, it requires investors to determine if a security is other-than-temporarily impaired under EITF Issue No. 03-1 if the security is determined not to be other-than-temporarily impaired under EITF Issue No. 99-20.

In September 2004, the FASB staff issued clarifying guidance for comment in FASB Staff Position ("FSP") EITF Issue No. 03-1-a, "Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments"', ("FSP Issue No. 03-1-a") and subsequently voted to delay the implementation of the impairment measurement and recognition guidance contained in paragraphs 10-20 of EITF Issue No. 03-1 in order to redeliberate certain aspects of the consensus as well as the implementation guidance included in FSP Issue No. 03-1-a. The disclosure requirements including quantitative and qualitative information regarding investments in an unrealized loss position remain effective and are included in Note 4.

The ultimate impact the adoption of EITF Issue No. 03-1 will have on the Company's consolidated financial condition and results of operations is still unknown. Depending on the nature of the ultimate guidance, adoption of the standard could potentially result in the recognition of unrealized losses, including those declines in value that are attributable to interest rate movements, as other-than-temporary impairments, except those deemed to be minor in nature. As of December 31, 2004, the Company had $154 of total gross unrealized losses. The amount of impairments to be recognized, if any, will depend on the final standard, market conditions and management's intent and ability to hold securities with unrealized losses at the time of the impairment evaluation.

STOCK-BASED COMPENSATION

In January 2003, The Hartford adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock Issued to Employees", and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2004, 2003 and 2002 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115, "Accounting for Certain Investments in

Debt and Equity Securities" ("SFAS No. 115"). Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Equity investments classified as "trading", as defined in SFAS No. 115, are recorded at fair value with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2004 and 2003, primarily consisted of non-144A private placements and have an average duration of 4.7 and 4.3, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2004 and 2003:

                                                            2004                                    2003
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $34,429               80.6%             $24,557               81.6%
Priced via broker quotations                          3,074                7.2%               2,037                6.8%
Priced via matrices                                   3,508                8.2%               2,129                7.1%
Priced via other methods                                 61                0.2%                 151                0.5%
Short-term investments [1]                            1,619                3.8%               1,211                4.0%
                                            -----------------------------------------------------------------------------
                          TOTAL [2]                 $42,691              100.0%             $30,085              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

    (2) Effective January 1, 2004, guaranteed separate account assets were included with general account assets as a result of adopting SOP 03-1.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments. The ultimate completion of EITF Issue No. 03-1 may impact the Company's current other-than-temporary impairment evaluation process. (For further discussion of EITF Issue No. 03-1, see the Future Adoption of New Accounting Standards section of Note 2.)

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the year ended December 31, 2004 and were $1 for the years ended December 31, 2003 and 2002. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis based on estimated principal repayments, if applicable. Prepayment fees are recorded in net investment income when earned. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Interest income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. (For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Fair value is based upon either independent market quotations or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and guaranteed minimum withdrawal benefits ("GMWB") reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB reinsurance contract amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair-value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated change in value of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method". In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases financial instruments and issues products, such as GMWB, that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and recorded in fee income.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to offset its exposure to the GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity with respect to contracts issued after July 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. For further discussion of this arrangement, see Note 15 of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, usually 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2004 and 2003, the carrying value of the Company's DAC was $6.5 billion and $6.1 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2004 and 2003. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5.7% to 7.9% for both years ended December 31, 2004 and 2003.

The Company had developed models to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2004, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2004 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments', and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence the determination to adjust assumptions include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,212 on December 31, 2004), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 5%, 6%, and 6% as of December 31, 2004, 2003 and 2002, respectively, of total life insurance in force. Dividends to policyholders were $29, $63, and $65 for the years ended December 31, 2004, 2003 and 2002, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has changed its reportable operating segments in 2004 from Investment Products, Individual Life and Corporate Owned Life Insurance ("COLI") to Retail Products ("Retail"), Institutional Solutions ("Institutional") and Individual Life. Retail offers individual variable and fixed annuities, retirement plan products and services to corporations under Section 401(k) plans and other investment products. Institutional primarily offers retirement plan products and services to municipalities under Section 457 plans, other institutional investment products, structured settlements, and private placement life insurance (formerly COLI). Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. Hartford Life Insurance Company also includes in an Other category net realized capital gains and losses other than periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits; corporate items not directly allocable to any of its reportable operating segments, intersegment eliminations as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its direct parent HLA. Periodic net coupon settlements on non-qualifying derivatives and net realized capital gains are reflected in each applicable segment in net realized capital gains and losses.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between the Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in the Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in the Other category. Credit related net capital losses are retained by the Other category. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
TOTAL REVENUES
  Retail Products Group
    Individual Annuities                                             $2,481      $1,656      $1,451
    Other                                                               145         118         105
      Total Retail Products Group                                     2,626       1,774       1,556
  Institutional Solutions Group                                       1,820       2,082       1,730
  Individual Life                                                       957         893         858
  Other                                                                 272         119        (195)
                                                                     ------------------------------
                                              TOTAL REVENUES         $5,675      $4,868      $3,949
                                                                     ------------------------------
NET INVESTMENT INCOME
  Retail Products Group                                              $1,079      $  493      $  367
  Institutional Solutions Group                                       1,044         976         958
  Individual Life                                                       267         222         224
  Other                                                                  80          73          23
                                                                     ------------------------------
                                 TOTAL NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------
AMORTIZATION OF DAC
  Retail Products Group                                              $  608      $  462      $  377
  Institutional Solutions Group                                          37          33           8
  Individual Life                                                       169         165         146
                                                                     ------------------------------
                                   TOTAL AMORTIZATION OF DAC            814         660         531
                                                                     ------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Retail Products Group                                              $   43      $   30      $   55
  Institutional Solutions Group                                          40          57          46
  Individual Life                                                        69          64          59
  Other                                                                (123)         17        (158)
                                                                     ------------------------------
                                    TOTAL INCOME TAX EXPENSE         $   29      $  168      $    2
                                                                     ------------------------------
NET INCOME (LOSS)
  Retail Products Group                                              $  392      $  341      $  280
  Institutional Solutions Group                                         105         119          94
  Individual Life                                                       141         134         116
  Other                                                                 327          32         (64)
                                                                     ------------------------------
                                            TOTAL NET INCOME         $  965      $  626      $  426
                                                                     ------------------------------

[1] The Company includes tax benefits reflecting the impact of audit settlements of $191, $0, and $76 for the years ended December 31, 2004, 2003, and 2002, respectively.

                                                                          December 31,
                                                                     ----------------------
                                                                       2004          2003
                                                                     ----------------------
ASSETS
  Retail Products Group                                              $121,255      $106,058
  Institutional Solutions Group                                        57,983        51,212
  Individual Life                                                      11,425        10,555
  Other                                                                 4,979         4,115
                                                                     ----------------------
                                                TOTAL ASSETS         $195,642      $171,940
                                                                     ----------------------
DAC
  Retail Products Group                                              $  4,474      $  4,271
  Institutional Solutions Group                                           159           106
  Individual Life                                                       1,809         1,689
  Other                                                                    11            22
                                                                     ----------------------
                                                   TOTAL DAC         $  6,453      $  6,088
                                                                     ----------------------
RESERVE FOR FUTURE POLICY BENEFITS
  Retail Products Group                                              $    732      $    495
  Institutional Solutions Group                                         4,845         4,356
  Individual Life                                                         538           533
  Other                                                                 1,129         1,134
                                                                     ----------------------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS         $  7,244      $  6,518
                                                                     ----------------------
OTHER POLICYHOLDER FUNDS
  Retail Products Group                                              $ 19,395      $  9,777
  Institutional Solutions Group                                        13,447        12,059
  Individual Life                                                       4,150         3,428
  Other                                                                   501            (1)
                                                                     ----------------------
                              TOTAL OTHER POLICYHOLDER FUNDS         $ 37,493      $ 25,263
                                                                     ----------------------

NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                     $2,122      $1,425      $1,235
Policy loans                                                            183         207         251
Other investments                                                       195         152         103
Gross investment income                                               2,500       1,784       1,589
Less: Investment expenses                                                30          20          17
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------

COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $  168      $   (6)     $ (285)
Equity securities                                                         7          (7)         (4)
Periodic net coupon settlements on non-qualifying
 derivatives                                                              4          29          13
Other [1]                                                               (50)        (16)         (1)
Change in liability to policyholders for net realized
 capital gains                                                           --           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $  129      $    1      $ (276)

[1] Primarily consists of changes in fair value on non-qualifying derivatives and hedge ineffectiveness on qualifying derivate instruments, as well as, the amortization of deferred acquisition costs.

COMPONENTS OF UNREALIZED GAINS (LOSSES) ON
 AVAILABLE-FOR-SALE EQUITY SECURITIES
Gross unrealized gains                                               $   11      $   11      $    2
Gross unrealized losses                                                  (3)         (4)        (19)
                                                                     ------------------------------
Net unrealized gains (losses)                                             8           7         (17)
Deferred income taxes and other items                                     3           2          (6)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5           5         (11)
Balance -- beginning of year                                              5         (11)         (6)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   --      $   16      $   (5)
                                                                     ------------------------------

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $2,363      $1,715      $1,389
Gross unrealized losses                                                (151)       (141)       (278)
Net unrealized gains credited to policyholders                          (20)        (63)        (58)
                                                                     ------------------------------
Net unrealized gains                                                  2,192       1,511       1,053
Deferred income taxes and other items                                 1,073         788         579
                                                                     ------------------------------
Net unrealized gains, net of tax                                      1,119         723         474
Balance -- beginning of year                                            723         474         120
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  396      $  249      $  354
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 5,881            $   72                 $ (61)            $ 5,892
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         834                 9                    (3)                840
  Non-agency backed                                       48                --                    --                  48
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           54                --                    --                  54
  Non-agency backed                                    7,336               329                   (17)              7,648
  Corporate                                           21,066             1,826                   (57)             22,835
Government/Government agencies
  Foreign                                                649                60                    (2)                707
  United States                                          774                19                    (4)                789
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,542                18                    (2)              1,558
  States, municipalities and political
   subdivisions                                          675                30                    (5)                700
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,619                --                    --               1,619
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $40,479            $2,363                 $(151)            $42,691
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 3,777            $   91                 $ (67)            $ 3,801
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         508                 8                    (2)                514
  Non-agency backed                                       19                --                    --                  19
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           28                --                    --                  28
  Non-agency backed                                    4,853               248                   (14)              5,087
  Corporate                                           15,003             1,273                   (46)             16,230
Government/Government agencies
  Foreign                                                641                55                    (1)                695
  United States                                          641                 8                    (2)                647
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,523                25                    (2)              1,546
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,210                 1                    --               1,211
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

Included in the fair value of total fixed maturities as of December 31, 2004 are $11.7 billion of guaranteed separate account assets. Guaranteed separate account assets were reclassified to the general account on January 1, 2004 as a result of the adoption of SOP 03-1. (For further discussion, see the Adoption of New Accounting Standards section of Note 2.)

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 4,509            $ 4,538
Over one year through five years                          12,977             13,558
Over five years through ten years                         11,743             12,395
Over ten years                                            11,250             12,200
                                                      -------------------------------
                                        TOTAL            $40,479            $42,691
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS
Investments that were non-income producing as of December 31, are as follows:

                                                  2004                     2003
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
ABS                                         $ 6         $ 5          $ 2         $ 4
CMOs                                          1           1           --          --
Corporate                                     4           7           12          30
                                         -----------------------------------------------
                           TOTAL            $11         $13          $14         $34
                                         -----------------------------------------------

For 2004, 2003 and 2002, net investment income was $11, $17 and $13, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                              December 31,
                                                     -------------------------------
                                                      2004         2003        2002
                                                     -------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                        $13,022      $6,205      $5,617
Gross gains                                              311         196         117
Gross losses                                            (125)        (71)        (60)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                        $    75      $  107      $   11
Gross gains                                               12           4          --
Gross losses                                              (5)         (3)         (3)
                                                     -------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. (For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2.) Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2004 and 2003.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                            2004
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
                                                    Less Than 12 Months                12 Months or More
                                              -----------------------------------------------------------------
                                              Amortized    Fair    Unrealized   Amortized    Fair    Unrealized
                                                Cost      Value      Losses       Cost      Value      Losses
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
ABS                                            $1,112     $1,102      $(10)      $  343     $  292      $(51)
CMOs
  Agency backed                                   494        491        (3)           2          2        --
  Non-agency backed                                40         40        --           --         --        --
CMBS
  Agency backed                                    19         19        --           --         --        --
  Non-agency backed                             1,563      1,548       (15)          73         71        (2)
Corporate                                       2,685      2,652       (33)         657        633       (24)
Government/Government agencies
  Foreign                                         116        115        (1)          27         26        (1)
  United States                                   445        442        (3)           7          6        (1)
MBS -- U.S. Government/Government
 agencies                                         398        396        (2)          24         24        --
States, municipalities and political
 subdivisions                                     163        158        (5)           2          2        --
Short-term investments                             11         11        --           --         --        --
                                              -----------------------------------------------------------------
               TOTAL FIXED MATURITIES           7,046      6,974       (72)       1,135      1,056       (79)
Common stock                                       --         --        --            1          1        --
Nonredeemable preferred stock                      19         19        --           39         36        (3)
                                              -----------------------------------------------------------------
                         TOTAL EQUITY              19         19        --           40         37        (3)
                                              -----------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED SECURITIES          $7,065     $6,993      $(72)      $1,175     $1,093      $(82)
                                              -----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $1,455     $1,394     $ (61)
CMOs
  Agency backed                                                          496        493        (3)
  Non-agency backed                                                       40         40        --
CMBS
  Agency backed                                                           19         19        --
  Non-agency backed                                                    1,636      1,619       (17)
Corporate                                                              3,342      3,285       (57)
Government/Government agencies
  Foreign                                                                143        141        (2)
  United States                                                          452        448        (4)
MBS -- U.S. Government/Government agencies                               422        420        (2)
States, municipalities and political subdivisions                        165        160        (5)
Short-term investments                                                    11         11        --
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           8,181      8,030      (151)
Common stock                                                               1          1        --
Nonredeemable preferred stock                                             58         55        (3)
                                                                     -------------------------------
                                                TOTAL EQUITY              59         56        (3)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $8,240     $8,086     $(154)
                                                                     -------------------------------

As of December 31, 2004, fixed maturities represented approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 1,200 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $11. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its carrying amount and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 1,000 securities of which 88%, or $63, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of approximately 165 securities, with the majority of the unrealized loss amount relating to ABS and corporate fixed maturities within the financial services sector. A description of these events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- ABS represents $51 of the securities in an unrealized loss position for twelve months or more. These securities were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years as a result of a prolonged decline in airline travel, the uncertainty of a potential industry recovery and lack of market liquidity in this sector. Although uncertainty surrounding the stability of domestic airlines continues to weigh heavily on this sector, worldwide travel and aircraft demand appears to be improving, resulting in a modest increase in market prices and greater liquidity in this sector during 2004. As of December 31, 2004, the estimated future cash flows for these securities indicated full recovery and as a result, based on management's intent and ability to hold these securities, the prices of these securities were deemed to be temporarily depressed.

FINANCIAL SERVICES -- Financial services represents approximately $12 of the securities in an unrealized loss position for twelve months or more. These securities are investment grade securities priced at or greater than 90% of amortized cost. As of December 31, 2004, the financial services twelve months or more unrealized loss amount primarily related to variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized losses for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. The majority of these variable rate securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $19 in the twelve months or more unrealized loss category is comprised of approximately 90 securities, substantially all of which were depressed only a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2004. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                              2003
                                                ----------------------------------------------------------------
                                                ----------------------------------------------------------------
                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
ABS                                              $  238     $  235      $ (3)       $ 85      $ 84       $ (1)
CMOs
  Agency backed                                     206        204        (2)          1         1         --
  Non-agency backed                                   3          3        --          --        --         --
CMBS
  Non-agency backed                                 527        521        (6)         57        57         --
  Corporate                                       1,296      1,266       (30)        347       331        (16)
Government/Government agencies
  Foreign                                            26         25        (1)         --        --         --
  United States                                     235        233        (2)         --        --         --
MBS -- U.S. Government/Government
 agencies                                           166        164        (2)         --        --         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
Total equity                                         41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
             TOTAL TEMPORARILY IMPAIRED
                        SECURITIES [1]           $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $  323     $  319      $ (4)
CMOs
  Agency backed                                                          207        205        (2)
  Non-agency backed                                                        3          3        --
CMBS
  Non-agency backed                                                      584        578        (6)
  Corporate                                                            1,643      1,597       (46)
Government/Government agencies
  Foreign                                                                 26         25        (1)
  United States                                                          235        233        (2)
MBS -- U.S. Government/Government agencies                               166        164        (2)
States, municipalities and political subdivisions                        160        153        (7)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
Total equity                                                              44         40        (4)
                                                                     -------------------------------
                  TOTAL TEMPORARILY IMPAIRED SECURITIES (1)           $3,391     $3,317      $(74)
                                                                     -------------------------------

[1] Excludes securities subject to EITF Issue No. 99-20 and guaranteed separate account assets.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost for six continuous months. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months were depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the table above was financial services, which is included within the corporate category above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

FINANCIAL SERVICES -- Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions were priced at or greater than 80% of amortized cost as of December 31, 2003. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities declined during 2003 as interest rates increased. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios at or greater than 80%.

INVESTMENT MANAGEMENT ACTIVITIES

During 2004, Hartford Investment Management Company issued one and began serving as the collateral asset manager for an additional synthetic collateralized loan obligation ("CLO"), both of which the Company has an investment in. The synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The notional value of the referenced bank loan portfolios from the two synthetic CLOs as of December 31, 2004 was approximately $700. The synthetic CLOs issued approximately $135 of notes and preferred shares ("CLO issuances"), approximately $120 of which was to third party investors. The proceeds from the CLO issuances were invested in collateral accounts consisting of high credit quality securities that were pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps.

Pursuant to the requirements of FIN 46R, the Company has concluded that the two synthetic CLOs are VIEs and that the Company is the primary beneficiary and must consolidate the CLO issued in 2004. Accordingly, the Company has recorded in the consolidated balance sheets $65 of cash and invested assets, total return swaps with a fair value of $3 in other assets, which reference a bank loan portfolio with a maximum notional of $400, and $52 in other liabilities related to the CLO issuances. The total return from the referenced bank loan portfolio of $3 was received via the total return swap and recorded in realized capital gains and losses. Income from the fixed maturity collateral account and CLO issuance investor payments were recorded in net investment income in the consolidated statements of income. The Company's investment in the consolidated synthetic CLO issuance is $14, which is its maximum exposure to loss. In addition, the Company has a $2 preferred share investment in the non-consolidated synthetic CLO issuance, which is its maximum exposure to loss. The investors in the two synthetic CLO issuances have recourse only to the VIE assets and not to the general credit of the Company.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the consolidated balance sheets as of December 31, as follows:

                                                 Asset Values         Liability Values
                                                ---------------------------------------
                                                2004       2003       2004        2003
                                                ---------------------------------------
Other investments                               $ 42       $116       $ --        $ --
Reinsurance recoverables                          --         --        129         115
Other policyholder funds and benefits
  payable                                        129        115         --          --
Fixed maturities                                   4          7         --          --
Other liabilities                                 --         --        449         186
                                                ---------------------------------------
                                    TOTAL       $175       $238       $578        $301
                                                ---------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities. The Company also enters into forward starting swap agreements to hedge the interest rate exposure on anticipated fixed-rate asset purchases due to changes in the benchmark interest rate London-Interbank Offered Rate
  ('LIBOR'). These derivatives were structured to hedge interest rate exposure inherent in the assumptions used to price primarily certain long-term disability products.

  Interest rate swaps are also used to hedge a portion of the
  Company's floating rate guaranteed investment contracts. These derivatives convert the floating rate guaranteed investment contract payments to a fixed rate to better match the cash
  receipts earned from the supporting investment portfolio.         $ 4,944    $ 1,889      $  40      $   98

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                              1,311        703       (421)       (147)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against increases in LIBOR, the designated benchmark interest rate.

  In addition, interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities due to changes
  in LIBOR.                                                             201        112         (5)         (5)

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                           148         51         (1)         (1)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. These derivatives are also used to reduce the duration risk in certain investment portfolios. These derivative instruments are structured to hedge the durations of fixed maturity investments to match certain products in accordance with the Company's asset and liability management policy.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                   $ 1,466    $ 1,466      $   2      $   11

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to manage duration risk
  between assets and liabilities.                                     1,441      1,702          7          29

Foreign currency swaps, forwards and put and call options
  The Company enters into foreign currency swaps and forwards and purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January 2003 for a loss of $3, after-tax.

  The Company also enters into pay fixed U.S. dollar receive fixed yen zero coupon swaps and forwards to mitigate the
  foreign currency exposure associated with the yen denominated individual fixed annuity product. In addition, forward settling fixed maturity investments are traded to manage duration and
  foreign currency risk associated with this product.                   923        104        (64)        (31)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the referenced security issuer. Credit events typically include failure on the part of the referenced security issuer to make a fixed dollar amount of contractual interest or principal
  payments or bankruptcy. The maximum potential future exposure to the Company is the notional value of the swap contracts,
  $193 and $49, after-tax, as of December 31, 2004 and 2003, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of December 31, 2004 and 2003, the maximum potential future exposure to the Company from such contracts is $458 and $130, after-tax, respectively.

  The Company enters into credit default swaps agreements, in which the Company pays a derivative counterparty a periodic fee in exchange for compensation from the counterparty should a credit event occur on the part of the referenced security
  issuer. The Company entered into these agreements as an
  efficient means to reduce credit exposure to specified issuers.   $ 1,418    $   275      $   6      $  (18)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                           95        276          1           1

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater. (For a further
  discussion, see the Derivative Instruments section of Note 2).
  The notional value of the embedded derivative is the GRB
  balance.                                                           25,433     14,961        129         115

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           25,433     14,961       (129)       (115)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Statutory Reserve hedging instruments
  The Company purchased one and two year S&P 500 put option
  contracts to economically hedge the statutory reserve impact of equity exposure arising primarily from GMDB obligations against
  a decline in the equity markets.                                  $ 1,921    $    --      $  32      $   --
                                                                   --------------------------------------------

                                                            TOTAL   $64,734    $36,500      $(403)     $  (63)
                                                                   --------------------------------------------

The increase in notional amount since December 31, 2003 is primarily due to an increase in embedded derivatives associated with GMWB product sales, and, to a lesser extent, derivatives transferred to the general account as a result of the adoption of SOP 03-1 and new hedging strategies. The decrease in the net fair value of derivative instruments since December 31, 2003 was primarily due to the changes in foreign currency exchange rates, the rise in short-term interest rates during 2004 and derivatives transferred to the general account pursuant to the adoption of SOP 03-1.

Due to the adoption of SOP 03-1, derivatives previously included in separate accounts were reclassified into various other balance sheet classifications. On January 1, 2004, the notional amount and net fair value of derivative instruments reclassified totaled $2.9 billion and $(71), respectively.

For the year ended December 31, 2004, gross gains and losses representing the total ineffectiveness of all fair-value and net investment hedges were immaterial. For the year ended December 31, 2004, the Company's net gain and loss representing hedge ineffectiveness on cash flow hedges was $(12), after-tax. For the years ended December 31, 2003 and 2002, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial.

The total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic net coupon settlements, are reported as net realized capital gains and losses in the consolidated statements of income. For the years ended December 31, 2004, 2003 and 2002, the Company recognized an after-tax net (loss) gain of $(8), $(3) and $1 respectively, for derivative-based strategies, which do not qualify for hedge accounting treatment.

As of December 31, 2004 and 2003, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $6. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The Company does not hedge any exposure to the variability of future cash flows other than interest payments on variable-rate debt. For the years ended December 31, 2004, 2003 and 2002, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Hartford Life began issuing a yen denominated individual fixed annuity product from a related party, Hartford Life Insurance KK, a wholly owned Japanese subsidiary of Hartford Life and Accident Insurance Company, in the fourth quarter of 2004. The yen denominated fixed annuity product is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2004 yen to dollar spot rate. To mitigate the yen exposure associated with the product, during the fourth quarter of 2004, the Company entered into pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps (dollar to yen derivatives). As of December 31, 2004 the dollar to yen derivatives had a notional and fair value of $408 and $9, respectively. Changes in fair value of the dollar to yen derivatives totaled $9 for the year ended December 31, 2004. Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the dollar to yen derivatives exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The dollar to yen derivatives are recorded at fair value incorporating changes in value due to changes in forward foreign exchange rates, interest rates and accrued income.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2004 and

2003, the fair value of the loaned securities was approximately $1.0 billion and $780, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1.3 and $0.5 for the years ended December 31, 2004 and 2003, respectively, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2004 and 2003, collateral pledged of $276 and $209, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2004 and 2003 were as follows:

                                       2004       2003
                                      ----------------
LOANED SECURITIES AND
 COLLATERAL PLEDGED
ABS                                   $   24      $ 41
CMBS                                     158       143
Corporate                                681       381
Government/Government
 Agencies
Foreign                                   16        11
United States                            404       413
                                      ----------------
                        TOTAL         $1,283      $989
                                      ----------------

As of December 31, 2004 and 2003, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $1 billion and $996, respectively. At December 31, 2004 and 2003, cash collateral of $1 billion and $869, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts.
NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2004 and 2003 were as follows:

                                                                2004                           2003
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $42,691        $42,691         $30,085        $30,085
  Equity securities                                         180            180              85             85
  Policy loans                                            2,617          2,617           2,470          2,470
  Other investments                                       1,083          1,083             639            639
LIABILITIES
  Other policyholder funds [1]                          $ 9,244        $ 9,075         $ 7,654        $ 7,888
                                                    -----------------------------------------------------------

[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2004, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2004, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.9. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts written since July 2003 with the GMWB are covered by a reinsurance arrangement with a related party.

Insurance fees, earned premiums and other were comprised of the following:

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2004         2003         2002
                                                                   --------------------------------
Gross fee income, earned premiums and other                        $3,834       $3,780       $3,324
Reinsurance assumed                                                    49           43           45
Reinsurance ceded                                                    (807)        (720)        (716)
                                                                   --------------------------------
NET FEE INCOME, EARNED PREMIUMS AND OTHER                          $3,076       $3,103       $2,653
                                                                   --------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $426, $550, and $670 for the years ended December 31, 2004, 2003 and 2002, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $133, $78, and $96 in 2004, 2003 and 2002, respectively, and accident and health premium of $230, $305, and $373, respectively, to HLA.

REINSURANCE RECAPTURE

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the GMDB feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 9. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                    2004         2003         2002
                                                                   --------------------------------
BALANCE, JANUARY 1                                                 $6,088       $5,479       $5,338
Capitalization                                                      1,375        1,319          987
Amortization -- Deferred Policy Acquisitions costs                   (774)        (620)        (491)
Amortization -- Present Value of Future Profits                       (40)         (39)         (39)
Amortization -- Realized Capital Gains/(Losses)                       (12)          14            8
Adjustments to unrealized gains and losses on securities
 available-for-sale and other                                         (79)         (65)        (324)
Cumulative effect of accounting changes (SOP 03-1)                   (105)          --           --
                                                                   --------------------------------
BALANCE, DECEMBER 31                                               $6,453       $6,088       $5,479
                                                                   --------------------------------

The following table shows the carrying amount and accumulated net amortization of the present value of future profits for the years ended December 31, 2004 and 2003.

                                                          2004                             2003
                                             ---------------------------------------------------------------
                                                               Accumulated                      Accumulated
                                                Carrying           Net           Carrying           Net
                                                 Amount        Amortization       Amount        Amortization
                                             ---------------------------------------------------------------
Present value of future profits                   $608             $155            $605             $115
                                             ---------------------------------------------------------------

Net amortization expense for the years ended December 31, 2004, 2003 and 2002 was $40, $39 and $39, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2005                                  $     39
2006                                  $     35
2007                                  $     31
2008                                  $     28
2009                                  $     26
----------------------------------------------

NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets", and accordingly ceased all amortization of goodwill. As of December 31, 2004 and December 31, 2003, the carrying amount of goodwill for the Company's Retail Products segment was $119 and the Company's Individual Life segment was $67.

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2004 and 2003.

For a discussion of the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, see Note 7. Except for goodwill, the Company has no material intangible assets with indefinite useful lives.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by, the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Upon adoption of SOP 03-1, the Company recorded a liability for GMDB sold with variable annuity products of $217 and a related GMDB reinsurance recoverable asset of $108. As of December 31, 2004, the liability from GMDB sold with annuity products was $174. The reinsurance recoverable asset, related to GMDB was $64 as of December 31, 2004. During 2004, the Company incurred guaranteed death benefits of $123, and paid guaranteed death benefits of $166. Guaranteed minimum death benefits paid during 2003 were $289. Guaranteed minimum death benefits paid during 2002 were $264.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liability is recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses on the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liability as of December 31, 2004:

    - 250 stochastically generated investment performance scenarios

    - Returns, representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 11% for aggressive equities, and a weighted average of 9%

    - Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

    - 80% of the 1983 GAM mortality table was used for mortality assumptions

    - Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

    - Discount rate of 7.5%

The following table provides details concerning GMDB exposure:

                        BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE
                                                                            Retained    Weighted Average
                                                   Account    Net Amount   Net Amount     Attained Age
Maximum anniversary value (MAV) [1]                 Value      at Risk      at Risk       of Annuitant
                                                   -----------------------------------------------------
MAV only                                           $ 61,675     $6,568       $  683            63
With 5% rollup [2]                                    4,204        575          104            62
With Earnings Protection Benefit Rider (EPB) [3]      4,849        228           67            59
With 5% rollup & EPB                                  1,499        124           21            61
Total MAV                                            72,227      7,495          875            63
Asset Protection Benefit (APB) [4]                   17,173          5            4            61
Ratchet [5] (5 years)                                    40          2           --            65
Reset [6] (5-7 years)                                 8,262        640          640            60
Return of Premium [7]/Other                           8,548         18           18            60
Total                                              $106,250     $8,160       $1,537            63
                                                   -----------------------------------------------------

[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] Ratchet: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any specified anniversary before age 85 (adjusted for withdrawals).

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specified percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. In certain contracts, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations are calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2004 and December 31, 2003, the embedded derivative asset recorded for GMWB, before reinsurance, was $129 and $115, respectively. During 2004 and 2003, the change in value of the GMWB, reported in realized gains was $33 and $165 was incurred, respectively. There were no payments made for the GMWB during 2004, 2003 or 2002.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                       As of
                                    December 31,
Asset type                              2004
--------------------------------------------------
Equity securities (including
 mutual funds)                        $88,782
Cash and cash equivalents               7,379
                                  ----------------
                           TOTAL      $96,161
--------------------------------------------------

As of December 31, 2004, approximately 16% of the equity securities above were invested in fixed income securities and approximately 84% were in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2004, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the year ended December 31, 2004:

Balance, beginning of period                $    198
Sales inducements deferred                       141
Amortization charged to income                   (30)
                                            --------
BALANCE AT DECEMBER 31                      $    309
----------------------------------------------------

NOTE 11. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Hartford Financial Services Group, Inc. and its consolidated subsidiaries ("The Hartford") is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and five of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The complaints allege on behalf of a putative class of shareholders that The Hartford and the five named individual defendants, as control persons of The Hartford, "disseminated false and misleading financial statements" by concealing that "[The Hartford] was paying illegal and concealed "contingent commissions" pursuant to illegal 'contingent commission agreements." The class period alleged is November 5, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaints seek damages and attorneys' fees. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

In addition, three putative class actions have been filed in the same court on behalf of participants in The Hartford's 401(k) plan against The Hartford, Hartford Fire Insurance Company, The Hartford's Pension Fund Trust and Investment Committee, The Hartford's Pension Administration Committee, The Hartford's Chief Financial Officer, and John/Jane Does 1-15. The suits assert claims under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), alleging that The Hartford and the other named defendants breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint. The class period alleged is November 5, 2003 through the present. The complaints seek restitution of losses to the plan, declaratory and injunctive relief, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions also have been filed in the same court. The complaints, brought in each case by a shareholder on behalf of The Hartford against its directors and an executive officer, allege that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaints seek damages, injunctive relief, disgorgement, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Seven putative class actions also have been filed by alleged policyholders in federal district courts, one in the Southern District of New York, two in the Eastern District of Pennsylvania, three in the Northern District of Illinois, and one in the Northern District of California, against several brokers and insurers, including The Hartford. These actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act and state law, and in some cases the Racketeer Influenced and Corrupt Organizations Act ("RICO"), arising from the conduct alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. Putative class actions also have been filed in the Circuit Court for Cook County, Illinois, Chancery Division and in the Circuit Court for Seminole County, Florida, Civil Division, on behalf of a class of all persons who purchased insurance from a class of defendant insurers. These state court actions assert unjust enrichment claims and violations of state unfair trade practices acts arising from the conduct alleged in the NYAG Complaint and seek remedies including restitution of premiums, and, in the Cook County action, imposition of a constructive trust, and declaratory and injunctive relief. The class period alleged is 1994 through the present. The Hartford has removed the Cook County action to the United States District Court for the Northern District of Illinois. Pursuant to an order of the Judicial Panel on Multidistrict Litigation, it is likely that most or all of these actions will be transferred to the United States District Court for the District of New Jersey. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BANCORP SERVICES, LLC -- In the third quarter of 2003, Hartford Life Insurance Company and its affiliate International Corporate Marketing Group, LLC settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The settlement provided that The Hartford would pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The settlement resulted in the recording of a $9 after-tax benefit, in the third quarter of 2003, reflecting the Company's portion of the settlement. On March 1, 2004, the Federal Circuit Court of Appeals decided the patent appeal adversely to The Hartford, and on March 22, 2004, The Hartford paid Bancorp an additional $10 in full and final satisfaction of its obligations under the settlement. Because the charge taken in the third quarter of 2003 reflected the maximum amount payable under the settlement, the amount paid in the first quarter of 2004 had no effect on the Company's results of operations.

REINSURANCE ARBITRATION -- On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of The Hartford and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, the Company agreed in principle with the Boards of Directors of the mutual funds to indemnify the mutual funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC, and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict, and The Hartford's ultimate liability, if any, from any such action is not reasonably estimable at this time. If such an action is brought, it could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $36, 31, and $31 for the years ended December 31, 2004, 2003 and 2002, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $15, $12 and $10 for the years ended December 31, 2004, 2003 and 2002, respectively.

Future minimum rental commitments on all operating leases are as follows:

2005                                      $    30
2006                                           27
2007                                           24
2008                                           21
2009                                           18
-------------------------------------------------
Thereafter                                     19
-------------------------------------------------
TOTAL                                     $   139
-------------------------------------------------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During the third quarter of 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during the third quarter of 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. During the fourth quarter of 2004, the IRS issued a Revenue Agent's Report, reflecting the adjustments computed and agreed upon in the prior quarter with respect to the Company's federal taxes for the years under examination. No additional tax adjustments were recorded, as the results reflected in the Report were included in the tax benefit recorded in the third quarter. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

UNFUNDED COMMITMENTS

At December 31, 2004, Hartford Life Insurance Company has outstanding commitments totaling $389, of which $196 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $193 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to 3 years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the fund are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer is engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state. There were no guaranty fund assessment payments or refunds in 2004 and 2003. There were guaranty fund assessment refunds of $2 in 2002.

NOTE 12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 3%, 21%, and 1% in 2004, 2003 and 2002, respectively.

Income tax expense (benefit) is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Current                     $   (34)      $    13       $     4
Deferred                         63           155            (2)
                            -----------------------------------
   INCOME TAX EXPENSE       $    29       $   168       $     2
                            -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Tax provision at the
 U.S.federal
 statutory rate             $   354       $   278       $   150
Dividends received
 deduction                     (132)          (87)          (63)
IRS audit settlement
 (See Note 11)                 (191)           --           (76)
Tax adjustment                   (2)          (21)           --
Foreign related
 investments                     (2)           (4)           (6)
Other                             2             2            (3)
                            -----------------------------------
                TOTAL       $    29       $   168       $     2
                            -----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                    2004      2003
                                   -----------------
DEFERRED TAX ASSETS
Tax basis deferred policy
 acquisition costs                 $  607    $  638
Employee benefits                      --         5
Net operating loss carryforward        --        17
Minimum tax credits                   126        80
Foreign tax credit carryovers           6        27
Other                                  36        --
                                   -----------------
        TOTAL DEFERRED TAX ASSETS     775       767
DEFERRED TAX LIABILITIES
Financial statement deferred
 policy acquisition costs and
 reserves                            (677)     (713)
Net unrealized gains on
 securities                          (669)     (535)
Employee benefits                     (16)       --
Investment related items and
 other                                (51)       (5)
                                   -----------------
TOTAL DEFERRED TAX LIABILITIES     (1,413)   (1,253)
                                   -----------------
TOTAL DEFERRED TAX
 ASSET/(LIABILITY)                 $ (638)   $ (486)
                                   -----------------

Hartford Life Insurance Company had a current tax receivable of $121 and $141 as of December 31, 2004 and 2003, respectively.
In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $104 as of December 31, 2004. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the potential tax of $37 on such a distribution.

NOTE 13. STATUTORY RESULTS

                                  For the years ended
                                      December 31,
                            --------------------------------
                             2004         2003         2002
                            --------------------------------
Statutory net income
 (loss)                     $  536       $  801       $ (305)
                            --------------------------------
Statutory capital and
 surplus                    $3,191       $3,115       $2,354
                            --------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2004, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2005, without prior approval, is $498.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to Hartford Life Insurance Company, was $20, $19 and $10 in 2004, 2003 and 2002, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $8, $6 and $5 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 15. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2004 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2004, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(62).
During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by Hartford Life Insurance KK, a wholly owned Japanese subsidiary of HLA and subsequently reinsured to the Company. As of December 31, 2004, $522 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 16. QUARTERLY RESULTS FOR 2004 AND 2003 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2004      2003      2004      2003      2004      2003      2004      2003
                                     ------------------------------------------------------------------------------
Revenues                              $1,394    $1,018    $1,340    $1,186    $1,453    $1,449    $1,488    $1,215
Benefits, claims and expenses [1]      1,121       888     1,097       970     1,205     1,229     1,240       987
Net income [1],[2],[3]                   181       100       180       189       395       167       209       170
                                     ------------------------------------------------------------------------------

[1] Included in the quarter ended September 30, 2003 is an after-tax benefit of $9 related to the Bancorp litigation dispute.

[2] Included in the quarter ended June 30, 2003 is a $23 tax benefit primarily related to the favorable treatment of certain tax items arising during the 1996-2000 tax years.

[3] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement. (2)

          (3)  (b) Form of the Sales Agreement. (2)

          (4)  Individual Flexible Premium Variable Annuity Contract. (1)

          (5)  Form of Application. (1)

          (6)  (a) Articles of Incorporation of Hartford. (3)

               (b) Bylaws of Hartford. (4)

          (7)  Form of Reinsurance Agreement. (5)

          (8) Form of Share Purchase Agreement by the registrant and Dean Witter Select Dimensions Investment Series. (1)

          (9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

          (10) Consent of Deloitte & Touche LLP.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-80738, dated May 1, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement File No. 33-73570, filed on April 12, 1999.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Scott R. Sanderson                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President and General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 333-119414, filed on March 31, 2005.

Item 27.  Number of Contract Owners

          As of January 31, 2005, there were 5,042 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
          Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

          1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

              A.  conducted himself in good faith;
              B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
              C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

          2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

          In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

              A.  conducted himself in good faith;
              B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
              C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

(a)  HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One
     Hartford Life Insurance Company - Separate Account Two
     Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
     Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)
     Hartford Life Insurance Company - Separate Account Two (Variable
     Account "A")
     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)
     Hartford Life Insurance Company - Separate Account Ten
     Hartford Life Insurance Company - Separate Account Three
     Hartford Life Insurance Company - Separate Account Five
     Hartford Life Insurance Company - Separate Account Seven
     Hartford Life Insurance Company - Separate Account Eleven
     Hartford Life Insurance Company - Separate Account Twelve
     Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
     Hart Life Insurance Company - Separate Account Two
     American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life insurance Company - Separate Account One
     Servus Life Insurance Company - Separate Account One
     Servus Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

                                                POSITIONS AND OFFICES
                NAME                              WITH UNDERWRITER
                ----                              ----------------
David A. Carlson                           Senior Vice President and Deputy
                                           Chief Financial Officer
Richard G. Costello                        Vice President and Secretary
George R. Jay                              Chief Broker-Dealer Compliance Officer
Stephen T. Joyce                           Vice President
Thomas M. Marra                            President, Chief Executive Officer and
                                           Chairman of the Board, Director
Martin A. Swanson                          Vice President
John C. Walters                            Executive Vice President, Director
Neal S. Wolin                              Executive Vice President and General Counsel
Lizabeth H. Zlatkus                        Director

          Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the Variable Annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

     The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of April, 2005.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
     (Registrant)

By:  Thomas M. Marra                              *By: /s/ Marianne O'Doherty
    ----------------------------------                 ----------------------
     Thomas M. Marra, President, Chief Executive         Marianne O'Doherty
     Officer and Chairman of the Board*                  Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
     (Depositor)

By:  Thomas M. Marra
    ----------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President & Deputy
     Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President              *By:  /s/ Marianne O'Doherty
     & Chief Accounting Officer*                          ----------------------
John C. Walters, Executive Vice President,                  Marianne O'Doherty
     Director*                                              Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*         Date: April 29, 2005
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer, Director*


33-80738

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

(10)    Consent of Deloitte & Touche LLP.

(99)    Copy of Power of Attorney.